UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2013

Item 1. Reports to Stockholders

Fidelity®

Fund

Annual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® Fund	16.85%	4.04%	6.88%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Fund, a class of the fund, on June 30, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. equities overcame some turbulence during the fall and late spring to extend their bull run over the 12-month period ending June 30, 2013, as accommodative monetary policy and minimal inflationary pressure, coupled with gains in the global economy, helped major benchmarks achieve strong double-digit returns. The tone was positive for the majority of the year, based largely on improving U.S. economic data, including employment, housing and consumer sentiment, the latter of which ended the period close to a six-year high. The broad-based S&P 500® Index rose a hearty 20.60% for the 12 months, after setting a series of new highs throughout late May, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to gaining 18.87%. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 17.60%. During the year, markets were resilient amid intermittent volatility due to debt woes in Europe, the U.S. presidential election and Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying sooner than expected - which prompted a brief, but steep, sell-off - but investors' continued quest for yield and the Fed's pledge to not pull back on its support just yet, overpowered uncertainty and helped equities close the period on a positive note.

Comments from John Avery, Portfolio Manager of Fidelity® Fund: For the year, the fund's Retail Class shares returned 16.85%, trailing the S&P 500®. I focus mainly on high-quality, blue-chip growth companies that I believe are undervalued. Unfortunately, large-cap growth stocks significantly lagged their value counterparts. Among sectors, overall positioning in consumer staples and stock selection in industrials and health care weighed on performance versus the index. A modest cash position also hurt. A non-index stake in Armstrong World Industries, a maker of flooring and ceiling materials, was the fund's biggest individual detractor. Also hampering our results was Vulcan Materials, a provider of materials used in concrete. Smartphone maker Apple was by far the fund's largest position, on average, during the period, and also its biggest detractor in absolute terms, although its impact on relative performance was only modestly negative. I sold most of the position by period end. Contributors to relative performance included Virgin Media, whose share price rallied sharply in February, when rival media firm Liberty Global announced plans to purchase the company. I sold this non-index stock to nail down profits. Another contributor was crude-oil refiner Marathon Petroleum, which I also sold. The fund ended the period with much higher exposure to diversified financials, primarily large commercial banks.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Fidelity Fund	.56%
Actual		$ 1,000.00	$ 1,110.60	$ 2.93
HypotheticalA		$ 1,000.00	$ 1,022.02	$ 2.81
Class K	.42%
Actual		$ 1,000.00	$ 1,111.50	$ 2.20
HypotheticalA		$ 1,000.00	$ 1,022.71	$ 2.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	3.4	2.9
Citigroup, Inc.	2.8	2.0
Home Depot, Inc.	2.4	1.6
Wells Fargo & Co.	2.3	2.0
The Coca-Cola Co.	2.3	1.9
JPMorgan Chase & Co.	2.0	1.9
Honeywell International, Inc.	2.0	0.5
CVS Caremark Corp.	1.9	1.0
Johnson & Johnson	1.9	1.4
Amgen, Inc.	1.9	2.0
	22.9
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.6	16.5
Consumer Discretionary	15.6	11.5
Information Technology	15.2	18.3
Health Care	12.4	14.1
Consumer Staples	10.3	9.0
Asset Allocation (% of fund's net assets)
As of June 30, 2013*		As of December 31, 2012**
	Stocks 97.7%		Stocks 99.1%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 2.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.8%
* Foreign investments	7.2%	** Foreign investments	10.5%

Annual Report

Investments June 30, 2013

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.6%
Automobiles - 1.2%
Ford Motor Co.	2,379,900	$ 36,817
Toyota Motor Corp. sponsored ADR (d)	250,000	30,165
		66,982
Diversified Consumer Services - 0.1%
H&R Block, Inc.	100,000	2,775
Hotels, Restaurants & Leisure - 1.6%
Bloomin' Brands, Inc.	308,300	7,671
Penn National Gaming, Inc. (a)	300,000	15,858
Starbucks Corp.	995,098	65,169
		88,698
Household Durables - 2.6%
D.R. Horton, Inc.	2,240,600	47,680
PulteGroup, Inc. (a)	796,100	15,102
Ryland Group, Inc. (d)	651,000	26,105
Sony Corp. sponsored ADR (d)	1,000,000	21,190
Whirlpool Corp.	259,100	29,631
		139,708
Internet & Catalog Retail - 0.4%
Rakuten, Inc.	2,000,000	23,650
Media - 4.8%
CBS Corp. Class B	750,000	36,653
Comcast Corp. Class A	1,457,000	61,019
News Corp. Class B	1,050,000	34,461
The Walt Disney Co.	1,473,800	93,070
Time Warner, Inc.	650,000	37,583
		262,786
Multiline Retail - 0.3%
Next PLC	192,200	13,324
Specialty Retail - 3.7%
Gap, Inc.	550,000	22,952
Home Depot, Inc.	1,644,800	127,423
TJX Companies, Inc.	968,900	48,503
		198,878
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.9%
Ralph Lauren Corp.	180,873	$ 31,425
VF Corp.	100,000	19,306
		50,731
TOTAL CONSUMER DISCRETIONARY		847,532
CONSUMER STAPLES - 10.3%
Beverages - 2.5%
Beam, Inc.	169,300	10,685
The Coca-Cola Co.	3,098,500	124,281
		134,966
Food & Staples Retailing - 3.4%
Costco Wholesale Corp.	400,000	44,228
CVS Caremark Corp.	1,846,700	105,594
Walgreen Co.	800,000	35,360
		185,182
Food Products - 1.9%
Bunge Ltd.	560,000	39,631
Kraft Foods Group, Inc.	441,133	24,646
Mondelez International, Inc.	725,000	20,684
The Hershey Co.	225,000	20,088
		105,049
Household Products - 1.5%
Colgate-Palmolive Co.	310,800	17,806
Procter & Gamble Co.	850,000	65,442
		83,248
Tobacco - 1.0%
Japan Tobacco, Inc.	1,474,000	52,029
TOTAL CONSUMER STAPLES		560,474
ENERGY - 7.6%
Energy Equipment & Services - 1.7%
Ensco PLC Class A	376,900	21,905
Halliburton Co.	625,000	26,075
Noble Corp.	500,000	18,790
Seadrill Ltd.	600,000	24,444
		91,214
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp.	1,078,350	$ 92,663
InterOil Corp. (a)(d)	280,800	19,518
Marathon Oil Corp.	800,000	27,664
Murphy Oil Corp.	405,000	24,660
Occidental Petroleum Corp.	820,700	73,231
Tesoro Logistics LP	380,000	22,975
The Williams Companies, Inc.	1,147,000	37,243
WPX Energy, Inc. (a)	1,255,300	23,775
		321,729
TOTAL ENERGY		412,943
FINANCIALS - 19.6%
Capital Markets - 1.8%
Goldman Sachs Group, Inc.	137,700	20,827
Invesco Ltd.	900,000	28,620
Morgan Stanley	1,148,700	28,063
UBS AG (NY Shares)	1,341,000	22,730
		100,240
Commercial Banks - 4.6%
M&T Bank Corp.	314,300	35,123
SunTrust Banks, Inc.	1,414,900	44,668
U.S. Bancorp	533,000	19,268
Wells Fargo & Co.	3,069,167	126,665
Zions Bancorporation	801,351	23,143
		248,867
Consumer Finance - 2.5%
American Express Co.	967,092	72,300
Discover Financial Services	1,323,400	63,047
		135,347
Diversified Financial Services - 6.9%
Bank of America Corp.	7,406,700	95,250
Citigroup, Inc.	3,152,510	151,226
JPMorgan Chase & Co.	2,107,000	111,229
McGraw-Hill Companies, Inc.	350,000	18,617
		376,322
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 2.7%
American International Group, Inc. (a)	1,855,000	$ 82,919
Berkshire Hathaway, Inc. Class B (a)	592,400	66,301
		149,220
Real Estate Investment Trusts - 1.1%
American Tower Corp.	801,300	58,631
TOTAL FINANCIALS		1,068,627
HEALTH CARE - 12.4%
Biotechnology - 6.2%
Acorda Therapeutics, Inc. (a)	551,237	18,185
Amgen, Inc.	1,049,700	103,563
Biogen Idec, Inc. (a)	459,600	98,906
BioMarin Pharmaceutical, Inc. (a)	406,400	22,673
Gilead Sciences, Inc. (a)	1,164,800	59,649
Seattle Genetics, Inc. (a)	314,300	9,888
Theravance, Inc. (a)	646,233	24,899
		337,763
Health Care Providers & Services - 0.6%
Henry Schein, Inc. (a)	351,300	33,637
Pharmaceuticals - 5.6%
AbbVie, Inc.	600,000	24,804
Actavis, Inc. (a)	300,000	37,866
Allergan, Inc.	245,200	20,656
AVANIR Pharmaceuticals Class A (a)(d)	3,420,500	15,734
Eli Lilly & Co.	309,300	15,193
Johnson & Johnson	1,225,000	105,179
Pfizer, Inc.	3,029,400	84,853
		304,285
TOTAL HEALTH CARE		675,685
INDUSTRIALS - 9.3%
Aerospace & Defense - 3.4%
Honeywell International, Inc.	1,354,200	107,442
Textron, Inc.	2,108,600	54,929
The Boeing Co.	200,000	20,488
		182,859
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 1.1%
Armstrong World Industries, Inc. (a)	1,222,875	$ 58,441
Electrical Equipment - 0.3%
Generac Holdings, Inc.	392,700	14,534
Industrial Conglomerates - 1.2%
3M Co.	425,000	46,474
Danaher Corp.	343,800	21,763
		68,237
Machinery - 1.2%
Cummins, Inc.	339,000	36,768
Illinois Tool Works, Inc.	400,000	27,668
		64,436
Professional Services - 0.3%
Towers Watson & Co.	208,400	17,076
Road & Rail - 1.8%
Union Pacific Corp.	643,300	99,248
TOTAL INDUSTRIALS		504,831
INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 2.2%
Cisco Systems, Inc.	3,850,000	93,594
Motorola Solutions, Inc.	424,300	24,495
		118,089
Computers & Peripherals - 1.3%
Apple, Inc.	183,500	72,681
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	1,122,738	87,506
Internet Software & Services - 4.3%
eBay, Inc. (a)	906,900	46,905
Google, Inc. Class A (a)	209,800	184,701
		231,606
IT Services - 1.5%
Fidelity National Information Services, Inc.	410,700	17,594
Visa, Inc. Class A	347,600	63,524
		81,118
Semiconductors & Semiconductor Equipment - 1.9%
ASML Holding NV	227,427	17,989
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	2,211,000	$ 53,550
NXP Semiconductors NV (a)	1,013,500	31,398
		102,937
Software - 2.4%
Adobe Systems, Inc. (a)	600,000	27,336
Microsoft Corp.	2,205,000	76,139
Oracle Corp.	946,500	29,076
		132,551
TOTAL INFORMATION TECHNOLOGY		826,488
MATERIALS - 5.0%
Chemicals - 2.5%
LyondellBasell Industries NV Class A	814	54
Monsanto Co.	1,034,900	102,248
W.R. Grace & Co. (a)	423,100	35,557
		137,859
Construction Materials - 2.5%
Eagle Materials, Inc.	150,000	9,941
Martin Marietta Materials, Inc.	587,000	57,773
Vulcan Materials Co.	1,397,954	67,675
		135,389
TOTAL MATERIALS		273,248
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	1,201,300	60,473
Wireless Telecommunication Services - 0.5%
SoftBank Corp.	450,000	26,194
TOTAL TELECOMMUNICATION SERVICES		86,667
UTILITIES - 1.1%
Electric Utilities - 0.6%
Edison International	496,400	23,907
NextEra Energy, Inc.	118,700	9,672
		33,579
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.5%
Sempra Energy	343,200	$ 28,060
TOTAL UTILITIES		61,639
TOTAL COMMON STOCKS (Cost $4,435,049)		5,318,134
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.13% (b)	59,401,223	59,401
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	39,760,150	39,760
TOTAL MONEY MARKET FUNDS (Cost $99,161)		99,161
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $4,534,210)		5,417,295
NET OTHER ASSETS (LIABILITIES) - 0.5%		27,526
NET ASSETS - 100%		$ 5,444,821
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 163
Fidelity Securities Lending Cash Central Fund	1,238
Total	$ 1,401
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 847,532	$ 823,882	$ 23,650	$ -
Consumer Staples	560,474	508,445	52,029	-
Energy	412,943	412,943	-	-
Financials	1,068,627	1,068,627	-	-
Health Care	675,685	675,685	-	-
Industrials	504,831	504,831	-	-
Information Technology	826,488	826,488	-	-
Materials	273,248	273,248	-	-
Telecommunication Services	86,667	60,473	26,194	-
Utilities	61,639	61,639	-	-
Money Market Funds	99,161	99,161	-	-
Total Investments in Securities:	$ 5,417,295	$ 5,315,422	$ 101,873	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2013

Assets
Investment in securities, at value (including securities loaned of $38,455) - See accompanying schedule: Unaffiliated issuers (cost $4,435,049)	$ 5,318,134
Fidelity Central Funds (cost $99,161)	99,161
Total Investments (cost $4,534,210)		$ 5,417,295
Cash		1
Receivable for investments sold		127,076
Receivable for fund shares sold		2,862
Dividends receivable		3,735
Distributions receivable from Fidelity Central Funds		224
Other receivables		352
Total assets		5,551,545

Liabilities
Payable for investments purchased	$ 60,967
Payable for fund shares redeemed	3,323
Accrued management fee	1,578
Other affiliated payables	834
Other payables and accrued expenses	262
Collateral on securities loaned, at value	39,760
Total liabilities		106,724

Net Assets		$ 5,444,821
Net Assets consist of:
Paid in capital		$ 4,300,058
Undistributed net investment income		20,378
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		241,311
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		883,074
Net Assets		$ 5,444,821

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2013

Fidelity Fund: Net Asset Value, offering price and redemption price per share ($4,451,266 ÷ 111,927 shares)	$ 39.77

Class K: Net Asset Value, offering price and redemption price per share ($993,555 ÷ 24,978 shares)	$ 39.78

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended June 30, 2013

Investment Income
Dividends		$ 91,449
Interest		1
Income from Fidelity Central Funds		1,401
Total income		92,851

Expenses
Management fee	$ 18,534
Transfer agent fees	8,906
Accounting and security lending fees	1,102
Custodian fees and expenses	122
Independent trustees' compensation	35
Appreciation in deferred trustee compensation account	1
Registration fees	77
Audit	77
Legal	31
Miscellaneous	54
Total expenses before reductions	28,939
Expense reductions	(759)	28,180
Net investment income (loss)		64,671
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	526,471
Foreign currency transactions	(267)
Total net realized gain (loss)		526,204
Change in net unrealized appreciation (depreciation) on: Investment securities	240,771
Assets and liabilities in foreign currencies	(17)
Total change in net unrealized appreciation (depreciation)		240,754
Net gain (loss)		766,958
Net increase (decrease) in net assets resulting from operations		$ 831,629

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended June 30, 2013	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,671	$ 59,563
Net realized gain (loss)	526,204	142,752
Change in net unrealized appreciation (depreciation)	240,754	(169,796)
Net increase (decrease) in net assets resulting from operations	831,629	32,519
Distributions to shareholders from net investment income	(73,239)	(36,948)
Share transactions - net increase (decrease)	(492,060)	(552,271)
Total increase (decrease) in net assets	266,330	(556,700)

Net Assets
Beginning of period	5,178,491	5,735,191
End of period (including undistributed net investment income of $20,378 and undistributed net investment income of $31,540, respectively)	$ 5,444,821	$ 5,178,491

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Fund

Years ended June 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 34.51	$ 34.35	$ 26.08	$ 23.95	$ 35.69
Income from Investment Operations
Net investment income (loss) B	.44	.37	.27 E	.23	.44
Net realized and unrealized gain (loss)	5.31	.02 F	8.27	2.25	(10.77)
Total from investment operations	5.75	.39	8.54	2.48	(10.33)
Distributions from net investment income	(.49)	(.23)	(.27)	(.35)	(.42)
Distributions from net realized gain	-	-	-	-	(.99)
Total distributions	(.49)	(.23)	(.27)	(.35)	(1.41)
Net asset value, end of period	$ 39.77	$ 34.51	$ 34.35	$ 26.08	$ 23.95
Total Return A	16.85%	1.21%	32.89%	10.40%	(29.74)%
Ratios to Average Net Assets C,G
Expenses before reductions	.56%	.58%	.59%	.61%	.64%
Expenses net of fee waivers, if any	.56%	.58%	.59%	.61%	.64%
Expenses net of all reductions	.55%	.58%	.58%	.60%	.64%
Net investment income (loss)	1.18%	1.13%	.86% E	.82%	1.73%
Supplemental Data
Net assets, end of period (in millions)	$ 4,451	$ 4,364	$ 5,072	$ 4,412	$ 4,442
Portfolio turnover rate D	113%	102%	88%	77%	91%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .60%.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended June 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 34.52	$ 34.35	$ 26.08	$ 23.96	$ 35.70
Income from Investment Operations
Net investment income (loss) B	.49	.42	.32 E	.28	.42
Net realized and unrealized gain (loss)	5.31	.02 F	8.27	2.24	(10.70)
Total from investment operations	5.80	.44	8.59	2.52	(10.28)
Distributions from net investment income	(.54)	(.27)	(.32)	(.40)	(.47)
Distributions from net realized gain	-	-	-	-	(.99)
Total distributions	(.54)	(.27)	(.32)	(.40)	(1.46)
Net asset value, end of period	$ 39.78	$ 34.52	$ 34.35	$ 26.08	$ 23.96
Total Return A	17.03%	1.37%	33.10%	10.54%	(29.59)%
Ratios to Average Net Assets C,G
Expenses before reductions	.42%	.43%	.43%	.44%	.45%
Expenses net of fee waivers, if any	.42%	.43%	.43%	.44%	.45%
Expenses net of all reductions	.41%	.42%	.42%	.43%	.45%
Net investment income (loss)	1.32%	1.29%	1.02% E	.99%	1.92%
Supplemental Data
Net assets, end of period (in millions)	$ 994	$ 814	$ 663	$ 426	$ 274
Portfolio turnover rate D	113%	102%	88%	77%	91%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .76%.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of June 30, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, deferred trustees compensation, partnerships, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 891,554
Gross unrealized depreciation	(38,980)
Net unrealized appreciation (depreciation) on securities and other investments	$ 852,574

Tax Cost	$ 4,564,721

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 20,559
Undistributed long-term capital gain	$ 271,822
Net unrealized appreciation (depreciation)	$ 852,563

The tax character of distributions paid was as follows:

	June 30, 2013	June 30, 2012
Ordinary Income	$ 73,239	$ 36,948

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,877,359 and $6,291,802, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .35% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Fund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Fidelity Fund	$ 8,454.19
Class K	452.05
	$ 8,906

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $138 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Fund. Total security lending income during the period amounted to $1,238, including $147 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $755 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by one hundred nineteen dollars.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $4.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended June 30,	2013	2012
From net investment income
Fidelity Fund	$ 59,871	$ 31,576
Class K	13,368	5,372
Total	$ 73,239	$ 36,948

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended June 30,	2013	2012	2013	2012
Fidelity Fund
Shares sold	6,586	9,192	$ 245,372	$ 299,999
Reinvestment of distributions	1,584	967	55,780	29,465
Shares redeemed	(22,706)	(31,358)	(844,733)	(1,019,919)
Net increase (decrease)	(14,536)	(21,199)	$ (543,581)	$ (690,455)
Class K
Shares sold	6,352	9,901	$ 236,538	$ 323,105
Reinvestment of distributions	380	176	13,368	5,372
Shares redeemed	(5,340)	(5,788)	(198,385)	(190,293)
Net increase (decrease)	1,392	4,289	$ 51,521	$ 138,184

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Fund (a fund of Fidelity Hastings Street Trust) at June 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 9, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 166 Fidelity funds. Mr. Curvey oversees 387 Fidelity funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 230 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley serves as a Trustee of other Fidelity funds (2013-present), and is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (1965)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Vice President of other Fidelity funds (2013-present), Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013) and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stacie Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2012-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust  II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Fund	08/05/13	08/02/13	$0.148	$1.997

The fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2013, $305,898,250, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Fidelity Fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FID-UANN-0813
1.787731.110

Fidelity®

Mega Cap Stock

Fund

Annual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® Mega Cap Stock Fund A	24.17%	7.98%	6.90%

A Prior to December 1, 2007, Fidelity Mega Cap Stock Fund operated under certain different investment policies. The fund's historical performance may not represent its current investment policies.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Mega Cap Stock Fund, a class of the fund, on June 30, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. equities overcame some turbulence during the fall and late spring to extend their bull run over the 12-month period ending June 30, 2013, as accommodative monetary policy and minimal inflationary pressure, coupled with gains in the global economy, helped major benchmarks achieve strong double-digit returns. The tone was positive for the majority of the year, based largely on improving U.S. economic data, including employment, housing and consumer sentiment, the latter of which ended the period close to a six-year high. The broad-based S&P 500® Index rose a hearty 20.60% for the 12 months, after setting a series of new highs throughout late May, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to gaining 18.87%. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 17.60%. During the year, markets were resilient amid intermittent volatility due to debt woes in Europe, the U.S. presidential election and Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying sooner than expected - which prompted a brief, but steep, sell-off - but investors' continued quest for yield and the Fed's pledge to not pull back on its support just yet, overpowered uncertainty and helped equities close the period on a positive note.

Comments from Matthew Fruhan, Portfolio Manager of Fidelity® Mega Cap Stock Fund: For the year, the fund's Retail Class shares gained 24.17%, easily ahead of the mega-cap proxy Russell Top 200® Index, which rose 19.53%, and the S&P 500®. Positioning in diversified financials was the major contributor relative to the Russell index, including outsized stakes in financial services giants JPMorgan Chase and Morgan Stanley, global leader Citigroup, and discount brokerage firm Charles Schwab, all of which saw their stock prices gain sharply. Within retailing, Lowe's Companies performed well, as investors began to anticipate that improved housing fundamentals would eventually lead to higher long-term earnings for the home-improvement retailer. Conversely, avoiding index component Gilead Sciences detracted because the stock moved higher as investors gained confidence in the biopharmaceutical company based on the trajectory of its earnings growth. In energy, we were hurt by an out-of-index stake in oil and gas company Royal Dutch Shell, where earnings were pressured by lower commodity prices. In addition, the stock's valuation compressed due to concerns about the company's capital expenditure outlook.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Class A	.97%
Actual		$ 1,000.00	$ 1,142.00	$ 5.15
Hypothetical A		$ 1,000.00	$ 1,019.98	$ 4.86
Class T	1.24%
Actual		$ 1,000.00	$ 1,141.00	$ 6.58
Hypothetical A		$ 1,000.00	$ 1,018.65	$ 6.21
Class B	1.80%
Actual		$ 1,000.00	$ 1,137.20	$ 9.54
Hypothetical A		$ 1,000.00	$ 1,015.87	$ 9.00
Class C	1.74%
Actual		$ 1,000.00	$ 1,137.80	$ 9.22
Hypothetical A		$ 1,000.00	$ 1,016.17	$ 8.70
Mega Cap Stock	.69%
Actual		$ 1,000.00	$ 1,143.80	$ 3.67
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.46
Institutional Class	.73%
Actual		$ 1,000.00	$ 1,142.50	$ 3.88
Hypothetical A		$ 1,000.00	$ 1,021.17	$ 3.66

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.4	4.2
Apple, Inc.	3.7	5.0
General Electric Co.	3.2	3.1
Wells Fargo & Co.	3.2	3.5
Microsoft Corp.	3.1	2.4
Google, Inc. Class A	2.7	2.5
Citigroup, Inc.	2.5	2.2
Chevron Corp.	2.4	2.7
Occidental Petroleum Corp.	2.2	1.2
Merck & Co., Inc.	2.2	2.1
	29.6
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.4	18.4
Information Technology	20.1	19.4
Energy	12.9	12.6
Health Care	12.7	12.8
Consumer Discretionary	10.3	11.9
Asset Allocation (% of fund's net assets)
As of June 30, 2013*		As of December 31, 2012**
	Stocks 99.5%		Stocks 98.9%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 1.0%
* Foreign investments	8.2%	** Foreign investments	8.0%

Annual Report

Investments June 30, 2013

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 10.3%
Automobiles - 0.8%
Ford Motor Co.	1,430,800	$ 22,134,476
Hotels, Restaurants & Leisure - 0.8%
McDonald's Corp.	94,600	9,365,400
Yum! Brands, Inc.	156,800	10,872,512
		20,237,912
Media - 4.7%
Comcast Corp. Class A (special) (non-vtg.)	1,238,300	49,123,361
News Corp. Class A	274,800	8,958,480
The Walt Disney Co.	247,400	15,623,310
Time Warner, Inc.	602,100	34,813,422
Viacom, Inc. Class B (non-vtg.)	163,300	11,112,565
		119,631,138
Multiline Retail - 2.0%
Target Corp.	765,300	52,698,558
Specialty Retail - 2.0%
Home Depot, Inc.	115,700	8,963,279
Lowe's Companies, Inc.	1,019,200	41,685,280
		50,648,559
TOTAL CONSUMER DISCRETIONARY		265,350,643
CONSUMER STAPLES - 10.0%
Beverages - 2.6%
PepsiCo, Inc.	329,700	26,966,163
The Coca-Cola Co.	993,300	39,841,263
		66,807,426
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	312,800	17,885,904
Walgreen Co.	844,100	37,309,220
		55,195,124
Food Products - 1.0%
Danone SA	129,800	9,741,897
Kellogg Co.	239,800	15,402,354
		25,144,251
Household Products - 2.8%
Kimberly-Clark Corp.	173,200	16,824,648
Procter & Gamble Co.	729,800	56,187,302
		73,011,950
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.4%
British American Tobacco PLC sponsored ADR	278,700	$ 28,689,378
Philip Morris International, Inc.	89,230	7,729,103
		36,418,481
TOTAL CONSUMER STAPLES		256,577,232
ENERGY - 12.9%
Energy Equipment & Services - 2.1%
Halliburton Co.	598,100	24,952,732
National Oilwell Varco, Inc.	108,300	7,461,870
Schlumberger Ltd.	289,500	20,745,570
		53,160,172
Oil, Gas & Consumable Fuels - 10.8%
Apache Corp.	311,105	26,079,932
BG Group PLC	336,900	5,731,284
BP PLC sponsored ADR	238,359	9,949,105
Canadian Natural Resources Ltd.	630,200	17,766,882
Chevron Corp.	513,600	60,779,424
Exxon Mobil Corp.	388,671	35,116,425
Occidental Petroleum Corp.	649,300	57,937,039
Royal Dutch Shell PLC Class A sponsored ADR	302,112	19,274,746
Suncor Energy, Inc.	942,000	27,766,473
The Williams Companies, Inc.	527,800	17,137,666
		277,538,976
TOTAL ENERGY		330,699,148
FINANCIALS - 20.4%
Capital Markets - 3.5%
BlackRock, Inc. Class A	38,300	9,837,355
Charles Schwab Corp.	1,244,300	26,416,489
Morgan Stanley	1,462,600	35,731,318
State Street Corp.	259,100	16,895,911
		88,881,073
Commercial Banks - 5.3%
PNC Financial Services Group, Inc.	256,700	18,718,564
Standard Chartered PLC (United Kingdom)	378,885	8,223,304
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp	791,900	$ 28,627,185
Wells Fargo & Co.	1,986,530	81,984,093
		137,553,146
Diversified Financial Services - 8.9%
Bank of America Corp.	3,979,700	51,178,942
Citigroup, Inc.	1,350,070	64,762,858
JPMorgan Chase & Co.	2,127,300	112,300,167
		228,241,967
Insurance - 2.7%
AFLAC, Inc.	109,500	6,364,140
American International Group, Inc. (a)	402,700	18,000,690
MetLife, Inc.	793,700	36,319,712
Prudential Financial, Inc.	116,500	8,507,995
		69,192,537
TOTAL FINANCIALS		523,868,723
HEALTH CARE - 12.7%
Biotechnology - 0.8%
Amgen, Inc.	216,190	21,329,305
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	239,900	8,367,712
Stryker Corp.	124,800	8,072,064
		16,439,776
Health Care Providers & Services - 4.3%
Aetna, Inc.	313,400	19,913,436
Express Scripts Holding Co. (a)	185,100	11,418,819
McKesson Corp.	234,000	26,793,000
UnitedHealth Group, Inc.	436,400	28,575,472
WellPoint, Inc.	284,800	23,308,032
		110,008,759
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	115,500	9,774,765
Pharmaceuticals - 6.6%
AbbVie, Inc.	426,500	17,631,510
Eli Lilly & Co.	105,000	5,157,600
GlaxoSmithKline PLC sponsored ADR	373,600	18,668,792
Johnson & Johnson	580,600	49,850,316
Merck & Co., Inc.	1,210,700	56,237,015
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Novartis AG sponsored ADR	48,900	$ 3,457,719
Pfizer, Inc.	394,000	11,035,940
Sanofi SA	59,875	6,189,913
		168,228,805
TOTAL HEALTH CARE		325,781,410
INDUSTRIALS - 9.6%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	137,900	10,940,986
Precision Castparts Corp.	26,100	5,898,861
The Boeing Co.	303,600	31,100,784
United Technologies Corp.	174,400	16,208,736
		64,149,367
Air Freight & Logistics - 1.4%
United Parcel Service, Inc. Class B	400,100	34,600,648
Industrial Conglomerates - 3.5%
Danaher Corp.	118,000	7,469,400
General Electric Co.	3,597,600	83,428,344
		90,897,744
Machinery - 0.4%
Illinois Tool Works, Inc.	148,100	10,244,077
Road & Rail - 1.8%
CSX Corp.	899,500	20,859,405
Norfolk Southern Corp.	187,900	13,650,935
Union Pacific Corp.	71,800	11,077,304
		45,587,644
TOTAL INDUSTRIALS		245,479,480
INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 3.2%
Cisco Systems, Inc.	2,204,700	53,596,257
QUALCOMM, Inc.	463,000	28,280,040
		81,876,297
Computers & Peripherals - 4.2%
Apple, Inc.	242,701	96,129,012
EMC Corp.	517,700	12,228,074
		108,357,086
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.7%
Google, Inc. Class A (a)	77,250	$ 68,008,583
IT Services - 4.3%
Accenture PLC Class A	100,400	7,224,784
Automatic Data Processing, Inc.	146,000	10,053,560
Cognizant Technology Solutions Corp. Class A (a)	272,600	17,067,486
IBM Corp.	95,000	18,155,450
MasterCard, Inc. Class A	53,700	30,850,650
Visa, Inc. Class A	145,200	26,535,300
		109,887,230
Semiconductors & Semiconductor Equipment - 0.6%
Applied Materials, Inc.	241,500	3,600,765
Broadcom Corp. Class A	254,700	8,598,672
Intel Corp.	178,700	4,328,114
		16,527,551
Software - 5.1%
Adobe Systems, Inc. (a)	278,200	12,674,792
Microsoft Corp.	2,262,700	78,131,031
Oracle Corp.	928,000	28,508,160
salesforce.com, Inc. (a)	132,400	5,055,032
VMware, Inc. Class A (a)	83,900	5,620,461
		129,989,476
TOTAL INFORMATION TECHNOLOGY		514,646,223
MATERIALS - 1.5%
Chemicals - 1.5%
E.I. du Pont de Nemours & Co.	336,800	17,682,000
Monsanto Co.	97,000	9,583,600
Syngenta AG (Switzerland)	28,700	11,191,818
		38,457,418
Metals & Mining - 0.0%
Freeport-McMoRan Copper & Gold, Inc.	39,000	1,076,790
TOTAL MATERIALS		39,534,208
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	632,300	31,829,982
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC sponsored ADR	646,000	$ 18,566,040
TOTAL TELECOMMUNICATION SERVICES		50,396,022
TOTAL COMMON STOCKS (Cost $2,149,665,082)		2,552,333,089
Convertible Preferred Stocks - 0.1%

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50% (Cost $1,631,819)	32,400	1,923,264
Money Market Funds - 0.6%

Fidelity Cash Central Fund, 0.13% (b) (Cost $14,883,860)	14,883,860	14,883,860
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,166,180,761)		2,569,140,213
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(4,367,536)
NET ASSETS - 100%		$ 2,564,772,677
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,576
Fidelity Securities Lending Cash Central Fund	55,006
Total	$ 89,582
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 265,350,643	$ 265,350,643	$ -	$ -
Consumer Staples	256,577,232	256,577,232	-	-
Energy	330,699,148	330,699,148	-	-
Financials	523,868,723	523,868,723	-	-
Health Care	325,781,410	319,591,497	6,189,913	-
Industrials	247,402,744	247,402,744	-	-
Information Technology	514,646,223	514,646,223	-	-
Materials	39,534,208	28,342,390	11,191,818	-
Telecommunication Services	50,396,022	50,396,022	-	-
Money Market Funds	14,883,860	14,883,860	-	-
Total Investments in Securities:	$ 2,569,140,213	$ 2,551,758,482	$ 17,381,731	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,151,296,901)	$ 2,554,256,353
Fidelity Central Funds (cost $14,883,860)	14,883,860
Total Investments (cost $2,166,180,761)		$ 2,569,140,213
Receivable for investments sold		2,368,885
Receivable for fund shares sold		5,341,234
Dividends receivable		4,314,316
Distributions receivable from Fidelity Central Funds		10,741
Other receivables		15,078
Total assets		2,581,190,467

Liabilities
Payable for investments purchased	$ 9,823,870
Payable for fund shares redeemed	5,072,177
Accrued management fee	973,437
Distribution and service plan fees payable	14,985
Other affiliated payables	480,761
Other payables and accrued expenses	52,560
Total liabilities		16,417,790

Net Assets		$ 2,564,772,677
Net Assets consist of:
Paid in capital		$ 2,160,394,225
Undistributed net investment income		17,061,419
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,637,221)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		402,954,254
Net Assets		$ 2,564,772,677

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2013
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($20,336,047 ÷ 1,505,501 shares)	$ 13.51

Maximum offering price per share (100/94.25 of $13.51)	$ 14.33
Class T: Net Asset Value and redemption price per share ($8,376,680 ÷ 620,166 shares)	$ 13.51

Maximum offering price per share (100/96.50 of $13.51)	$ 14.00
Class B: Net Asset Value and offering price per share ($716,433 ÷ 53,353 shares)A	$ 13.43

Class C: Net Asset Value and offering price per share ($7,938,016 ÷ 593,427 shares)A	$ 13.38

Mega Cap Stock: Net Asset Value, offering price and redemption price per share ($2,214,591,754 ÷ 162,877,040 shares)	$ 13.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($312,813,747 ÷ 23,078,203 shares)	$ 13.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2013

Investment Income
Dividends		$ 50,521,578
Income from Fidelity Central Funds		89,582
Total income		50,611,160

Expenses
Management fee	$ 9,855,801
Transfer agent fees	4,463,538
Distribution and service plan fees	116,202
Accounting and security lending fees	652,483
Custodian fees and expenses	63,610
Independent trustees' compensation	13,170
Registration fees	152,992
Audit	50,723
Legal	8,177
Interest	1,599
Miscellaneous	16,591
Total expenses before reductions	15,394,886
Expense reductions	(72,539)	15,322,347
Net investment income (loss)		35,288,813
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	104,932,007
Foreign currency transactions	(55,589)
Total net realized gain (loss)		104,876,418
Change in net unrealized appreciation (depreciation) on: Investment securities	321,855,697
Assets and liabilities in foreign currencies	(1,247)
Total change in net unrealized appreciation (depreciation)		321,854,450
Net gain (loss)		426,730,868
Net increase (decrease) in net assets resulting from operations		$ 462,019,681

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2013	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,288,813	$ 17,903,977
Net realized gain (loss)	104,876,418	43,198,122
Change in net unrealized appreciation (depreciation)	321,854,450	29,098,949
Net increase (decrease) in net assets resulting from operations	462,019,681	90,201,048
Distributions to shareholders from net investment income	(27,575,489)	(11,753,098)
Share transactions - net increase (decrease)	652,982,078	468,368,181
Total increase (decrease) in net assets	1,087,426,270	546,816,131

Net Assets
Beginning of period	1,477,346,407	930,530,276
End of period (including undistributed net investment income of $17,061,419 and undistributed net investment income of $10,984,843, respectively)	$ 2,564,772,677	$ 1,477,346,407

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.37	$ 8.07	$ 7.20	$ 9.89
Income from Investment Operations
Net investment income (loss) C	.17	.13	.07	.06	.10
Net realized and unrealized gain (loss)	2.43	.64	2.28	.92	(2.65)
Total from investment operations	2.60	.77	2.35	.98	(2.55)
Distributions from net investment income	(.14)	(.09)	(.05)	(.11)	(.12)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.14)	(.09)	(.05)	(.11)	(.14)
Net asset value, end of period	$ 13.51	$ 11.05	$ 10.37	$ 8.07	$ 7.20
Total Return A, B	23.78%	7.57%	29.23%	13.65%	(25.98)%
Ratios to Average Net Assets D, F
Expenses before reductions	.98%	1.02%	1.06%	1.10%	1.13%
Expenses net of fee waivers, if any	.98%	1.02%	1.06%	1.10%	1.13%
Expenses net of all reductions	.98%	1.02%	1.06%	1.10%	1.13%
Net investment income (loss)	1.37%	1.28%	.76%	.66%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,336	$ 8,527	$ 4,169	$ 2,238	$ 806
Portfolio turnover rate E	29%	57%	53%	97%	138%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended June 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.38	$ 8.07	$ 7.20	$ 9.88
Income from Investment Operations
Net investment income (loss) C	.14	.10	.05	.03	.09
Net realized and unrealized gain (loss)	2.43	.64	2.29	.93	(2.67)
Total from investment operations	2.57	.74	2.34	.96	(2.58)
Distributions from net investment income	(.11)	(.07)	(.03)	(.09)	(.08)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.11)	(.07)	(.03)	(.09)	(.10)
Net asset value, end of period	$ 13.51	$ 11.05	$ 10.38	$ 8.07	$ 7.20
Total Return A, B	23.44%	7.19%	29.08%	13.32%	(26.21)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.26%	1.32%	1.32%	1.36%	1.36%
Expenses net of fee waivers, if any	1.26%	1.32%	1.32%	1.36%	1.36%
Expenses net of all reductions	1.26%	1.32%	1.32%	1.35%	1.36%
Net investment income (loss)	1.09%	.98%	.50%	.41%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,377	$ 2,293	$ 1,682	$ 1,073	$ 446
Portfolio turnover rate E	29%	57%	53%	97%	138%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended June 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.30	$ 8.02	$ 7.19	$ 9.87
Income from Investment Operations
Net investment income (loss) C	.07	.05	- H	(.01)	.05
Net realized and unrealized gain (loss)	2.43	.63	2.28	.92	(2.66)
Total from investment operations	2.50	.68	2.28	.91	(2.61)
Distributions from net investment income	(.04)	(.01)	-	(.08)	(.05)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.04)	(.01)	-	(.08)	(.07)
Net asset value, end of period	$ 13.43	$ 10.97	$ 10.30	$ 8.02	$ 7.19
Total Return A, B	22.83%	6.62%	28.43%	12.60%	(26.56)%
Ratios to Average Net Assets D, G
Expenses before reductions	1.80%	1.82%	1.83%	1.88%	1.88%
Expenses net of fee waivers, if any	1.80%	1.82%	1.83%	1.88%	1.88%
Expenses net of all reductions	1.80%	1.81%	1.82%	1.88%	1.88%
Net investment income (loss)	.55%	.49%	.00% F	(.12)%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 716	$ 704	$ 764	$ 667	$ 263
Portfolio turnover rate E	29%	57%	53%	97%	138%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended June 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 10.28	$ 8.01	$ 7.16	$ 9.87
Income from Investment Operations
Net investment income (loss) C	.07	.05	- G	(.01)	.05
Net realized and unrealized gain (loss)	2.42	.64	2.27	.92	(2.66)
Total from investment operations	2.49	.69	2.27	.91	(2.61)
Distributions from net investment income	(.04)	(.04)	-	(.06)	(.08)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.04)	(.04)	-	(.06)	(.10)
Net asset value, end of period	$ 13.38	$ 10.93	$ 10.28	$ 8.01	$ 7.16
Total Return A, B	22.83%	6.74%	28.34%	12.72%	(26.56)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.75%	1.79%	1.81%	1.86%	1.88%
Expenses net of fee waivers, if any	1.75%	1.79%	1.81%	1.86%	1.88%
Expenses net of all reductions	1.75%	1.79%	1.81%	1.85%	1.88%
Net investment income (loss)	.59%	.51%	.01%	(.10)%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,938	$ 2,845	$ 1,913	$ 807	$ 470
Portfolio turnover rate E	29%	57%	53%	97%	138%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Mega Cap Stock

Years ended June 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 10.43	$ 8.11	$ 7.23	$ 9.91
Income from Investment Operations
Net investment income (loss) B	.20	.16	.10	.08	.13
Net realized and unrealized gain (loss)	2.46	.64	2.29	.93	(2.67)
Total from investment operations	2.66	.80	2.39	1.01	(2.54)
Distributions from net investment income	(.17)	(.12)	(.07)	(.13)	(.12)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.17)	(.12)	(.07)	(.13)	(.14)
Net asset value, end of period	$ 13.60	$ 11.11	$ 10.43	$ 8.11	$ 7.23
Total Return A	24.17%	7.83%	29.61%	13.93%	(25.77)%
Ratios to Average Net Assets C, E
Expenses before reductions	.70%	.76%	.79%	.81%	.79%
Expenses net of fee waivers, if any	.70%	.76%	.79%	.80%	.78%
Expenses net of all reductions	.70%	.75%	.78%	.79%	.78%
Net investment income (loss)	1.64%	1.55%	1.04%	.96%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,214,592	$ 1,287,144	$ 785,233	$ 500,407	$ 253,164
Portfolio turnover rate D	29%	57%	53%	97%	138%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 10.40	$ 8.09	$ 7.22	$ 9.91
Income from Investment Operations
Net investment income (loss) B	.20	.16	.10	.08	.13
Net realized and unrealized gain (loss)	2.44	.63	2.30	.92	(2.67)
Total from investment operations	2.64	.79	2.40	1.00	(2.54)
Distributions from net investment income	(.17)	(.11)	(.09)	(.13)	(.13)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.17)	(.11)	(.09)	(.13)	(.15)
Net asset value, end of period	$ 13.55	$ 11.08	$ 10.40	$ 8.09	$ 7.22
Total Return A	24.06%	7.77%	29.74%	13.89%	(25.81)%
Ratios to Average Net Assets C, E
Expenses before reductions	.74%	.78%	.79%	.88%	.77%
Expenses net of fee waivers, if any	.74%	.78%	.79%	.88%	.77%
Expenses net of all reductions	.74%	.77%	.78%	.87%	.77%
Net investment income (loss)	1.61%	1.53%	1.04%	.88%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 312,814	$ 175,833	$ 136,768	$ 1,568	$ 515
Portfolio turnover rate D	29%	57%	53%	97%	138%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2013

1. Organization.

Fidelity Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In June 2013, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund will commence sale of Class Z shares on or about August 13, 2013. The Fund offers Class A, Class T, Class C, Mega Cap Stock and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of June 30, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 438,083,733
Gross unrealized depreciation	(41,371,849)
Net unrealized appreciation (depreciation) on securities and other investments	$ 396,711,884

Tax Cost	$ 2,172,428,329

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 17,088,049
Capital loss carryforward	$ (9,389,653)
Net unrealized appreciation (depreciation)	$ 396,706,686

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (9,389,653)

The tax character of distributions paid was as follows:

	June 30, 2013	June 30, 2012
Ordinary Income	$ 27,575,489	$ 11,753,098

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,282,775,180 and $627,306,100, respectively.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 35,361	$ 1,598
Class T	.25%	.25%	26,370	112
Class B	.75%	.25%	7,081	5,321
Class C	.75%	.25%	47,390	19,884
			$ 116,202	$ 26,915

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 26,640
Class T	2,961
Class B*	574
Class C*	1,610
$ 31,785

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 32,274.23
Class T	13,509.26
Class B	2,121.30
Class C	11,876.25
Mega Cap Stock	3,689,743.20
Institutional Class	714,015.24
	$ 4,463,538

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,832,600.37%		$ 1,599

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $41,492 for the period.

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,844 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $55,006. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $71,238 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,301.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended June 30,	2013	2012
From net investment income
Class A	$ 137,534	$ 41,978
Class T	36,492	11,957
Class B	2,304	701
Class C	13,133	10,116
Mega Cap Stock	23,359,421	10,229,962
Institutional Class	4,026,605	1,458,384
Total	$ 27,575,489	$ 11,753,098

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended June 30,	2013	2012	2013	2012
Class A
Shares sold	1,001,677	486,313	$ 12,394,211	$ 5,118,655
Reinvestment of distributions	11,084	3,634	127,952	35,610
Shares redeemed	(279,053)	(120,131)	(3,495,724)	(1,250,294)
Net increase (decrease)	733,708	369,816	$ 9,026,439	$ 3,903,971
Class T
Shares sold	517,456	105,560	$ 6,404,547	$ 1,103,327
Reinvestment of distributions	3,084	1,213	35,826	11,925
Shares redeemed	(107,959)	(61,297)	(1,368,248)	(633,953)
Net increase (decrease)	412,581	45,476	$ 5,072,125	$ 481,299
Class B
Shares sold	9,952	9,865	$ 125,476	$ 101,146
Reinvestment of distributions	196	69	2,261	689
Shares redeemed	(20,917)	(20,058)	(255,293)	(199,056)
Net increase (decrease)	(10,769)	(10,124)	$ (127,556)	$ (97,221)
Class C
Shares sold	448,373	229,191	$ 5,664,292	$ 2,376,452
Reinvestment of distributions	988	856	11,494	8,451
Shares redeemed	(116,347)	(155,763)	(1,448,415)	(1,568,860)
Net increase (decrease)	333,014	74,284	$ 4,227,371	$ 816,043

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended June 30,	2013	2012	2013	2012
Mega Cap Stock
Shares sold	84,998,537	74,953,852	$ 1,035,668,817	$ 795,313,856
Reinvestment of distributions	1,836,891	965,264	21,294,763	9,476,451
Shares redeemed	(39,801,746)	(35,350,283)	(498,490,773)	(369,162,567)
Net increase (decrease)	47,033,682	40,568,833	$ 558,472,807	$ 435,627,740
Institutional Class
Shares sold	11,389,839	7,943,118	$ 129,734,591	$ 80,524,837
Reinvestment of distributions	338,467	144,898	3,911,623	1,415,456
Shares redeemed	(4,517,962)	(5,373,433)	(57,335,322)	(54,303,944)
Net increase (decrease)	7,210,344	2,714,583	$ 76,310,892	$ 27,636,349

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Mega Cap Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Mega Cap Stock Fund (a fund of Fidelity Hastings Street Trust) at June 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Mega Cap Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 9, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 166 Fidelity funds. Mr. Curvey oversees 387 Fidelity funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 230 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) included more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley serves as a Trustee of other Fidelity funds (2013-present), and is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-
present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-
present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (1965)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Vice President of other Fidelity funds (2013-present), Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-
2009) and as a portfolio manager.

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013) and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2012-
present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stacie Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2012-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-
2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

Mega Cap Stock designates 100% of the dividends distributed, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Mega Cap Stock designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

GII-UANN-0813
1.787733.110

Fidelity Fifty®

Annual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity Fifty®	20.89%	3.35%	5.68%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Fifty® on June 30, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. equities overcame some turbulence during the fall and late spring to extend their bull run over the 12-month period ending June 30, 2013, as accommodative monetary policy and minimal inflationary pressure, coupled with gains in the global economy, helped major benchmarks achieve strong double-digit returns. The tone was positive for the majority of the year, based largely on improving U.S. economic data, including employment, housing and consumer sentiment, the latter of which ended the period close to a six-year high. The broad-based S&P 500® Index rose a hearty 20.60% for the 12 months, after setting a series of new highs throughout late May, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to gaining 18.87%. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 17.60%. During the year, markets were resilient amid intermittent volatility due to debt woes in Europe, the U.S. presidential election and Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying sooner than expected - which prompted a brief, but steep, sell-off - but investors' continued quest for yield and the Fed's pledge to not pull back on its support just yet, overpowered uncertainty and helped equities close the period on a positive note.

Comments from Stephen Duffer, Portfolio Manager of Fidelity Fifty®: For the year, the fund was up 20.89%, which was roughly in line with the S&P 500®. Extremely strong security selection in energy gave the biggest boost to relative performance. In terms of individual contributors, an average underweighting and then the sale in December of consumer technology leader Apple helped the most, as growing competition, a lack of new innovative products and slowing revenue growth pressured the stock. Elsewhere, standouts included biotechnology stock Gilead Sciences, whose steep gain was fueled by positive trial data for the company's new hepatitis C treatment. An out-of-index stake in biotech company Onyx Pharmaceuticals also helped, as a late-period premium buyout offer boosted the share price. Stock picks and underweightings in certain segments of the top-performing financials sector hurt relative performance, followed by security selection in consumer discretionary. The biggest individual detractors, however, included software company Citrix Systems, whose stock declined due to a slowdown in U.S. personal computer sales. The fund escaped further negative impact by selling the position as the outlook weakened. Untimely ownership of health insurer UnitedHealth, which was not in the fund at period end, also was costly.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Actual	.83%	$ 1,000.00	$ 1,139.20	$ 4.40
Hypothetical A		$ 1,000.00	$ 1,020.68	$ 4.16

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Cabot Oil & Gas Corp.	5.3	1.9
Google, Inc. Class A	5.0	3.6
Citigroup, Inc.	5.0	3.7
Visa, Inc. Class A	4.7	0.0
Onyx Pharmaceuticals, Inc.	4.5	2.3
Bank of America Corp.	3.7	1.7
Biogen Idec, Inc.	3.5	0.0
Pioneer Natural Resources Co.	3.2	1.3
Home Depot, Inc.	3.1	1.6
Gap, Inc.	3.0	0.0
	41.0
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	18.3	14.4
Financials	16.7	18.6
Consumer Discretionary	16.6	15.5
Information Technology	15.5	18.3
Energy	13.2	13.7
Asset Allocation (% of fund's net assets)
As of June 30, 2013 *		As of December 31, 2012 **
	Stocks 98.9%		Stocks 99.0%
	Short-Term Investments and Net Other Assets (Liabilities) 1.1%		Short-Term Investments and Net Other Assets (Liabilities) 1.0%
* Foreign investments	7.2%	** Foreign investments	6.4%

Annual Report

Investments June 30, 2013

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 16.6%
Diversified Consumer Services - 0.4%
H&R Block, Inc.	92,000	$ 2,553,000
Internet & Catalog Retail - 1.3%
Netflix, Inc. (a)(d)	40,000	8,443,600
Media - 4.7%
Comcast Corp. Class A	122,100	5,113,548
Discovery Communications, Inc. (a)	215,000	16,600,150
The Walt Disney Co.	154,000	9,725,100
		31,438,798
Specialty Retail - 7.7%
Cabela's, Inc. Class A (a)	160,800	10,413,408
Gap, Inc.	476,000	19,863,480
Home Depot, Inc.	272,000	21,071,840
		51,348,728
Textiles, Apparel & Luxury Goods - 2.5%
PVH Corp.	133,000	16,631,650
TOTAL CONSUMER DISCRETIONARY		110,415,776
CONSUMER STAPLES - 5.8%
Food & Staples Retailing - 1.9%
Kroger Co.	365,400	12,620,916
Personal Products - 2.6%
Estee Lauder Companies, Inc. Class A	260,100	17,106,777
Tobacco - 1.3%
Japan Tobacco, Inc.	253,000	8,930,281
TOTAL CONSUMER STAPLES		38,657,974
ENERGY - 13.2%
Oil, Gas & Consumable Fuels - 13.2%
Cabot Oil & Gas Corp.	494,000	35,083,880
EQT Corp.	108,000	8,571,960
Noble Energy, Inc.	311,798	18,720,352
Phillips 66	72,000	4,241,520
Pioneer Natural Resources Co.	148,500	21,495,375
		88,113,087
Common Stocks - continued
	Shares	Value
FINANCIALS - 16.7%
Capital Markets - 3.0%
Ameriprise Financial, Inc.	183,200	$ 14,817,216
The Blackstone Group LP	263,000	5,538,780
		20,355,996
Diversified Financial Services - 9.7%
Bank of America Corp.	1,916,000	24,639,760
Citigroup, Inc.	696,000	33,387,120
McGraw-Hill Companies, Inc.	127,000	6,755,130
		64,782,010
Insurance - 3.1%
American International Group, Inc. (a)	111,000	4,961,700
Berkshire Hathaway, Inc. Class B (a)	122,000	13,654,240
The Travelers Companies, Inc.	23,600	1,886,112
		20,502,052
Real Estate Investment Trusts - 0.9%
American Tower Corp.	83,500	6,109,695
TOTAL FINANCIALS		111,749,753
HEALTH CARE - 18.3%
Biotechnology - 11.4%
Amgen, Inc.	34,100	3,364,306
Biogen Idec, Inc. (a)	109,000	23,456,800
Gilead Sciences, Inc. (a)	382,000	19,562,220
Onyx Pharmaceuticals, Inc. (a)	247,970	29,756,400
		76,139,726
Health Care Equipment & Supplies - 2.2%
The Cooper Companies, Inc.	126,327	15,039,229
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	43,000	3,218,120
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	276,000	12,334,440
Perrigo Co.	33,000	3,993,000
Warner Chilcott PLC	574,000	11,411,120
		27,738,560
TOTAL HEALTH CARE		122,135,635
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 7.5%
Airlines - 0.4%
Southwest Airlines Co.	195,800	$ 2,523,862
Electrical Equipment - 1.8%
Eaton Corp. PLC	181,300	11,931,353
Machinery - 2.3%
Cummins, Inc.	141,000	15,292,860
Road & Rail - 3.0%
Canadian Pacific Railway Ltd. (d)	132,000	16,006,428
J.B. Hunt Transport Services, Inc.	61,200	4,421,088
		20,427,516
TOTAL INDUSTRIALS		50,175,591
INFORMATION TECHNOLOGY - 15.5%
Internet Software & Services - 6.3%
eBay, Inc. (a)	55,700	2,880,804
Google, Inc. Class A (a)	38,000	33,454,060
Yahoo!, Inc. (a)	214,000	5,373,540
		41,708,404
IT Services - 6.2%
Accenture PLC Class A	3,000	215,880
MasterCard, Inc. Class A	17,500	10,053,750
Visa, Inc. Class A	170,000	31,067,500
		41,337,130
Software - 3.0%
ServiceNow, Inc.	174,000	7,027,860
Workday, Inc. Class A (d)	206,600	13,240,994
		20,268,854
TOTAL INFORMATION TECHNOLOGY		103,314,388
MATERIALS - 5.3%
Chemicals - 5.3%
Eastman Chemical Co.	272,700	19,091,727
Ecolab, Inc.	194,000	16,526,860
		35,618,587
TOTAL COMMON STOCKS (Cost $597,513,383)		660,180,791
Money Market Funds - 6.8%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	20,566,759	$ 20,566,759
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	24,432,350	24,432,350
TOTAL MONEY MARKET FUNDS (Cost $44,999,109)		44,999,109
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $642,512,492)		705,179,900
NET OTHER ASSETS (LIABILITIES) - (5.7)%		(37,889,280)
NET ASSETS - 100%		$ 667,290,620
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,376
Fidelity Securities Lending Cash Central Fund	51,434
Total	$ 64,810
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 110,415,776	$ 110,415,776	$ -	$ -
Consumer Staples	38,657,974	29,727,693	8,930,281	-
Energy	88,113,087	88,113,087	-	-
Financials	111,749,753	111,749,753	-	-
Health Care	122,135,635	92,379,235	29,756,400	-
Industrials	50,175,591	50,175,591	-	-
Information Technology	103,314,388	103,314,388	-	-
Materials	35,618,587	35,618,587	-	-
Money Market Funds	44,999,109	44,999,109	-	-
Total Investments in Securities:	$ 705,179,900	$ 666,493,219	$ 38,686,681	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013

Assets
Investment in securities, at value (including securities loaned of $23,395,637) - See accompanying schedule: Unaffiliated issuers (cost $597,513,383)	$ 660,180,791
Fidelity Central Funds (cost $44,999,109)	44,999,109
Total Investments (cost $642,512,492)		$ 705,179,900
Receivable for investments sold		10,174,114
Receivable for fund shares sold		216,193
Dividends receivable		228,894
Distributions receivable from Fidelity Central Funds		4,113
Other receivables		10,499
Total assets		715,813,713

Liabilities
Payable for investments purchased	$ 14,268,800
Payable for fund shares redeemed	9,337,161
Accrued management fee	292,705
Other affiliated payables	145,143
Other payables and accrued expenses	46,934
Collateral on securities loaned, at value	24,432,350
Total liabilities		48,523,093

Net Assets		$ 667,290,620
Net Assets consist of:
Paid in capital		$ 808,769,781
Distributions in excess of net investment income		(467,918)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(203,677,217)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		62,665,974
Net Assets, for 29,018,543 shares outstanding		$ 667,290,620
Net Asset Value, offering price and redemption price per share ($667,290,620 ÷ 29,018,543 shares)		$ 23.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended June 30, 2013

Investment Income
Dividends		$ 6,711,814
Income from Fidelity Central Funds		64,810
Total income		6,776,624

Expenses
Management fee Basic fee	$ 3,743,043
Performance adjustment	(131,671)
Transfer agent fees	1,624,765
Accounting and security lending fees	243,061
Custodian fees and expenses	51,345
Independent trustees' compensation	4,438
Registration fees	23,887
Audit	45,245
Legal	4,187
Miscellaneous	6,645
Total expenses before reductions	5,614,945
Expense reductions	(212,684)	5,402,261
Net investment income (loss)		1,374,363
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	113,812,426
Foreign currency transactions	(27,874)
Total net realized gain (loss)		113,784,552
Change in net unrealized appreciation (depreciation) on: Investment securities	12,278,290
Assets and liabilities in foreign currencies	(770)
Total change in net unrealized appreciation (depreciation)		12,277,520
Net gain (loss)		126,062,072
Net increase (decrease) in net assets resulting from operations		$ 127,436,435

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2013	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,374,363	$ 1,811,350
Net realized gain (loss)	113,784,552	(6,901,148)
Change in net unrealized appreciation (depreciation)	12,277,520	(1,651,886)
Net increase (decrease) in net assets resulting from operations	127,436,435	(6,741,684)
Distributions to shareholders from net investment income	(2,203,361)	(2,053,471)
Share transactions Proceeds from sales of shares	44,588,976	68,737,170
Reinvestment of distributions	2,146,958	2,000,531
Cost of shares redeemed	(176,512,715)	(215,475,338)
Net increase (decrease) in net assets resulting from share transactions	(129,776,781)	(144,737,637)
Total increase (decrease) in net assets	(4,543,707)	(153,532,792)

Net Assets
Beginning of period	671,834,327	825,367,119
End of period (including distributions in excess of net investment income of $467,918 and undistributed net investment income of $710,785, respectively)	$ 667,290,620	$ 671,834,327
Other Information Shares
Sold	2,140,763	3,783,341
Issued in reinvestment of distributions	108,835	116,157
Redeemed	(8,424,922)	(12,219,872)
Net increase (decrease)	(6,175,324)	(8,320,374)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.09	$ 18.97	$ 13.95	$ 12.59	$ 19.95
Income from Investment Operations
Net investment income (loss) B	.04	.05	.06	.07	.09
Net realized and unrealized gain (loss)	3.94	.12 E	5.05	1.35	(7.36)
Total from investment operations	3.98	.17	5.11	1.42	(7.27)
Distributions from net investment income	(.07)	(.05)	(.09)	(.05)	(.05)
Distributions from net realized gain	-	-	-	(.02)	(.04)
Total distributions	(.07)	(.05)	(.09)	(.06) G	(.09)
Net asset value, end of period	$ 23.00	$ 19.09	$ 18.97	$ 13.95	$ 12.59
Total Return A	20.89%	.93%	36.71%	11.26%	(36.47)%
Ratios to Average Net Assets C, F
Expenses before reductions	.83%	.94%	.71%	.73%	.71%
Expenses net of fee waivers, if any	.83%	.94%	.71%	.73%	.71%
Expenses net of all reductions	.80%	.92%	.69%	.69%	.70%
Net investment income (loss)	.20%	.26%	.36%	.50%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 667,291	$ 671,834	$ 825,367	$ 646,032	$ 691,141
Portfolio turnover rate D	246%	277%	257%	246%	424%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Total distributions of $.06 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2013

1. Organization.

Fidelity Fifty (the Fund) is a non-diversified fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective after the close of business on October 12, 2012, the Fund was closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of June 30, 2013,

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 67,154,418
Gross unrealized depreciation	(6,977,631)
Net unrealized appreciation (depreciation) on securities and other investments	$ 60,176,787

Tax Cost	$ 645,003,113

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (201,186,596)
Net unrealized appreciation (depreciation)	$ 60,175,353

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (201,186,596)

The tax character of distributions paid was as follows:

	June 30, 2013	June 30, 2012
Ordinary Income	$ 2,203,361	$ 2,053,471

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,634,850,748 and $1,770,898,328, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .54% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .24% of average net assets.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $38,617 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,723 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the

Annual Report

Notes to Financial Statements - continued

7. Security Lending - continued

Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $51,434. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $209,596 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $52.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $3,036.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Fifty:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Fifty (a fund of Fidelity Hastings Street Trust) at June 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Fifty's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 12, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 166 Fidelity funds. Mr. Curvey oversees 387 Fidelity funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 230 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley serves as a Trustee of other Fidelity funds (2013-present), and is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-
present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-
present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (1965)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Vice President of other Fidelity funds (2013-present), Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-
2009) and as a portfolio manager.

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013) and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2012-
present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stacie Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2012-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-
present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-
2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FIF-UANN-0813
1.787732.110

Fidelity®

Fund -
Class K

Annual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

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Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2013	Past 1 year	Past 5 years	Past 10 years
Class K A	17.03%	4.21%	6.97%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Fund - Class K on June 30, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. equities overcame some turbulence during the fall and late spring to extend their bull run over the 12-month period ending June 30, 2013, as accommodative monetary policy and minimal inflationary pressure, coupled with gains in the global economy, helped major benchmarks achieve strong double-digit returns. The tone was positive for the majority of the year, based largely on improving U.S. economic data, including employment, housing and consumer sentiment, the latter of which ended the period close to a six-year high. The broad-based S&P 500® Index rose a hearty 20.60% for the 12 months, after setting a series of new highs throughout late May, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to gaining 18.87%. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 17.60%. During the year, markets were resilient amid intermittent volatility due to debt woes in Europe, the U.S. presidential election and Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying sooner than expected - which prompted a brief, but steep, sell-off - but investors' continued quest for yield and the Fed's pledge to not pull back on its support just yet, overpowered uncertainty and helped equities close the period on a positive note.

Comments from John Avery, Portfolio Manager of Fidelity® Fund: For the year, the fund's Class K shares returned 17.03%, trailing the S&P 500®. I focus mainly on high-quality, blue-chip growth companies that I believe are undervalued. Unfortunately, large-cap growth stocks significantly lagged their value counterparts. Among sectors, overall positioning in consumer staples and stock selection in industrials and health care weighed on performance versus the index. A modest cash position also hurt. A non-index stake in Armstrong World Industries, a maker of flooring and ceiling materials, was the fund's biggest individual detractor. Also hampering our results was Vulcan Materials, a provider of materials used in concrete. Smartphone maker Apple was by far the fund's largest position, on average, during the period, and also its biggest detractor in absolute terms, although its impact on relative performance was only modestly negative. I sold most of the position by period end. Contributors to relative performance included Virgin Media, whose share price rallied sharply in February, when rival media firm Liberty Global announced plans to purchase the company. I sold this non-index stock to nail down profits. Another contributor was crude-oil refiner Marathon Petroleum, which I also sold. The fund ended the period with much higher exposure to diversified financials, primarily large commercial banks.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Fidelity Fund	.56%
Actual		$ 1,000.00	$ 1,110.60	$ 2.93
HypotheticalA		$ 1,000.00	$ 1,022.02	$ 2.81
Class K	.42%
Actual		$ 1,000.00	$ 1,111.50	$ 2.20
HypotheticalA		$ 1,000.00	$ 1,022.71	$ 2.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	3.4	2.9
Citigroup, Inc.	2.8	2.0
Home Depot, Inc.	2.4	1.6
Wells Fargo & Co.	2.3	2.0
The Coca-Cola Co.	2.3	1.9
JPMorgan Chase & Co.	2.0	1.9
Honeywell International, Inc.	2.0	0.5
CVS Caremark Corp.	1.9	1.0
Johnson & Johnson	1.9	1.4
Amgen, Inc.	1.9	2.0
	22.9
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.6	16.5
Consumer Discretionary	15.6	11.5
Information Technology	15.2	18.3
Health Care	12.4	14.1
Consumer Staples	10.3	9.0
Asset Allocation (% of fund's net assets)
As of June 30, 2013*		As of December 31, 2012**
	Stocks 97.7%		Stocks 99.1%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 2.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.8%
* Foreign investments	7.2%	** Foreign investments	10.5%

Annual Report

Investments June 30, 2013

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.6%
Automobiles - 1.2%
Ford Motor Co.	2,379,900	$ 36,817
Toyota Motor Corp. sponsored ADR (d)	250,000	30,165
		66,982
Diversified Consumer Services - 0.1%
H&R Block, Inc.	100,000	2,775
Hotels, Restaurants & Leisure - 1.6%
Bloomin' Brands, Inc.	308,300	7,671
Penn National Gaming, Inc. (a)	300,000	15,858
Starbucks Corp.	995,098	65,169
		88,698
Household Durables - 2.6%
D.R. Horton, Inc.	2,240,600	47,680
PulteGroup, Inc. (a)	796,100	15,102
Ryland Group, Inc. (d)	651,000	26,105
Sony Corp. sponsored ADR (d)	1,000,000	21,190
Whirlpool Corp.	259,100	29,631
		139,708
Internet & Catalog Retail - 0.4%
Rakuten, Inc.	2,000,000	23,650
Media - 4.8%
CBS Corp. Class B	750,000	36,653
Comcast Corp. Class A	1,457,000	61,019
News Corp. Class B	1,050,000	34,461
The Walt Disney Co.	1,473,800	93,070
Time Warner, Inc.	650,000	37,583
		262,786
Multiline Retail - 0.3%
Next PLC	192,200	13,324
Specialty Retail - 3.7%
Gap, Inc.	550,000	22,952
Home Depot, Inc.	1,644,800	127,423
TJX Companies, Inc.	968,900	48,503
		198,878
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.9%
Ralph Lauren Corp.	180,873	$ 31,425
VF Corp.	100,000	19,306
		50,731
TOTAL CONSUMER DISCRETIONARY		847,532
CONSUMER STAPLES - 10.3%
Beverages - 2.5%
Beam, Inc.	169,300	10,685
The Coca-Cola Co.	3,098,500	124,281
		134,966
Food & Staples Retailing - 3.4%
Costco Wholesale Corp.	400,000	44,228
CVS Caremark Corp.	1,846,700	105,594
Walgreen Co.	800,000	35,360
		185,182
Food Products - 1.9%
Bunge Ltd.	560,000	39,631
Kraft Foods Group, Inc.	441,133	24,646
Mondelez International, Inc.	725,000	20,684
The Hershey Co.	225,000	20,088
		105,049
Household Products - 1.5%
Colgate-Palmolive Co.	310,800	17,806
Procter & Gamble Co.	850,000	65,442
		83,248
Tobacco - 1.0%
Japan Tobacco, Inc.	1,474,000	52,029
TOTAL CONSUMER STAPLES		560,474
ENERGY - 7.6%
Energy Equipment & Services - 1.7%
Ensco PLC Class A	376,900	21,905
Halliburton Co.	625,000	26,075
Noble Corp.	500,000	18,790
Seadrill Ltd.	600,000	24,444
		91,214
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp.	1,078,350	$ 92,663
InterOil Corp. (a)(d)	280,800	19,518
Marathon Oil Corp.	800,000	27,664
Murphy Oil Corp.	405,000	24,660
Occidental Petroleum Corp.	820,700	73,231
Tesoro Logistics LP	380,000	22,975
The Williams Companies, Inc.	1,147,000	37,243
WPX Energy, Inc. (a)	1,255,300	23,775
		321,729
TOTAL ENERGY		412,943
FINANCIALS - 19.6%
Capital Markets - 1.8%
Goldman Sachs Group, Inc.	137,700	20,827
Invesco Ltd.	900,000	28,620
Morgan Stanley	1,148,700	28,063
UBS AG (NY Shares)	1,341,000	22,730
		100,240
Commercial Banks - 4.6%
M&T Bank Corp.	314,300	35,123
SunTrust Banks, Inc.	1,414,900	44,668
U.S. Bancorp	533,000	19,268
Wells Fargo & Co.	3,069,167	126,665
Zions Bancorporation	801,351	23,143
		248,867
Consumer Finance - 2.5%
American Express Co.	967,092	72,300
Discover Financial Services	1,323,400	63,047
		135,347
Diversified Financial Services - 6.9%
Bank of America Corp.	7,406,700	95,250
Citigroup, Inc.	3,152,510	151,226
JPMorgan Chase & Co.	2,107,000	111,229
McGraw-Hill Companies, Inc.	350,000	18,617
		376,322
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 2.7%
American International Group, Inc. (a)	1,855,000	$ 82,919
Berkshire Hathaway, Inc. Class B (a)	592,400	66,301
		149,220
Real Estate Investment Trusts - 1.1%
American Tower Corp.	801,300	58,631
TOTAL FINANCIALS		1,068,627
HEALTH CARE - 12.4%
Biotechnology - 6.2%
Acorda Therapeutics, Inc. (a)	551,237	18,185
Amgen, Inc.	1,049,700	103,563
Biogen Idec, Inc. (a)	459,600	98,906
BioMarin Pharmaceutical, Inc. (a)	406,400	22,673
Gilead Sciences, Inc. (a)	1,164,800	59,649
Seattle Genetics, Inc. (a)	314,300	9,888
Theravance, Inc. (a)	646,233	24,899
		337,763
Health Care Providers & Services - 0.6%
Henry Schein, Inc. (a)	351,300	33,637
Pharmaceuticals - 5.6%
AbbVie, Inc.	600,000	24,804
Actavis, Inc. (a)	300,000	37,866
Allergan, Inc.	245,200	20,656
AVANIR Pharmaceuticals Class A (a)(d)	3,420,500	15,734
Eli Lilly & Co.	309,300	15,193
Johnson & Johnson	1,225,000	105,179
Pfizer, Inc.	3,029,400	84,853
		304,285
TOTAL HEALTH CARE		675,685
INDUSTRIALS - 9.3%
Aerospace & Defense - 3.4%
Honeywell International, Inc.	1,354,200	107,442
Textron, Inc.	2,108,600	54,929
The Boeing Co.	200,000	20,488
		182,859
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 1.1%
Armstrong World Industries, Inc. (a)	1,222,875	$ 58,441
Electrical Equipment - 0.3%
Generac Holdings, Inc.	392,700	14,534
Industrial Conglomerates - 1.2%
3M Co.	425,000	46,474
Danaher Corp.	343,800	21,763
		68,237
Machinery - 1.2%
Cummins, Inc.	339,000	36,768
Illinois Tool Works, Inc.	400,000	27,668
		64,436
Professional Services - 0.3%
Towers Watson & Co.	208,400	17,076
Road & Rail - 1.8%
Union Pacific Corp.	643,300	99,248
TOTAL INDUSTRIALS		504,831
INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 2.2%
Cisco Systems, Inc.	3,850,000	93,594
Motorola Solutions, Inc.	424,300	24,495
		118,089
Computers & Peripherals - 1.3%
Apple, Inc.	183,500	72,681
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	1,122,738	87,506
Internet Software & Services - 4.3%
eBay, Inc. (a)	906,900	46,905
Google, Inc. Class A (a)	209,800	184,701
		231,606
IT Services - 1.5%
Fidelity National Information Services, Inc.	410,700	17,594
Visa, Inc. Class A	347,600	63,524
		81,118
Semiconductors & Semiconductor Equipment - 1.9%
ASML Holding NV	227,427	17,989
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	2,211,000	$ 53,550
NXP Semiconductors NV (a)	1,013,500	31,398
		102,937
Software - 2.4%
Adobe Systems, Inc. (a)	600,000	27,336
Microsoft Corp.	2,205,000	76,139
Oracle Corp.	946,500	29,076
		132,551
TOTAL INFORMATION TECHNOLOGY		826,488
MATERIALS - 5.0%
Chemicals - 2.5%
LyondellBasell Industries NV Class A	814	54
Monsanto Co.	1,034,900	102,248
W.R. Grace & Co. (a)	423,100	35,557
		137,859
Construction Materials - 2.5%
Eagle Materials, Inc.	150,000	9,941
Martin Marietta Materials, Inc.	587,000	57,773
Vulcan Materials Co.	1,397,954	67,675
		135,389
TOTAL MATERIALS		273,248
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	1,201,300	60,473
Wireless Telecommunication Services - 0.5%
SoftBank Corp.	450,000	26,194
TOTAL TELECOMMUNICATION SERVICES		86,667
UTILITIES - 1.1%
Electric Utilities - 0.6%
Edison International	496,400	23,907
NextEra Energy, Inc.	118,700	9,672
		33,579
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.5%
Sempra Energy	343,200	$ 28,060
TOTAL UTILITIES		61,639
TOTAL COMMON STOCKS (Cost $4,435,049)		5,318,134
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.13% (b)	59,401,223	59,401
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	39,760,150	39,760
TOTAL MONEY MARKET FUNDS (Cost $99,161)		99,161
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $4,534,210)		5,417,295
NET OTHER ASSETS (LIABILITIES) - 0.5%		27,526
NET ASSETS - 100%		$ 5,444,821
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 163
Fidelity Securities Lending Cash Central Fund	1,238
Total	$ 1,401
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 847,532	$ 823,882	$ 23,650	$ -
Consumer Staples	560,474	508,445	52,029	-
Energy	412,943	412,943	-	-
Financials	1,068,627	1,068,627	-	-
Health Care	675,685	675,685	-	-
Industrials	504,831	504,831	-	-
Information Technology	826,488	826,488	-	-
Materials	273,248	273,248	-	-
Telecommunication Services	86,667	60,473	26,194	-
Utilities	61,639	61,639	-	-
Money Market Funds	99,161	99,161	-	-
Total Investments in Securities:	$ 5,417,295	$ 5,315,422	$ 101,873	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2013

Assets
Investment in securities, at value (including securities loaned of $38,455) - See accompanying schedule: Unaffiliated issuers (cost $4,435,049)	$ 5,318,134
Fidelity Central Funds (cost $99,161)	99,161
Total Investments (cost $4,534,210)		$ 5,417,295
Cash		1
Receivable for investments sold		127,076
Receivable for fund shares sold		2,862
Dividends receivable		3,735
Distributions receivable from Fidelity Central Funds		224
Other receivables		352
Total assets		5,551,545

Liabilities
Payable for investments purchased	$ 60,967
Payable for fund shares redeemed	3,323
Accrued management fee	1,578
Other affiliated payables	834
Other payables and accrued expenses	262
Collateral on securities loaned, at value	39,760
Total liabilities		106,724

Net Assets		$ 5,444,821
Net Assets consist of:
Paid in capital		$ 4,300,058
Undistributed net investment income		20,378
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		241,311
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		883,074
Net Assets		$ 5,444,821

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2013

Fidelity Fund: Net Asset Value, offering price and redemption price per share ($4,451,266 ÷ 111,927 shares)	$ 39.77

Class K: Net Asset Value, offering price and redemption price per share ($993,555 ÷ 24,978 shares)	$ 39.78

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended June 30, 2013

Investment Income
Dividends		$ 91,449
Interest		1
Income from Fidelity Central Funds		1,401
Total income		92,851

Expenses
Management fee	$ 18,534
Transfer agent fees	8,906
Accounting and security lending fees	1,102
Custodian fees and expenses	122
Independent trustees' compensation	35
Appreciation in deferred trustee compensation account	1
Registration fees	77
Audit	77
Legal	31
Miscellaneous	54
Total expenses before reductions	28,939
Expense reductions	(759)	28,180
Net investment income (loss)		64,671
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	526,471
Foreign currency transactions	(267)
Total net realized gain (loss)		526,204
Change in net unrealized appreciation (depreciation) on: Investment securities	240,771
Assets and liabilities in foreign currencies	(17)
Total change in net unrealized appreciation (depreciation)		240,754
Net gain (loss)		766,958
Net increase (decrease) in net assets resulting from operations		$ 831,629

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended June 30, 2013	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,671	$ 59,563
Net realized gain (loss)	526,204	142,752
Change in net unrealized appreciation (depreciation)	240,754	(169,796)
Net increase (decrease) in net assets resulting from operations	831,629	32,519
Distributions to shareholders from net investment income	(73,239)	(36,948)
Share transactions - net increase (decrease)	(492,060)	(552,271)
Total increase (decrease) in net assets	266,330	(556,700)

Net Assets
Beginning of period	5,178,491	5,735,191
End of period (including undistributed net investment income of $20,378 and undistributed net investment income of $31,540, respectively)	$ 5,444,821	$ 5,178,491

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Fund

Years ended June 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 34.51	$ 34.35	$ 26.08	$ 23.95	$ 35.69
Income from Investment Operations
Net investment income (loss) B	.44	.37	.27 E	.23	.44
Net realized and unrealized gain (loss)	5.31	.02 F	8.27	2.25	(10.77)
Total from investment operations	5.75	.39	8.54	2.48	(10.33)
Distributions from net investment income	(.49)	(.23)	(.27)	(.35)	(.42)
Distributions from net realized gain	-	-	-	-	(.99)
Total distributions	(.49)	(.23)	(.27)	(.35)	(1.41)
Net asset value, end of period	$ 39.77	$ 34.51	$ 34.35	$ 26.08	$ 23.95
Total Return A	16.85%	1.21%	32.89%	10.40%	(29.74)%
Ratios to Average Net Assets C,G
Expenses before reductions	.56%	.58%	.59%	.61%	.64%
Expenses net of fee waivers, if any	.56%	.58%	.59%	.61%	.64%
Expenses net of all reductions	.55%	.58%	.58%	.60%	.64%
Net investment income (loss)	1.18%	1.13%	.86% E	.82%	1.73%
Supplemental Data
Net assets, end of period (in millions)	$ 4,451	$ 4,364	$ 5,072	$ 4,412	$ 4,442
Portfolio turnover rate D	113%	102%	88%	77%	91%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .60%.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended June 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 34.52	$ 34.35	$ 26.08	$ 23.96	$ 35.70
Income from Investment Operations
Net investment income (loss) B	.49	.42	.32 E	.28	.42
Net realized and unrealized gain (loss)	5.31	.02 F	8.27	2.24	(10.70)
Total from investment operations	5.80	.44	8.59	2.52	(10.28)
Distributions from net investment income	(.54)	(.27)	(.32)	(.40)	(.47)
Distributions from net realized gain	-	-	-	-	(.99)
Total distributions	(.54)	(.27)	(.32)	(.40)	(1.46)
Net asset value, end of period	$ 39.78	$ 34.52	$ 34.35	$ 26.08	$ 23.96
Total Return A	17.03%	1.37%	33.10%	10.54%	(29.59)%
Ratios to Average Net Assets C,G
Expenses before reductions	.42%	.43%	.43%	.44%	.45%
Expenses net of fee waivers, if any	.42%	.43%	.43%	.44%	.45%
Expenses net of all reductions	.41%	.42%	.42%	.43%	.45%
Net investment income (loss)	1.32%	1.29%	1.02% E	.99%	1.92%
Supplemental Data
Net assets, end of period (in millions)	$ 994	$ 814	$ 663	$ 426	$ 274
Portfolio turnover rate D	113%	102%	88%	77%	91%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .76%.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of June 30, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, deferred trustees compensation, partnerships, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 891,554
Gross unrealized depreciation	(38,980)
Net unrealized appreciation (depreciation) on securities and other investments	$ 852,574

Tax Cost	$ 4,564,721

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 20,559
Undistributed long-term capital gain	$ 271,822
Net unrealized appreciation (depreciation)	$ 852,563

The tax character of distributions paid was as follows:

	June 30, 2013	June 30, 2012
Ordinary Income	$ 73,239	$ 36,948

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,877,359 and $6,291,802, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .35% of the Fund's average net assets.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Fund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Fidelity Fund	$ 8,454.19
Class K	452.05
	$ 8,906

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $138 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Fund. Total security lending income during the period amounted to $1,238, including $147 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $755 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by one hundred nineteen dollars.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $4.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended June 30,	2013	2012
From net investment income
Fidelity Fund	$ 59,871	$ 31,576
Class K	13,368	5,372
Total	$ 73,239	$ 36,948

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended June 30,	2013	2012	2013	2012
Fidelity Fund
Shares sold	6,586	9,192	$ 245,372	$ 299,999
Reinvestment of distributions	1,584	967	55,780	29,465
Shares redeemed	(22,706)	(31,358)	(844,733)	(1,019,919)
Net increase (decrease)	(14,536)	(21,199)	$ (543,581)	$ (690,455)
Class K
Shares sold	6,352	9,901	$ 236,538	$ 323,105
Reinvestment of distributions	380	176	13,368	5,372
Shares redeemed	(5,340)	(5,788)	(198,385)	(190,293)
Net increase (decrease)	1,392	4,289	$ 51,521	$ 138,184

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Fund (a fund of Fidelity Hastings Street Trust) at June 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 9, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 166 Fidelity funds. Mr. Curvey oversees 387 Fidelity funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 230 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley serves as a Trustee of other Fidelity funds (2013-present), and is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (1965)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Vice President of other Fidelity funds (2013-present), Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013) and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stacie Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2012-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class K	08/05/13	08/02/13	$0.176	$1.997

The fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2013, $305,898,250, or, if subsequently determined to be different, the net capital gain of such year.

Class K designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FID-K-UANN-0813
1.863249.104

Fidelity®

Growth Discovery Fund

Annual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® Growth Discovery FundA	16.09%	4.16%	7.12%

A Prior to February 1, 2007, Fidelity® Growth Discovery Fund operated under certain different investment policies. The fund's historical performance may not represent its current investment policies.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Growth Discovery Fund, a class of the fund, on June 30, 2003. The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Growth Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. equities overcame some turbulence during the fall and late spring to extend their bull run over the 12-month period ending June 30, 2013, as accommodative monetary policy and minimal inflationary pressure, coupled with gains in the global economy, helped major benchmarks achieve strong double-digit returns. The tone was positive for the majority of the year, based largely on improving U.S. economic data, including employment, housing and consumer sentiment, the latter of which ended the period close to a six-year high. The broad-based S&P 500® Index rose a hearty 20.60% for the 12 months, after setting a series of new highs throughout late May, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to gaining 18.87%. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 17.60%. During the year, markets were resilient amid intermittent volatility due to debt woes in Europe, the U.S. presidential election and Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying sooner than expected - which prompted a brief, but steep, sell-off - but investors' continued quest for yield and the Fed's pledge to not pull back on its support just yet, overpowered uncertainty and helped equities close the period on a positive note.

Comments from Jason Weiner, Portfolio Manager of Fidelity® Growth Discovery Fund: For the year, the fund's Retail Class shares advanced 16.09%, trailing the 17.56% gain of the Russell 3000® Growth Index. Our positioning in information technology was harmful. An overweighting in Apple, on average, was by far our biggest relative detractor. The tech giant's revenue and profits continued to come under pressure, as mounting competition in the smartphone industry and its recent lack of innovation hurt the stock. Cloud-computing services firm Citrix Systems and SolarWinds, which designs and develops infrastructure management software for IT professionals worldwide, also hurt. The fund's biggest relative contributor was Green Mountain Coffee Roasters. The stock of the maker of Keurig® single-cup coffee systems performed well during the period on positive financial results, and jumped higher in May when management announced the company would expand and extend its manufacturing agreement with coffee giant Starbucks. Tesla Motors' stock took off during the period, as its Model S first-generation electric sedan was well-received and the company moved into profitability.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Growth Discovery	.84%
Actual		$ 1,000.00	$ 1,120.00	$ 4.42
Hypothetical A		$ 1,000.00	$ 1,020.63	$ 4.21
Class K	.69%
Actual		$ 1,000.00	$ 1,120.70	$ 3.63
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.46

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Express Scripts Holding Co.	3.5	3.1
Home Depot, Inc.	3.1	2.3
Google, Inc. Class A	3.1	2.0
Green Mountain Coffee Roasters, Inc.	3.0	1.6
Apple, Inc.	2.8	11.1
Harley-Davidson, Inc.	2.7	2.2
Broadcom Corp. Class A	2.5	0.0
Facebook, Inc. Class A	2.3	2.1
Visa, Inc. Class A	2.3	2.3
Gilead Sciences, Inc.	2.3	1.3
	27.6
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	26.4	29.3
Consumer Discretionary	21.9	19.2
Health Care	16.6	12.4
Consumer Staples	10.6	12.5
Industrials	7.2	8.2
Asset Allocation (% of fund's net assets)
As of June 30, 2013*		As of December 31, 2012**
	Stocks 99.0%		Stocks 99.1%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.9%		Short-Term Investments and Net Other Assets (Liabilities) 0.9%
* Foreign investments	11.1%	** Foreign investments	12.1%

Annual Report

Investments June 30, 2013

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.8%
Automobiles - 4.3%
Harley-Davidson, Inc.	444,394	$ 24,362
Tesla Motors, Inc. (a)(d)	133,392	14,330
		38,692
Diversified Consumer Services - 1.1%
Anhanguera Educacional Participacoes SA	759,700	4,446
Kroton Educacional SA	413,500	5,726
		10,172
Hotels, Restaurants & Leisure - 4.6%
Bloomin' Brands, Inc.	34,100	848
Chipotle Mexican Grill, Inc. (a)	19,031	6,934
Dunkin' Brands Group, Inc.	133,069	5,698
Noodles & Co.	6,800	250
Panera Bread Co. Class A (a)	29,704	5,523
Starbucks Corp.	219,726	14,390
Texas Roadhouse, Inc. Class A	83,878	2,099
Yum! Brands, Inc.	81,936	5,681
		41,423
Household Durables - 0.9%
D.R. Horton, Inc.	78,864	1,678
Mohawk Industries, Inc. (a)	45,577	5,127
Toll Brothers, Inc. (a)	25,800	842
		7,647
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	47,468	13,181
TripAdvisor, Inc. (a)	36,683	2,233
		15,414
Media - 2.0%
Comcast Corp. Class A (special) (non-vtg.)	159,343	6,321
Discovery Communications, Inc. Class C (non-vtg.) (a)	95,250	6,635
Lions Gate Entertainment Corp. (a)	173,906	4,777
		17,733
Multiline Retail - 0.3%
Dollarama, Inc.	44,390	3,107
Specialty Retail - 5.6%
GNC Holdings, Inc.	329,891	14,584
Home Depot, Inc.	365,112	28,285
TJX Companies, Inc.	72,918	3,650
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	23,388	2,343
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Urban Outfitters, Inc. (a)	21,657	$ 871
Williams-Sonoma, Inc.	20,230	1,131
		50,864
Textiles, Apparel & Luxury Goods - 1.3%
ECLAT Textile Co. Ltd.	295,000	2,180
Michael Kors Holdings Ltd. (a)	71,200	4,416
NIKE, Inc. Class B	79,026	5,032
		11,628
TOTAL CONSUMER DISCRETIONARY		196,680
CONSUMER STAPLES - 10.6%
Beverages - 2.0%
Monster Beverage Corp. (a)	76,710	4,662
Remy Cointreau SA	4,700	499
SABMiller PLC	108,424	5,199
The Coca-Cola Co.	188,198	7,549
		17,909
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	48,100	5,318
Whole Foods Market, Inc.	128,930	6,637
		11,955
Food Products - 5.2%
Biostime International Holdings Ltd.	149,500	838
Green Mountain Coffee Roasters, Inc. (a)(d)	359,172	26,959
Mead Johnson Nutrition Co. Class A	123,400	9,777
The Hershey Co.	109,297	9,758
		47,332
Personal Products - 1.0%
Herbalife Ltd.	189,429	8,551
Tobacco - 1.1%
British American Tobacco PLC sponsored ADR	41,700	4,293
Philip Morris International, Inc.	68,850	5,964
		10,257
TOTAL CONSUMER STAPLES		96,004
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 5.3%
Energy Equipment & Services - 2.5%
Cameron International Corp. (a)	146,432	$ 8,956
Dril-Quip, Inc. (a)	36,958	3,337
National Oilwell Varco, Inc.	32,600	2,246
Oceaneering International, Inc.	108,649	7,844
		22,383
Oil, Gas & Consumable Fuels - 2.8%
Bonanza Creek Energy, Inc. (a)	164,002	5,816
Cobalt International Energy, Inc. (a)	118,591	3,151
Continental Resources, Inc. (a)	26,926	2,317
Kosmos Energy Ltd. (a)	355,411	3,611
Markwest Energy Partners LP	54,460	3,641
Noble Energy, Inc.	50,600	3,038
Pioneer Natural Resources Co.	24,000	3,474
		25,048
TOTAL ENERGY		47,431
FINANCIALS - 4.5%
Capital Markets - 1.9%
BlackRock, Inc. Class A	21,094	5,418
Harvest Capital Credit Corp.	36,900	557
Invesco Ltd.	331,482	10,541
Virtus Investment Partners, Inc. (a)	4,800	846
		17,362
Commercial Banks - 0.4%
First Republic Bank	39,500	1,520
HDFC Bank Ltd. sponsored ADR	61,100	2,214
		3,734
Consumer Finance - 0.2%
Mahindra & Mahindra Financial Services Ltd.	348,874	1,530
Diversified Financial Services - 0.4%
McGraw-Hill Companies, Inc.	66,912	3,559
Insurance - 0.3%
Berkshire Hathaway, Inc. Class B (a)	21,300	2,384
Real Estate Investment Trusts - 0.9%
American Tower Corp.	114,763	8,397
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.4%
Realogy Holdings Corp.	82,984	$ 3,987
TOTAL FINANCIALS		40,953
HEALTH CARE - 16.6%
Biotechnology - 8.4%
Acorda Therapeutics, Inc. (a)	31,467	1,038
Amgen, Inc.	99,414	9,808
Biogen Idec, Inc. (a)	70,579	15,189
BioMarin Pharmaceutical, Inc. (a)	154,974	8,646
Biovitrum AB (a)	350,226	2,099
Cytokinetics, Inc. (a)	80,116	927
Cytokinetics, Inc. warrants 6/25/17 (a)	288,420	189
Esperion Therapeutics, Inc.	32,900	464
Gilead Sciences, Inc. (a)	398,560	20,410
Kamada (a)	96,635	1,075
Onyx Pharmaceuticals, Inc. (a)	53,501	6,420
Regeneron Pharmaceuticals, Inc. (a)	17,084	3,842
Theravance, Inc. (a)	35,354	1,362
Thrombogenics NV (a)(d)	9,241	354
Vertex Pharmaceuticals, Inc. (a)	50,234	4,012
		75,835
Health Care Equipment & Supplies - 0.6%
The Cooper Companies, Inc.	43,107	5,132
Health Care Providers & Services - 4.1%
Apollo Hospitals Enterprise Ltd.	107,562	1,903
BioScrip, Inc. (a)	115,641	1,908
Express Scripts Holding Co. (a)	516,117	31,840
Qualicorp SA (a)	219,800	1,674
		37,325
Health Care Technology - 0.5%
Cerner Corp. (a)	52,080	5,004
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	43,356	3,245
Pharmaceuticals - 2.6%
Actavis, Inc. (a)	38,082	4,807
Allergan, Inc.	16,100	1,356
Cadence Pharmaceuticals, Inc. (a)	208,678	1,423
Novo Nordisk A/S Series B	30,097	4,679
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pacira Pharmaceuticals, Inc. (a)	73,574	$ 2,134
Valeant Pharmaceuticals International, Inc. (Canada) (a)	102,651	8,851
		23,250
TOTAL HEALTH CARE		149,791
INDUSTRIALS - 7.2%
Aerospace & Defense - 1.8%
Textron, Inc.	138,606	3,611
United Technologies Corp.	130,535	12,132
		15,743
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR	33,353	1,719
Building Products - 0.0%
Ply Gem Holdings, Inc.	3,800	76
Construction & Engineering - 0.3%
EMCOR Group, Inc.	56,442	2,294
Electrical Equipment - 2.0%
AMETEK, Inc.	98,645	4,173
Generac Holdings, Inc.	25,309	937
Hubbell, Inc. Class B	38,449	3,806
Roper Industries, Inc.	75,706	9,404
		18,320
Industrial Conglomerates - 1.1%
Danaher Corp.	154,050	9,751
Machinery - 0.4%
Graco, Inc.	11,716	741
Haitian International Holdings Ltd.	61,000	89
Manitowoc Co., Inc.	171,516	3,072
		3,902
Professional Services - 1.0%
Equifax, Inc.	64,663	3,811
Verisk Analytics, Inc. (a)	92,867	5,544
		9,355
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	95,800	3,629
TOTAL INDUSTRIALS		64,789
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 26.4%
Communications Equipment - 1.4%
QUALCOMM, Inc.	208,882	$ 12,759
Computers & Peripherals - 4.7%
Apple, Inc.	63,051	24,973
SanDisk Corp. (a)	287,078	17,540
		42,513
Internet Software & Services - 8.2%
Blucora, Inc. (a)	186,585	3,459
Cornerstone OnDemand, Inc. (a)	57,003	2,468
CoStar Group, Inc. (a)	17,554	2,266
eBay, Inc. (a)	81,153	4,197
Facebook, Inc. Class A (a)	845,091	21,009
Google, Inc. Class A (a)	31,463	27,699
LinkedIn Corp. (a)	11,240	2,004
MercadoLibre, Inc. (d)	30,258	3,261
SciQuest, Inc. (a)	47,446	1,189
SPS Commerce, Inc. (a)	88,108	4,846
Xoom Corp.	16,800	385
Yahoo!, Inc. (a)	47,221	1,186
		73,969
IT Services - 2.8%
FleetCor Technologies, Inc. (a)	54,900	4,463
ServiceSource International, Inc. (a)	40,534	378
Visa, Inc. Class A	113,172	20,682
		25,523
Semiconductors & Semiconductor Equipment - 4.9%
ASML Holding NV	42,300	3,346
Avago Technologies Ltd.	102,920	3,847
Broadcom Corp. Class A	673,897	22,751
Micron Technology, Inc. (a)	1,021,307	14,635
		44,579
Software - 4.4%
ANSYS, Inc. (a)	1,222	89
Citrix Systems, Inc. (a)	71,377	4,306
Computer Modelling Group Ltd.	123,500	2,723
Diligent Board Member Services, Inc. (a)	136,633	720
FleetMatics Group PLC	64,500	2,143
Infoblox, Inc. (a)	21,200	620
salesforce.com, Inc. (a)	325,364	12,422
ServiceNow, Inc.	25,100	1,014
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
SolarWinds, Inc. (a)	266,450	$ 10,341
Tableau Software, Inc.	23,800	1,319
Ultimate Software Group, Inc. (a)	2,500	293
VMware, Inc. Class A (a)	34,175	2,289
Workday, Inc. Class A (d)	14,600	936
		39,215
TOTAL INFORMATION TECHNOLOGY		238,558
MATERIALS - 4.7%
Chemicals - 3.0%
FMC Corp.	84,842	5,180
LyondellBasell Industries NV Class A	41,228	2,732
Monsanto Co.	136,357	13,472
Sherwin-Williams Co.	35,995	6,357
		27,741
Construction Materials - 1.3%
Eagle Materials, Inc.	65,847	4,364
James Hardie Industries PLC sponsored ADR	47,327	2,041
Vulcan Materials Co.	107,031	5,181
		11,586
Paper & Forest Products - 0.4%
Canfor Corp. (a)	70,200	1,242
Norbord, Inc.	73,500	2,127
		3,369
TOTAL MATERIALS		42,696
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
SBA Communications Corp. Class A (a)	89,912	6,664
UTILITIES - 1.2%
Electric Utilities - 1.2%
ITC Holdings Corp.	119,431	10,904
TOTAL COMMON STOCKS (Cost $723,092)		894,470
Convertible Preferred Stocks - 0.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (e) (Cost $1,108)	239,736	$ 1,108
Money Market Funds - 3.6%

Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c) (Cost $32,493)	32,492,898	32,493
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $756,693)		928,071
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(24,429)
NET ASSETS - 100%		$ 903,642
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,108,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Blu Homes, Inc. Series A, 5.00%	6/21/13	$ 1,108
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 29
Fidelity Securities Lending Cash Central Fund	841
Total	$ 870
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 197,788	$ 196,680	$ -	$ 1,108
Consumer Staples	96,004	96,004	-	-
Energy	47,431	47,431	-	-
Financials	40,953	40,953	-	-
Health Care	149,791	138,503	11,288	-
Industrials	64,789	64,789	-	-
Information Technology	238,558	238,558	-	-
Materials	42,696	42,696	-	-
Telecommunication Services	6,664	6,664	-	-
Utilities	10,904	10,904	-	-
Money Market Funds	32,493	32,493	-	-
Total Investments in Securities:	$ 928,071	$ 915,675	$ 11,288	$ 1,108
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.9%
Canada	2.5%
Bermuda	1.6%
Brazil	1.3%
United Kingdom	1.1%
Cayman Islands	1.1%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2013

Assets
Investment in securities, at value (including securities loaned of $31,739) - See accompanying schedule: Unaffiliated issuers (cost $724,200)	$ 895,578
Fidelity Central Funds (cost $32,493)	32,493
Total Investments (cost $756,693)		$ 928,071
Receivable for investments sold		18,003
Receivable for fund shares sold		752
Dividends receivable		355
Distributions receivable from Fidelity Central Funds		22
Other receivables		42
Total assets		947,245

Liabilities
Payable to custodian bank	$ 3,237
Payable for investments purchased	6,362
Payable for fund shares redeemed	870
Accrued management fee	419
Other affiliated payables	166
Other payables and accrued expenses	56
Collateral on securities loaned, at value	32,493
Total liabilities		43,603

Net Assets		$ 903,642
Net Assets consist of:
Paid in capital		$ 1,189,454
Undistributed net investment income		1,230
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(458,410)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		171,368
Net Assets		$ 903,642

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2013

Growth Discovery: Net Asset Value, offering price and redemption price per share ($766,889 ÷ 43,952 shares)	$ 17.45

Class K: Net Asset Value, offering price and redemption price per share ($136,753 ÷ 7,836 shares)	$ 17.45

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended June 30, 2013

Investment Income
Dividends		$ 11,389
Income from Fidelity Central Funds (including $841 from security lending)		870
Total income		12,259

Expenses
Management fee Basic fee	$ 5,288
Performance adjustment	593
Transfer agent fees	1,783
Accounting and security lending fees	324
Custodian fees and expenses	53
Independent trustees' compensation	6
Registration fees	61
Audit	61
Legal	6
Interest	1
Miscellaneous	9
Total expenses before reductions	8,185
Expense reductions	(113)	8,072
Net investment income (loss)		4,187
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	115,811
Foreign currency transactions	6
Total net realized gain (loss)		115,817
Change in net unrealized appreciation (depreciation) on: Investment securities	20,588
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		20,585
Net gain (loss)		136,402
Net increase (decrease) in net assets resulting from operations		$ 140,589

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended June 30, 2013	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,187	$ 3,074
Net realized gain (loss)	115,817	13,743
Change in net unrealized appreciation (depreciation)	20,585	(767)
Net increase (decrease) in net assets resulting from operations	140,589	16,050
Distributions to shareholders from net investment income	(3,920)	(2,613)
Distributions to shareholders from net realized gain	-	(4,056)
Total distributions	(3,920)	(6,669)
Share transactions - net increase (decrease)	(251,662)	(69,861)
Total increase (decrease) in net assets	(114,993)	(60,480)

Net Assets
Beginning of period	1,018,635	1,079,115
End of period (including undistributed net investment income of $1,230 and undistributed net investment income of $962, respectively)	$ 903,642	$ 1,018,635

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Growth Discovery

Years ended June 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 15.09	$ 14.88	$ 10.54	$ 9.04	$ 14.61
Income from Investment Operations
Net investment income (loss)B	.07	.04	.05	.01	.04
Net realized and unrealized gain (loss)	2.35	.26	4.37	1.52	(5.54)
Total from investment operations	2.42	.30	4.42	1.53	(5.50)
Distributions from net investment income	(.06)	(.03)	(.03)	(.03)	(.07)
Distributions from net realized gain	-	(.06)	(.05)	(.01)	-
Total distributions	(.06)	(.09)	(.08)	(.03) F	(.07)
Net asset value, end of period	$ 17.45	$ 15.09	$ 14.88	$ 10.54	$ 9.04
Total Return A	16.09%	2.07%	42.09%	16.96%	(37.75)%
Ratios to Average Net Assets C,E
Expenses before reductions	.88%	.81%	.63%	.76%	.90%
Expenses net of fee waivers, if any	.88%	.81%	.63%	.76%	.90%
Expenses net of all reductions	.87%	.80%	.62%	.75%	.89%
Net investment income (loss)	.42%	.27%	.39%	.08%	.36%
Supplemental Data
Net assets, end of period (in millions)	$ 767	$ 875	$ 932	$ 604	$ 777
Portfolio turnover rate D	62%	74%	72%	87%	166%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.03 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended June 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 15.09	$ 14.88	$ 10.55	$ 9.05	$ 14.62
Income from Investment Operations
Net investment income (loss) B	.09	.06	.08	.03	.05
Net realized and unrealized gain (loss)	2.36	.26	4.36	1.53	(5.53)
Total from investment operations	2.45	.32	4.44	1.56	(5.48)
Distributions from net investment income	(.09)	(.06)	(.06)	(.05)	(.09)
Distributions from net realized gain	-	(.06)	(.05)	(.01)	-
Total distributions	(.09)	(.11) G	(.11)	(.06) F	(.09)
Net asset value, end of period	$ 17.45	$ 15.09	$ 14.88	$ 10.55	$ 9.05
Total Return A	16.28%	2.27%	42.26%	17.25%	(37.60)%
Ratios to Average Net Assets C,E
Expenses before reductions	.72%	.64%	.44%	.53%	.67%
Expenses net of fee waivers, if any	.72%	.64%	.44%	.53%	.67%
Expenses net of all reductions	.71%	.63%	.43%	.52%	.67%
Net investment income (loss)	.58%	.44%	.58%	.31%	.59%
Supplemental Data
Net assets, end of period (in millions)	$ 137	$ 144	$ 147	$ 43	$ 31
Portfolio turnover rate D	62%	74%	72%	87%	166%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.06 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.005 per share.

G Total distributions of $.11 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Discovery Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of June 30, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 181,248
Gross unrealized depreciation	(12,079)
Net unrealized appreciation (depreciation) on securities and other investments	$ 169,169

Tax Cost	$ 758,902

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,439
Capital loss carryforward	$ (456,410)
Net unrealized appreciation (depreciation)	$ 169,159

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (195,979)
2018	(260,431)
Total capital loss carryforward	$ (456,410)

The tax character of distributions paid was as follows:

	June 30, 2013	June 30, 2012
Ordinary Income	$ 3,920	$ 6,669

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $582,323 and $783,835, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Discovery as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .62% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Growth Discovery	$ 1,718.21
Class K	65.05
	$ 1,783

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions - continued

are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,185.41%		$ 1

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $172 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $111 for the period.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Funds custody expenses by thirty two dollars.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended June 30,	2013	2012
From net investment income
Growth Discovery	$ 3,196	$ 2,023
Class K	724	590
Total	$ 3,920	$ 2,613
From net realized gain
Growth Discovery	$ -	$ 3,518
Class K	-	538
Total	$ -	$ 4,056

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended June 30,	2013	2012	2013	2012
Growth Discovery
Shares sold	5,161	15,041	$ 82,537	$ 218,798
Reinvestment of distributions	198	395	3,039	5,284
Shares redeemed	(19,383)	(20,132)	(309,727)	(287,440)
Net increase (decrease)	(14,024)	(4,696)	$ (224,151)	$ (63,358)
Class K
Shares sold	3,128	5,792	$ 49,663	$ 82,594
Reinvestment of distributions	47	84	724	1,128
Shares redeemed	(4,878)	(6,196)	(77,898)	(90,225)
Net increase (decrease)	(1,703)	(320)	$ (27,511)	$ (6,503)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Growth Discovery Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Growth Discovery Fund (a fund of Fidelity Hastings Street Trust) at June 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Growth Discovery Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 9, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 166 Fidelity funds. Mr. Curvey oversees 387 Fidelity funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 230 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley serves as a Trustee of other Fidelity funds (2013-present), and is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (1965)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Vice President of other Fidelity funds (2013-present), Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013) and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stacie Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2012-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Growth Discovery Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Growth Discovery Fund	08/05/2013	08/02/2013	$0.022	$0.006

Growth Discovery Fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Growth Discovery Fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CII-UANN-0813
1.787730.110

Fidelity®

Growth Discovery
Fund -
Class K

Annual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2013	Past 1 year	Past 5 years	Past 10 years
Class K A, B	16.28%	4.36%	7.23%

A Prior to February 1, 2007, the fund operated under certain different investment policies. The fund's historical performance may not represent its current investment policies.

B The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® Growth Discovery Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Growth Discovery Fund - Class K on June 30, 2003. The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Growth Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. equities overcame some turbulence during the fall and late spring to extend their bull run over the 12-month period ending June 30, 2013, as accommodative monetary policy and minimal inflationary pressure, coupled with gains in the global economy, helped major benchmarks achieve strong double-digit returns. The tone was positive for the majority of the year, based largely on improving U.S. economic data, including employment, housing and consumer sentiment, the latter of which ended the period close to a six-year high. The broad-based S&P 500® Index rose a hearty 20.60% for the 12 months, after setting a series of new highs throughout late May, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to gaining 18.87%. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 17.60%. During the year, markets were resilient amid intermittent volatility due to debt woes in Europe, the U.S. presidential election and Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying sooner than expected - which prompted a brief, but steep, sell-off - but investors' continued quest for yield and the Fed's pledge to not pull back on its support just yet, overpowered uncertainty and helped equities close the period on a positive note.

Comments from Jason Weiner, Portfolio Manager of Fidelity® Growth Discovery Fund: For the year, the fund's Class K shares advanced 16.28%, trailing the 17.56% gain of the Russell 3000® Growth Index. Our positioning in information technology was especially harmful. An overweighting in Apple, on average, was by far our biggest relative detractor. The tech giant's revenue and profits continued to come under pressure, as mounting competition in the smartphone industry and its recent lack of innovation hurt the stock. Cloud-computing services firm Citrix Systems and SolarWinds, which designs and develops infrastructure management software for IT professionals worldwide, also hurt. The fund's biggest relative contributor was Green Mountain Coffee Roasters. The stock of the maker of Keurig® single-cup coffee systems performed well during the period on positive financial results, and jumped higher in May when management announced the company would expand and extend its manufacturing agreement with coffee giant Starbucks. Tesla Motors' stock took off during the period, as its Model S first-generation electric sedan was well-received and the company moved into profitability.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Growth Discovery	.84%
Actual		$ 1,000.00	$ 1,120.00	$ 4.42
Hypothetical A		$ 1,000.00	$ 1,020.63	$ 4.21
Class K	.69%
Actual		$ 1,000.00	$ 1,120.70	$ 3.63
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.46

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Express Scripts Holding Co.	3.5	3.1
Home Depot, Inc.	3.1	2.3
Google, Inc. Class A	3.1	2.0
Green Mountain Coffee Roasters, Inc.	3.0	1.6
Apple, Inc.	2.8	11.1
Harley-Davidson, Inc.	2.7	2.2
Broadcom Corp. Class A	2.5	0.0
Facebook, Inc. Class A	2.3	2.1
Visa, Inc. Class A	2.3	2.3
Gilead Sciences, Inc.	2.3	1.3
	27.6
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	26.4	29.3
Consumer Discretionary	21.9	19.2
Health Care	16.6	12.4
Consumer Staples	10.6	12.5
Industrials	7.2	8.2
Asset Allocation (% of fund's net assets)
As of June 30, 2013*		As of December 31, 2012**
	Stocks 99.0%		Stocks 99.1%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.9%		Short-Term Investments and Net Other Assets (Liabilities) 0.9%
* Foreign investments	11.1%	** Foreign investments	12.1%

Annual Report

Investments June 30, 2013

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.8%
Automobiles - 4.3%
Harley-Davidson, Inc.	444,394	$ 24,362
Tesla Motors, Inc. (a)(d)	133,392	14,330
		38,692
Diversified Consumer Services - 1.1%
Anhanguera Educacional Participacoes SA	759,700	4,446
Kroton Educacional SA	413,500	5,726
		10,172
Hotels, Restaurants & Leisure - 4.6%
Bloomin' Brands, Inc.	34,100	848
Chipotle Mexican Grill, Inc. (a)	19,031	6,934
Dunkin' Brands Group, Inc.	133,069	5,698
Noodles & Co.	6,800	250
Panera Bread Co. Class A (a)	29,704	5,523
Starbucks Corp.	219,726	14,390
Texas Roadhouse, Inc. Class A	83,878	2,099
Yum! Brands, Inc.	81,936	5,681
		41,423
Household Durables - 0.9%
D.R. Horton, Inc.	78,864	1,678
Mohawk Industries, Inc. (a)	45,577	5,127
Toll Brothers, Inc. (a)	25,800	842
		7,647
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	47,468	13,181
TripAdvisor, Inc. (a)	36,683	2,233
		15,414
Media - 2.0%
Comcast Corp. Class A (special) (non-vtg.)	159,343	6,321
Discovery Communications, Inc. Class C (non-vtg.) (a)	95,250	6,635
Lions Gate Entertainment Corp. (a)	173,906	4,777
		17,733
Multiline Retail - 0.3%
Dollarama, Inc.	44,390	3,107
Specialty Retail - 5.6%
GNC Holdings, Inc.	329,891	14,584
Home Depot, Inc.	365,112	28,285
TJX Companies, Inc.	72,918	3,650
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	23,388	2,343
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Urban Outfitters, Inc. (a)	21,657	$ 871
Williams-Sonoma, Inc.	20,230	1,131
		50,864
Textiles, Apparel & Luxury Goods - 1.3%
ECLAT Textile Co. Ltd.	295,000	2,180
Michael Kors Holdings Ltd. (a)	71,200	4,416
NIKE, Inc. Class B	79,026	5,032
		11,628
TOTAL CONSUMER DISCRETIONARY		196,680
CONSUMER STAPLES - 10.6%
Beverages - 2.0%
Monster Beverage Corp. (a)	76,710	4,662
Remy Cointreau SA	4,700	499
SABMiller PLC	108,424	5,199
The Coca-Cola Co.	188,198	7,549
		17,909
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	48,100	5,318
Whole Foods Market, Inc.	128,930	6,637
		11,955
Food Products - 5.2%
Biostime International Holdings Ltd.	149,500	838
Green Mountain Coffee Roasters, Inc. (a)(d)	359,172	26,959
Mead Johnson Nutrition Co. Class A	123,400	9,777
The Hershey Co.	109,297	9,758
		47,332
Personal Products - 1.0%
Herbalife Ltd.	189,429	8,551
Tobacco - 1.1%
British American Tobacco PLC sponsored ADR	41,700	4,293
Philip Morris International, Inc.	68,850	5,964
		10,257
TOTAL CONSUMER STAPLES		96,004
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 5.3%
Energy Equipment & Services - 2.5%
Cameron International Corp. (a)	146,432	$ 8,956
Dril-Quip, Inc. (a)	36,958	3,337
National Oilwell Varco, Inc.	32,600	2,246
Oceaneering International, Inc.	108,649	7,844
		22,383
Oil, Gas & Consumable Fuels - 2.8%
Bonanza Creek Energy, Inc. (a)	164,002	5,816
Cobalt International Energy, Inc. (a)	118,591	3,151
Continental Resources, Inc. (a)	26,926	2,317
Kosmos Energy Ltd. (a)	355,411	3,611
Markwest Energy Partners LP	54,460	3,641
Noble Energy, Inc.	50,600	3,038
Pioneer Natural Resources Co.	24,000	3,474
		25,048
TOTAL ENERGY		47,431
FINANCIALS - 4.5%
Capital Markets - 1.9%
BlackRock, Inc. Class A	21,094	5,418
Harvest Capital Credit Corp.	36,900	557
Invesco Ltd.	331,482	10,541
Virtus Investment Partners, Inc. (a)	4,800	846
		17,362
Commercial Banks - 0.4%
First Republic Bank	39,500	1,520
HDFC Bank Ltd. sponsored ADR	61,100	2,214
		3,734
Consumer Finance - 0.2%
Mahindra & Mahindra Financial Services Ltd.	348,874	1,530
Diversified Financial Services - 0.4%
McGraw-Hill Companies, Inc.	66,912	3,559
Insurance - 0.3%
Berkshire Hathaway, Inc. Class B (a)	21,300	2,384
Real Estate Investment Trusts - 0.9%
American Tower Corp.	114,763	8,397
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.4%
Realogy Holdings Corp.	82,984	$ 3,987
TOTAL FINANCIALS		40,953
HEALTH CARE - 16.6%
Biotechnology - 8.4%
Acorda Therapeutics, Inc. (a)	31,467	1,038
Amgen, Inc.	99,414	9,808
Biogen Idec, Inc. (a)	70,579	15,189
BioMarin Pharmaceutical, Inc. (a)	154,974	8,646
Biovitrum AB (a)	350,226	2,099
Cytokinetics, Inc. (a)	80,116	927
Cytokinetics, Inc. warrants 6/25/17 (a)	288,420	189
Esperion Therapeutics, Inc.	32,900	464
Gilead Sciences, Inc. (a)	398,560	20,410
Kamada (a)	96,635	1,075
Onyx Pharmaceuticals, Inc. (a)	53,501	6,420
Regeneron Pharmaceuticals, Inc. (a)	17,084	3,842
Theravance, Inc. (a)	35,354	1,362
Thrombogenics NV (a)(d)	9,241	354
Vertex Pharmaceuticals, Inc. (a)	50,234	4,012
		75,835
Health Care Equipment & Supplies - 0.6%
The Cooper Companies, Inc.	43,107	5,132
Health Care Providers & Services - 4.1%
Apollo Hospitals Enterprise Ltd.	107,562	1,903
BioScrip, Inc. (a)	115,641	1,908
Express Scripts Holding Co. (a)	516,117	31,840
Qualicorp SA (a)	219,800	1,674
		37,325
Health Care Technology - 0.5%
Cerner Corp. (a)	52,080	5,004
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	43,356	3,245
Pharmaceuticals - 2.6%
Actavis, Inc. (a)	38,082	4,807
Allergan, Inc.	16,100	1,356
Cadence Pharmaceuticals, Inc. (a)	208,678	1,423
Novo Nordisk A/S Series B	30,097	4,679
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pacira Pharmaceuticals, Inc. (a)	73,574	$ 2,134
Valeant Pharmaceuticals International, Inc. (Canada) (a)	102,651	8,851
		23,250
TOTAL HEALTH CARE		149,791
INDUSTRIALS - 7.2%
Aerospace & Defense - 1.8%
Textron, Inc.	138,606	3,611
United Technologies Corp.	130,535	12,132
		15,743
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR	33,353	1,719
Building Products - 0.0%
Ply Gem Holdings, Inc.	3,800	76
Construction & Engineering - 0.3%
EMCOR Group, Inc.	56,442	2,294
Electrical Equipment - 2.0%
AMETEK, Inc.	98,645	4,173
Generac Holdings, Inc.	25,309	937
Hubbell, Inc. Class B	38,449	3,806
Roper Industries, Inc.	75,706	9,404
		18,320
Industrial Conglomerates - 1.1%
Danaher Corp.	154,050	9,751
Machinery - 0.4%
Graco, Inc.	11,716	741
Haitian International Holdings Ltd.	61,000	89
Manitowoc Co., Inc.	171,516	3,072
		3,902
Professional Services - 1.0%
Equifax, Inc.	64,663	3,811
Verisk Analytics, Inc. (a)	92,867	5,544
		9,355
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	95,800	3,629
TOTAL INDUSTRIALS		64,789
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 26.4%
Communications Equipment - 1.4%
QUALCOMM, Inc.	208,882	$ 12,759
Computers & Peripherals - 4.7%
Apple, Inc.	63,051	24,973
SanDisk Corp. (a)	287,078	17,540
		42,513
Internet Software & Services - 8.2%
Blucora, Inc. (a)	186,585	3,459
Cornerstone OnDemand, Inc. (a)	57,003	2,468
CoStar Group, Inc. (a)	17,554	2,266
eBay, Inc. (a)	81,153	4,197
Facebook, Inc. Class A (a)	845,091	21,009
Google, Inc. Class A (a)	31,463	27,699
LinkedIn Corp. (a)	11,240	2,004
MercadoLibre, Inc. (d)	30,258	3,261
SciQuest, Inc. (a)	47,446	1,189
SPS Commerce, Inc. (a)	88,108	4,846
Xoom Corp.	16,800	385
Yahoo!, Inc. (a)	47,221	1,186
		73,969
IT Services - 2.8%
FleetCor Technologies, Inc. (a)	54,900	4,463
ServiceSource International, Inc. (a)	40,534	378
Visa, Inc. Class A	113,172	20,682
		25,523
Semiconductors & Semiconductor Equipment - 4.9%
ASML Holding NV	42,300	3,346
Avago Technologies Ltd.	102,920	3,847
Broadcom Corp. Class A	673,897	22,751
Micron Technology, Inc. (a)	1,021,307	14,635
		44,579
Software - 4.4%
ANSYS, Inc. (a)	1,222	89
Citrix Systems, Inc. (a)	71,377	4,306
Computer Modelling Group Ltd.	123,500	2,723
Diligent Board Member Services, Inc. (a)	136,633	720
FleetMatics Group PLC	64,500	2,143
Infoblox, Inc. (a)	21,200	620
salesforce.com, Inc. (a)	325,364	12,422
ServiceNow, Inc.	25,100	1,014
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
SolarWinds, Inc. (a)	266,450	$ 10,341
Tableau Software, Inc.	23,800	1,319
Ultimate Software Group, Inc. (a)	2,500	293
VMware, Inc. Class A (a)	34,175	2,289
Workday, Inc. Class A (d)	14,600	936
		39,215
TOTAL INFORMATION TECHNOLOGY		238,558
MATERIALS - 4.7%
Chemicals - 3.0%
FMC Corp.	84,842	5,180
LyondellBasell Industries NV Class A	41,228	2,732
Monsanto Co.	136,357	13,472
Sherwin-Williams Co.	35,995	6,357
		27,741
Construction Materials - 1.3%
Eagle Materials, Inc.	65,847	4,364
James Hardie Industries PLC sponsored ADR	47,327	2,041
Vulcan Materials Co.	107,031	5,181
		11,586
Paper & Forest Products - 0.4%
Canfor Corp. (a)	70,200	1,242
Norbord, Inc.	73,500	2,127
		3,369
TOTAL MATERIALS		42,696
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
SBA Communications Corp. Class A (a)	89,912	6,664
UTILITIES - 1.2%
Electric Utilities - 1.2%
ITC Holdings Corp.	119,431	10,904
TOTAL COMMON STOCKS (Cost $723,092)		894,470
Convertible Preferred Stocks - 0.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (e) (Cost $1,108)	239,736	$ 1,108
Money Market Funds - 3.6%

Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c) (Cost $32,493)	32,492,898	32,493
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $756,693)		928,071
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(24,429)
NET ASSETS - 100%		$ 903,642
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,108,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Blu Homes, Inc. Series A, 5.00%	6/21/13	$ 1,108
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 29
Fidelity Securities Lending Cash Central Fund	841
Total	$ 870
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 197,788	$ 196,680	$ -	$ 1,108
Consumer Staples	96,004	96,004	-	-
Energy	47,431	47,431	-	-
Financials	40,953	40,953	-	-
Health Care	149,791	138,503	11,288	-
Industrials	64,789	64,789	-	-
Information Technology	238,558	238,558	-	-
Materials	42,696	42,696	-	-
Telecommunication Services	6,664	6,664	-	-
Utilities	10,904	10,904	-	-
Money Market Funds	32,493	32,493	-	-
Total Investments in Securities:	$ 928,071	$ 915,675	$ 11,288	$ 1,108
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.9%
Canada	2.5%
Bermuda	1.6%
Brazil	1.3%
United Kingdom	1.1%
Cayman Islands	1.1%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2013

Assets
Investment in securities, at value (including securities loaned of $31,739) - See accompanying schedule: Unaffiliated issuers (cost $724,200)	$ 895,578
Fidelity Central Funds (cost $32,493)	32,493
Total Investments (cost $756,693)		$ 928,071
Receivable for investments sold		18,003
Receivable for fund shares sold		752
Dividends receivable		355
Distributions receivable from Fidelity Central Funds		22
Other receivables		42
Total assets		947,245

Liabilities
Payable to custodian bank	$ 3,237
Payable for investments purchased	6,362
Payable for fund shares redeemed	870
Accrued management fee	419
Other affiliated payables	166
Other payables and accrued expenses	56
Collateral on securities loaned, at value	32,493
Total liabilities		43,603

Net Assets		$ 903,642
Net Assets consist of:
Paid in capital		$ 1,189,454
Undistributed net investment income		1,230
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(458,410)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		171,368
Net Assets		$ 903,642

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2013

Growth Discovery: Net Asset Value, offering price and redemption price per share ($766,889 ÷ 43,952 shares)	$ 17.45

Class K: Net Asset Value, offering price and redemption price per share ($136,753 ÷ 7,836 shares)	$ 17.45

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended June 30, 2013

Investment Income
Dividends		$ 11,389
Income from Fidelity Central Funds (including $841 from security lending)		870
Total income		12,259

Expenses
Management fee Basic fee	$ 5,288
Performance adjustment	593
Transfer agent fees	1,783
Accounting and security lending fees	324
Custodian fees and expenses	53
Independent trustees' compensation	6
Registration fees	61
Audit	61
Legal	6
Interest	1
Miscellaneous	9
Total expenses before reductions	8,185
Expense reductions	(113)	8,072
Net investment income (loss)		4,187
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	115,811
Foreign currency transactions	6
Total net realized gain (loss)		115,817
Change in net unrealized appreciation (depreciation) on: Investment securities	20,588
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		20,585
Net gain (loss)		136,402
Net increase (decrease) in net assets resulting from operations		$ 140,589

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended June 30, 2013	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,187	$ 3,074
Net realized gain (loss)	115,817	13,743
Change in net unrealized appreciation (depreciation)	20,585	(767)
Net increase (decrease) in net assets resulting from operations	140,589	16,050
Distributions to shareholders from net investment income	(3,920)	(2,613)
Distributions to shareholders from net realized gain	-	(4,056)
Total distributions	(3,920)	(6,669)
Share transactions - net increase (decrease)	(251,662)	(69,861)
Total increase (decrease) in net assets	(114,993)	(60,480)

Net Assets
Beginning of period	1,018,635	1,079,115
End of period (including undistributed net investment income of $1,230 and undistributed net investment income of $962, respectively)	$ 903,642	$ 1,018,635

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Growth Discovery

Years ended June 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 15.09	$ 14.88	$ 10.54	$ 9.04	$ 14.61
Income from Investment Operations
Net investment income (loss)B	.07	.04	.05	.01	.04
Net realized and unrealized gain (loss)	2.35	.26	4.37	1.52	(5.54)
Total from investment operations	2.42	.30	4.42	1.53	(5.50)
Distributions from net investment income	(.06)	(.03)	(.03)	(.03)	(.07)
Distributions from net realized gain	-	(.06)	(.05)	(.01)	-
Total distributions	(.06)	(.09)	(.08)	(.03) F	(.07)
Net asset value, end of period	$ 17.45	$ 15.09	$ 14.88	$ 10.54	$ 9.04
Total Return A	16.09%	2.07%	42.09%	16.96%	(37.75)%
Ratios to Average Net Assets C,E
Expenses before reductions	.88%	.81%	.63%	.76%	.90%
Expenses net of fee waivers, if any	.88%	.81%	.63%	.76%	.90%
Expenses net of all reductions	.87%	.80%	.62%	.75%	.89%
Net investment income (loss)	.42%	.27%	.39%	.08%	.36%
Supplemental Data
Net assets, end of period (in millions)	$ 767	$ 875	$ 932	$ 604	$ 777
Portfolio turnover rate D	62%	74%	72%	87%	166%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.03 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended June 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 15.09	$ 14.88	$ 10.55	$ 9.05	$ 14.62
Income from Investment Operations
Net investment income (loss) B	.09	.06	.08	.03	.05
Net realized and unrealized gain (loss)	2.36	.26	4.36	1.53	(5.53)
Total from investment operations	2.45	.32	4.44	1.56	(5.48)
Distributions from net investment income	(.09)	(.06)	(.06)	(.05)	(.09)
Distributions from net realized gain	-	(.06)	(.05)	(.01)	-
Total distributions	(.09)	(.11) G	(.11)	(.06) F	(.09)
Net asset value, end of period	$ 17.45	$ 15.09	$ 14.88	$ 10.55	$ 9.05
Total Return A	16.28%	2.27%	42.26%	17.25%	(37.60)%
Ratios to Average Net Assets C,E
Expenses before reductions	.72%	.64%	.44%	.53%	.67%
Expenses net of fee waivers, if any	.72%	.64%	.44%	.53%	.67%
Expenses net of all reductions	.71%	.63%	.43%	.52%	.67%
Net investment income (loss)	.58%	.44%	.58%	.31%	.59%
Supplemental Data
Net assets, end of period (in millions)	$ 137	$ 144	$ 147	$ 43	$ 31
Portfolio turnover rate D	62%	74%	72%	87%	166%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.06 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.005 per share.

G Total distributions of $.11 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Discovery Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of June 30, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 181,248
Gross unrealized depreciation	(12,079)
Net unrealized appreciation (depreciation) on securities and other investments	$ 169,169

Tax Cost	$ 758,902

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,439
Capital loss carryforward	$ (456,410)
Net unrealized appreciation (depreciation)	$ 169,159

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (195,979)
2018	(260,431)
Total capital loss carryforward	$ (456,410)

The tax character of distributions paid was as follows:

	June 30, 2013	June 30, 2012
Ordinary Income	$ 3,920	$ 6,669

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $582,323 and $783,835, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Discovery as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .62% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Growth Discovery	$ 1,718.21
Class K	65.05
	$ 1,783

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions - continued

are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,185.41%		$ 1

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash

Annual Report

7. Security Lending - continued

Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $172 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $111 for the period.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Funds custody expenses by thirty two dollars.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended June 30,	2013	2012
From net investment income
Growth Discovery	$ 3,196	$ 2,023
Class K	724	590
Total	$ 3,920	$ 2,613
From net realized gain
Growth Discovery	$ -	$ 3,518
Class K	-	538
Total	$ -	$ 4,056

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended June 30,	2013	2012	2013	2012
Growth Discovery
Shares sold	5,161	15,041	$ 82,537	$ 218,798
Reinvestment of distributions	198	395	3,039	5,284
Shares redeemed	(19,383)	(20,132)	(309,727)	(287,440)
Net increase (decrease)	(14,024)	(4,696)	$ (224,151)	$ (63,358)
Class K
Shares sold	3,128	5,792	$ 49,663	$ 82,594
Reinvestment of distributions	47	84	724	1,128
Shares redeemed	(4,878)	(6,196)	(77,898)	(90,225)
Net increase (decrease)	(1,703)	(320)	$ (27,511)	$ (6,503)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Growth Discovery Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Growth Discovery Fund (a fund of Fidelity Hastings Street Trust) at June 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Growth Discovery Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 9, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 166 Fidelity funds. Mr. Curvey oversees 387 Fidelity funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 230 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley serves as a Trustee of other Fidelity funds (2013-present), and is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (1965)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Vice President of other Fidelity funds (2013-present), Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013) and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stacie Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2012-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Growth Discovery Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
K Class	08/05/2013	08/02/2013	$0.036	$0.006

Class K designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CII-K-UANN-0813
1.863270.104

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Mega Cap Stock

Fund - Class A, Class T, Class B
and Class C

Annual Report

June 30, 2013

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Mega Cap Stock Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A, E	16.67%	6.41%	6.10%
Class T (incl. 3.50% sales charge) B, E	19.12%	6.63%	6.20%
Class B (incl. contingent deferred sales charge) C, E	17.83%	6.51%	6.28%
Class C (incl. contingent deferred sales charge) D, E	21.83%	6.85%	6.30%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on February 5, 2008. Returns prior to February 5, 2008, are those of Fidelity® Mega Cap Stock Fund, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to February 5, 2008, would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on February 5, 2008. Returns prior to February 5, 2008, are those of Fidelity® Mega Cap Stock Fund, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to February 5, 2008, would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on February 5, 2008. Returns prior to February 5, 2008, are those of Fidelity Mega Cap Stock Fund, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to February 5, 2008, would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on February 5, 2008. Returns prior to February 5, 2008, are those of Fidelity Mega Cap Stock Fund, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to February 5, 2008, would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

E Prior to December 1, 2007, the fund operated under certain different investment policies. The fund's historical performance may not represent its current investment policies.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Mega Cap Stock Fund - Class A on June 30, 2003, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Class A took place on February 5, 2008. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. equities overcame some turbulence during the fall and late spring to extend their bull run over the 12-month period ending June 30, 2013, as accommodative monetary policy and minimal inflationary pressure, coupled with gains in the global economy, helped major benchmarks achieve strong double-digit returns. The tone was positive for the majority of the year, based largely on improving U.S. economic data, including employment, housing and consumer sentiment, the latter of which ended the period close to a six-year high. The broad-based S&P 500® Index rose a hearty 20.60% for the 12 months, after setting a series of new highs throughout late May, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to gaining 18.87%. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 17.60%. During the year, markets were resilient amid intermittent volatility due to debt woes in Europe, the U.S. presidential election and Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying sooner than expected - which prompted a brief, but steep, sell-off - but investors' continued quest for yield and the Fed's pledge to not pull back on its support just yet, overpowered uncertainty and helped equities close the period on a positive note.

Comments from Matthew Fruhan, Portfolio Manager of Fidelity Advisor® Mega Cap Stock Fund: For the year, the fund's Class A, Class T, Class B and Class C shares gained 23.78%, 23.44%, 22.83% and 22.83%, respectively (excluding sales charges), easily ahead of the mega-cap proxy Russell Top 200® Index, which rose 19.53%, and the S&P 500®. Positioning in diversified financials was the major contributor relative to the Russell index, including outsized stakes in financial services giants JPMorgan Chase and Morgan Stanley, global leader Citigroup, and discount brokerage firm Charles Schwab, all of which saw their stock prices gain sharply. Within retailing, Lowe's Companies performed well, as investors began to anticipate that improved housing fundamentals would eventually lead to higher long-term earnings for the home-improvement retailer. Conversely, avoiding index component Gilead Sciences detracted because the stock moved higher as investors gained confidence in the biopharmaceutical company based on the trajectory of its earnings growth. In energy, we were hurt by an out-of-index stake in oil and gas company Royal Dutch Shell, where earnings were pressured by lower commodity prices. In addition, the stock's valuation compressed due to concerns about the company's capital expenditure outlook.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Class A	.97%
Actual		$ 1,000.00	$ 1,142.00	$ 5.15
Hypothetical A		$ 1,000.00	$ 1,019.98	$ 4.86
Class T	1.24%
Actual		$ 1,000.00	$ 1,141.00	$ 6.58
Hypothetical A		$ 1,000.00	$ 1,018.65	$ 6.21
Class B	1.80%
Actual		$ 1,000.00	$ 1,137.20	$ 9.54
Hypothetical A		$ 1,000.00	$ 1,015.87	$ 9.00
Class C	1.74%
Actual		$ 1,000.00	$ 1,137.80	$ 9.22
Hypothetical A		$ 1,000.00	$ 1,016.17	$ 8.70
Mega Cap Stock	.69%
Actual		$ 1,000.00	$ 1,143.80	$ 3.67
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.46
Institutional Class	.73%
Actual		$ 1,000.00	$ 1,142.50	$ 3.88
Hypothetical A		$ 1,000.00	$ 1,021.17	$ 3.66

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.4	4.2
Apple, Inc.	3.7	5.0
General Electric Co.	3.2	3.1
Wells Fargo & Co.	3.2	3.5
Microsoft Corp.	3.1	2.4
Google, Inc. Class A	2.7	2.5
Citigroup, Inc.	2.5	2.2
Chevron Corp.	2.4	2.7
Occidental Petroleum Corp.	2.2	1.2
Merck & Co., Inc.	2.2	2.1
	29.6
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.4	18.4
Information Technology	20.1	19.4
Energy	12.9	12.6
Health Care	12.7	12.8
Consumer Discretionary	10.3	11.9
Asset Allocation (% of fund's net assets)
As of June 30, 2013*		As of December 31, 2012**
	Stocks 99.5%		Stocks 98.9%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 1.0%
* Foreign investments	8.2%	** Foreign investments	8.0%

Annual Report

Investments June 30, 2013

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 10.3%
Automobiles - 0.8%
Ford Motor Co.	1,430,800	$ 22,134,476
Hotels, Restaurants & Leisure - 0.8%
McDonald's Corp.	94,600	9,365,400
Yum! Brands, Inc.	156,800	10,872,512
		20,237,912
Media - 4.7%
Comcast Corp. Class A (special) (non-vtg.)	1,238,300	49,123,361
News Corp. Class A	274,800	8,958,480
The Walt Disney Co.	247,400	15,623,310
Time Warner, Inc.	602,100	34,813,422
Viacom, Inc. Class B (non-vtg.)	163,300	11,112,565
		119,631,138
Multiline Retail - 2.0%
Target Corp.	765,300	52,698,558
Specialty Retail - 2.0%
Home Depot, Inc.	115,700	8,963,279
Lowe's Companies, Inc.	1,019,200	41,685,280
		50,648,559
TOTAL CONSUMER DISCRETIONARY		265,350,643
CONSUMER STAPLES - 10.0%
Beverages - 2.6%
PepsiCo, Inc.	329,700	26,966,163
The Coca-Cola Co.	993,300	39,841,263
		66,807,426
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	312,800	17,885,904
Walgreen Co.	844,100	37,309,220
		55,195,124
Food Products - 1.0%
Danone SA	129,800	9,741,897
Kellogg Co.	239,800	15,402,354
		25,144,251
Household Products - 2.8%
Kimberly-Clark Corp.	173,200	16,824,648
Procter & Gamble Co.	729,800	56,187,302
		73,011,950
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.4%
British American Tobacco PLC sponsored ADR	278,700	$ 28,689,378
Philip Morris International, Inc.	89,230	7,729,103
		36,418,481
TOTAL CONSUMER STAPLES		256,577,232
ENERGY - 12.9%
Energy Equipment & Services - 2.1%
Halliburton Co.	598,100	24,952,732
National Oilwell Varco, Inc.	108,300	7,461,870
Schlumberger Ltd.	289,500	20,745,570
		53,160,172
Oil, Gas & Consumable Fuels - 10.8%
Apache Corp.	311,105	26,079,932
BG Group PLC	336,900	5,731,284
BP PLC sponsored ADR	238,359	9,949,105
Canadian Natural Resources Ltd.	630,200	17,766,882
Chevron Corp.	513,600	60,779,424
Exxon Mobil Corp.	388,671	35,116,425
Occidental Petroleum Corp.	649,300	57,937,039
Royal Dutch Shell PLC Class A sponsored ADR	302,112	19,274,746
Suncor Energy, Inc.	942,000	27,766,473
The Williams Companies, Inc.	527,800	17,137,666
		277,538,976
TOTAL ENERGY		330,699,148
FINANCIALS - 20.4%
Capital Markets - 3.5%
BlackRock, Inc. Class A	38,300	9,837,355
Charles Schwab Corp.	1,244,300	26,416,489
Morgan Stanley	1,462,600	35,731,318
State Street Corp.	259,100	16,895,911
		88,881,073
Commercial Banks - 5.3%
PNC Financial Services Group, Inc.	256,700	18,718,564
Standard Chartered PLC (United Kingdom)	378,885	8,223,304
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp	791,900	$ 28,627,185
Wells Fargo & Co.	1,986,530	81,984,093
		137,553,146
Diversified Financial Services - 8.9%
Bank of America Corp.	3,979,700	51,178,942
Citigroup, Inc.	1,350,070	64,762,858
JPMorgan Chase & Co.	2,127,300	112,300,167
		228,241,967
Insurance - 2.7%
AFLAC, Inc.	109,500	6,364,140
American International Group, Inc. (a)	402,700	18,000,690
MetLife, Inc.	793,700	36,319,712
Prudential Financial, Inc.	116,500	8,507,995
		69,192,537
TOTAL FINANCIALS		523,868,723
HEALTH CARE - 12.7%
Biotechnology - 0.8%
Amgen, Inc.	216,190	21,329,305
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	239,900	8,367,712
Stryker Corp.	124,800	8,072,064
		16,439,776
Health Care Providers & Services - 4.3%
Aetna, Inc.	313,400	19,913,436
Express Scripts Holding Co. (a)	185,100	11,418,819
McKesson Corp.	234,000	26,793,000
UnitedHealth Group, Inc.	436,400	28,575,472
WellPoint, Inc.	284,800	23,308,032
		110,008,759
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	115,500	9,774,765
Pharmaceuticals - 6.6%
AbbVie, Inc.	426,500	17,631,510
Eli Lilly & Co.	105,000	5,157,600
GlaxoSmithKline PLC sponsored ADR	373,600	18,668,792
Johnson & Johnson	580,600	49,850,316
Merck & Co., Inc.	1,210,700	56,237,015
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Novartis AG sponsored ADR	48,900	$ 3,457,719
Pfizer, Inc.	394,000	11,035,940
Sanofi SA	59,875	6,189,913
		168,228,805
TOTAL HEALTH CARE		325,781,410
INDUSTRIALS - 9.6%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	137,900	10,940,986
Precision Castparts Corp.	26,100	5,898,861
The Boeing Co.	303,600	31,100,784
United Technologies Corp.	174,400	16,208,736
		64,149,367
Air Freight & Logistics - 1.4%
United Parcel Service, Inc. Class B	400,100	34,600,648
Industrial Conglomerates - 3.5%
Danaher Corp.	118,000	7,469,400
General Electric Co.	3,597,600	83,428,344
		90,897,744
Machinery - 0.4%
Illinois Tool Works, Inc.	148,100	10,244,077
Road & Rail - 1.8%
CSX Corp.	899,500	20,859,405
Norfolk Southern Corp.	187,900	13,650,935
Union Pacific Corp.	71,800	11,077,304
		45,587,644
TOTAL INDUSTRIALS		245,479,480
INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 3.2%
Cisco Systems, Inc.	2,204,700	53,596,257
QUALCOMM, Inc.	463,000	28,280,040
		81,876,297
Computers & Peripherals - 4.2%
Apple, Inc.	242,701	96,129,012
EMC Corp.	517,700	12,228,074
		108,357,086
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.7%
Google, Inc. Class A (a)	77,250	$ 68,008,583
IT Services - 4.3%
Accenture PLC Class A	100,400	7,224,784
Automatic Data Processing, Inc.	146,000	10,053,560
Cognizant Technology Solutions Corp. Class A (a)	272,600	17,067,486
IBM Corp.	95,000	18,155,450
MasterCard, Inc. Class A	53,700	30,850,650
Visa, Inc. Class A	145,200	26,535,300
		109,887,230
Semiconductors & Semiconductor Equipment - 0.6%
Applied Materials, Inc.	241,500	3,600,765
Broadcom Corp. Class A	254,700	8,598,672
Intel Corp.	178,700	4,328,114
		16,527,551
Software - 5.1%
Adobe Systems, Inc. (a)	278,200	12,674,792
Microsoft Corp.	2,262,700	78,131,031
Oracle Corp.	928,000	28,508,160
salesforce.com, Inc. (a)	132,400	5,055,032
VMware, Inc. Class A (a)	83,900	5,620,461
		129,989,476
TOTAL INFORMATION TECHNOLOGY		514,646,223
MATERIALS - 1.5%
Chemicals - 1.5%
E.I. du Pont de Nemours & Co.	336,800	17,682,000
Monsanto Co.	97,000	9,583,600
Syngenta AG (Switzerland)	28,700	11,191,818
		38,457,418
Metals & Mining - 0.0%
Freeport-McMoRan Copper & Gold, Inc.	39,000	1,076,790
TOTAL MATERIALS		39,534,208
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	632,300	31,829,982
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC sponsored ADR	646,000	$ 18,566,040
TOTAL TELECOMMUNICATION SERVICES		50,396,022
TOTAL COMMON STOCKS (Cost $2,149,665,082)		2,552,333,089
Convertible Preferred Stocks - 0.1%

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50% (Cost $1,631,819)	32,400	1,923,264
Money Market Funds - 0.6%

Fidelity Cash Central Fund, 0.13% (b) (Cost $14,883,860)	14,883,860	14,883,860
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,166,180,761)		2,569,140,213
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(4,367,536)
NET ASSETS - 100%		$ 2,564,772,677
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,576
Fidelity Securities Lending Cash Central Fund	55,006
Total	$ 89,582
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 265,350,643	$ 265,350,643	$ -	$ -
Consumer Staples	256,577,232	256,577,232	-	-
Energy	330,699,148	330,699,148	-	-
Financials	523,868,723	523,868,723	-	-
Health Care	325,781,410	319,591,497	6,189,913	-
Industrials	247,402,744	247,402,744	-	-
Information Technology	514,646,223	514,646,223	-	-
Materials	39,534,208	28,342,390	11,191,818	-
Telecommunication Services	50,396,022	50,396,022	-	-
Money Market Funds	14,883,860	14,883,860	-	-
Total Investments in Securities:	$ 2,569,140,213	$ 2,551,758,482	$ 17,381,731	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,151,296,901)	$ 2,554,256,353
Fidelity Central Funds (cost $14,883,860)	14,883,860
Total Investments (cost $2,166,180,761)		$ 2,569,140,213
Receivable for investments sold		2,368,885
Receivable for fund shares sold		5,341,234
Dividends receivable		4,314,316
Distributions receivable from Fidelity Central Funds		10,741
Other receivables		15,078
Total assets		2,581,190,467

Liabilities
Payable for investments purchased	$ 9,823,870
Payable for fund shares redeemed	5,072,177
Accrued management fee	973,437
Distribution and service plan fees payable	14,985
Other affiliated payables	480,761
Other payables and accrued expenses	52,560
Total liabilities		16,417,790

Net Assets		$ 2,564,772,677
Net Assets consist of:
Paid in capital		$ 2,160,394,225
Undistributed net investment income		17,061,419
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,637,221)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		402,954,254
Net Assets		$ 2,564,772,677

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2013
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($20,336,047 ÷ 1,505,501 shares)	$ 13.51

Maximum offering price per share (100/94.25 of $13.51)	$ 14.33
Class T: Net Asset Value and redemption price per share ($8,376,680 ÷ 620,166 shares)	$ 13.51

Maximum offering price per share (100/96.50 of $13.51)	$ 14.00
Class B: Net Asset Value and offering price per share ($716,433 ÷ 53,353 shares)A	$ 13.43

Class C: Net Asset Value and offering price per share ($7,938,016 ÷ 593,427 shares)A	$ 13.38

Mega Cap Stock: Net Asset Value, offering price and redemption price per share ($2,214,591,754 ÷ 162,877,040 shares)	$ 13.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($312,813,747 ÷ 23,078,203 shares)	$ 13.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2013

Investment Income
Dividends		$ 50,521,578
Income from Fidelity Central Funds		89,582
Total income		50,611,160

Expenses
Management fee	$ 9,855,801
Transfer agent fees	4,463,538
Distribution and service plan fees	116,202
Accounting and security lending fees	652,483
Custodian fees and expenses	63,610
Independent trustees' compensation	13,170
Registration fees	152,992
Audit	50,723
Legal	8,177
Interest	1,599
Miscellaneous	16,591
Total expenses before reductions	15,394,886
Expense reductions	(72,539)	15,322,347
Net investment income (loss)		35,288,813
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	104,932,007
Foreign currency transactions	(55,589)
Total net realized gain (loss)		104,876,418
Change in net unrealized appreciation (depreciation) on: Investment securities	321,855,697
Assets and liabilities in foreign currencies	(1,247)
Total change in net unrealized appreciation (depreciation)		321,854,450
Net gain (loss)		426,730,868
Net increase (decrease) in net assets resulting from operations		$ 462,019,681

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2013	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,288,813	$ 17,903,977
Net realized gain (loss)	104,876,418	43,198,122
Change in net unrealized appreciation (depreciation)	321,854,450	29,098,949
Net increase (decrease) in net assets resulting from operations	462,019,681	90,201,048
Distributions to shareholders from net investment income	(27,575,489)	(11,753,098)
Share transactions - net increase (decrease)	652,982,078	468,368,181
Total increase (decrease) in net assets	1,087,426,270	546,816,131

Net Assets
Beginning of period	1,477,346,407	930,530,276
End of period (including undistributed net investment income of $17,061,419 and undistributed net investment income of $10,984,843, respectively)	$ 2,564,772,677	$ 1,477,346,407

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.37	$ 8.07	$ 7.20	$ 9.89
Income from Investment Operations
Net investment income (loss) C	.17	.13	.07	.06	.10
Net realized and unrealized gain (loss)	2.43	.64	2.28	.92	(2.65)
Total from investment operations	2.60	.77	2.35	.98	(2.55)
Distributions from net investment income	(.14)	(.09)	(.05)	(.11)	(.12)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.14)	(.09)	(.05)	(.11)	(.14)
Net asset value, end of period	$ 13.51	$ 11.05	$ 10.37	$ 8.07	$ 7.20
Total Return A, B	23.78%	7.57%	29.23%	13.65%	(25.98)%
Ratios to Average Net Assets D, F
Expenses before reductions	.98%	1.02%	1.06%	1.10%	1.13%
Expenses net of fee waivers, if any	.98%	1.02%	1.06%	1.10%	1.13%
Expenses net of all reductions	.98%	1.02%	1.06%	1.10%	1.13%
Net investment income (loss)	1.37%	1.28%	.76%	.66%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,336	$ 8,527	$ 4,169	$ 2,238	$ 806
Portfolio turnover rate E	29%	57%	53%	97%	138%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended June 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.38	$ 8.07	$ 7.20	$ 9.88
Income from Investment Operations
Net investment income (loss) C	.14	.10	.05	.03	.09
Net realized and unrealized gain (loss)	2.43	.64	2.29	.93	(2.67)
Total from investment operations	2.57	.74	2.34	.96	(2.58)
Distributions from net investment income	(.11)	(.07)	(.03)	(.09)	(.08)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.11)	(.07)	(.03)	(.09)	(.10)
Net asset value, end of period	$ 13.51	$ 11.05	$ 10.38	$ 8.07	$ 7.20
Total Return A, B	23.44%	7.19%	29.08%	13.32%	(26.21)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.26%	1.32%	1.32%	1.36%	1.36%
Expenses net of fee waivers, if any	1.26%	1.32%	1.32%	1.36%	1.36%
Expenses net of all reductions	1.26%	1.32%	1.32%	1.35%	1.36%
Net investment income (loss)	1.09%	.98%	.50%	.41%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,377	$ 2,293	$ 1,682	$ 1,073	$ 446
Portfolio turnover rate E	29%	57%	53%	97%	138%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended June 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.30	$ 8.02	$ 7.19	$ 9.87
Income from Investment Operations
Net investment income (loss) C	.07	.05	- H	(.01)	.05
Net realized and unrealized gain (loss)	2.43	.63	2.28	.92	(2.66)
Total from investment operations	2.50	.68	2.28	.91	(2.61)
Distributions from net investment income	(.04)	(.01)	-	(.08)	(.05)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.04)	(.01)	-	(.08)	(.07)
Net asset value, end of period	$ 13.43	$ 10.97	$ 10.30	$ 8.02	$ 7.19
Total Return A, B	22.83%	6.62%	28.43%	12.60%	(26.56)%
Ratios to Average Net Assets D, G
Expenses before reductions	1.80%	1.82%	1.83%	1.88%	1.88%
Expenses net of fee waivers, if any	1.80%	1.82%	1.83%	1.88%	1.88%
Expenses net of all reductions	1.80%	1.81%	1.82%	1.88%	1.88%
Net investment income (loss)	.55%	.49%	.00% F	(.12)%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 716	$ 704	$ 764	$ 667	$ 263
Portfolio turnover rate E	29%	57%	53%	97%	138%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended June 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 10.28	$ 8.01	$ 7.16	$ 9.87
Income from Investment Operations
Net investment income (loss) C	.07	.05	- G	(.01)	.05
Net realized and unrealized gain (loss)	2.42	.64	2.27	.92	(2.66)
Total from investment operations	2.49	.69	2.27	.91	(2.61)
Distributions from net investment income	(.04)	(.04)	-	(.06)	(.08)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.04)	(.04)	-	(.06)	(.10)
Net asset value, end of period	$ 13.38	$ 10.93	$ 10.28	$ 8.01	$ 7.16
Total Return A, B	22.83%	6.74%	28.34%	12.72%	(26.56)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.75%	1.79%	1.81%	1.86%	1.88%
Expenses net of fee waivers, if any	1.75%	1.79%	1.81%	1.86%	1.88%
Expenses net of all reductions	1.75%	1.79%	1.81%	1.85%	1.88%
Net investment income (loss)	.59%	.51%	.01%	(.10)%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,938	$ 2,845	$ 1,913	$ 807	$ 470
Portfolio turnover rate E	29%	57%	53%	97%	138%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Mega Cap Stock

Years ended June 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 10.43	$ 8.11	$ 7.23	$ 9.91
Income from Investment Operations
Net investment income (loss) B	.20	.16	.10	.08	.13
Net realized and unrealized gain (loss)	2.46	.64	2.29	.93	(2.67)
Total from investment operations	2.66	.80	2.39	1.01	(2.54)
Distributions from net investment income	(.17)	(.12)	(.07)	(.13)	(.12)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.17)	(.12)	(.07)	(.13)	(.14)
Net asset value, end of period	$ 13.60	$ 11.11	$ 10.43	$ 8.11	$ 7.23
Total Return A	24.17%	7.83%	29.61%	13.93%	(25.77)%
Ratios to Average Net Assets C, E
Expenses before reductions	.70%	.76%	.79%	.81%	.79%
Expenses net of fee waivers, if any	.70%	.76%	.79%	.80%	.78%
Expenses net of all reductions	.70%	.75%	.78%	.79%	.78%
Net investment income (loss)	1.64%	1.55%	1.04%	.96%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,214,592	$ 1,287,144	$ 785,233	$ 500,407	$ 253,164
Portfolio turnover rate D	29%	57%	53%	97%	138%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 10.40	$ 8.09	$ 7.22	$ 9.91
Income from Investment Operations
Net investment income (loss) B	.20	.16	.10	.08	.13
Net realized and unrealized gain (loss)	2.44	.63	2.30	.92	(2.67)
Total from investment operations	2.64	.79	2.40	1.00	(2.54)
Distributions from net investment income	(.17)	(.11)	(.09)	(.13)	(.13)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.17)	(.11)	(.09)	(.13)	(.15)
Net asset value, end of period	$ 13.55	$ 11.08	$ 10.40	$ 8.09	$ 7.22
Total Return A	24.06%	7.77%	29.74%	13.89%	(25.81)%
Ratios to Average Net Assets C, E
Expenses before reductions	.74%	.78%	.79%	.88%	.77%
Expenses net of fee waivers, if any	.74%	.78%	.79%	.88%	.77%
Expenses net of all reductions	.74%	.77%	.78%	.87%	.77%
Net investment income (loss)	1.61%	1.53%	1.04%	.88%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 312,814	$ 175,833	$ 136,768	$ 1,568	$ 515
Portfolio turnover rate D	29%	57%	53%	97%	138%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2013

1. Organization.

Fidelity Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In June 2013, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund will commence sale of Class Z shares on or about August 13, 2013. The Fund offers Class A, Class T, Class C, Mega Cap Stock and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of June 30, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 438,083,733
Gross unrealized depreciation	(41,371,849)
Net unrealized appreciation (depreciation) on securities and other investments	$ 396,711,884

Tax Cost	$ 2,172,428,329

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 17,088,049
Capital loss carryforward	$ (9,389,653)
Net unrealized appreciation (depreciation)	$ 396,706,686

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (9,389,653)

The tax character of distributions paid was as follows:

	June 30, 2013	June 30, 2012
Ordinary Income	$ 27,575,489	$ 11,753,098

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,282,775,180 and $627,306,100, respectively.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 35,361	$ 1,598
Class T	.25%	.25%	26,370	112
Class B	.75%	.25%	7,081	5,321
Class C	.75%	.25%	47,390	19,884
			$ 116,202	$ 26,915

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 26,640
Class T	2,961
Class B*	574
Class C*	1,610
$ 31,785

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 32,274.23
Class T	13,509.26
Class B	2,121.30
Class C	11,876.25
Mega Cap Stock	3,689,743.20
Institutional Class	714,015.24
	$ 4,463,538

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,832,600.37%		$ 1,599

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $41,492 for the period.

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,844 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $55,006. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $71,238 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,301.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended June 30,	2013	2012
From net investment income
Class A	$ 137,534	$ 41,978
Class T	36,492	11,957
Class B	2,304	701
Class C	13,133	10,116
Mega Cap Stock	23,359,421	10,229,962
Institutional Class	4,026,605	1,458,384
Total	$ 27,575,489	$ 11,753,098

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended June 30,	2013	2012	2013	2012
Class A
Shares sold	1,001,677	486,313	$ 12,394,211	$ 5,118,655
Reinvestment of distributions	11,084	3,634	127,952	35,610
Shares redeemed	(279,053)	(120,131)	(3,495,724)	(1,250,294)
Net increase (decrease)	733,708	369,816	$ 9,026,439	$ 3,903,971
Class T
Shares sold	517,456	105,560	$ 6,404,547	$ 1,103,327
Reinvestment of distributions	3,084	1,213	35,826	11,925
Shares redeemed	(107,959)	(61,297)	(1,368,248)	(633,953)
Net increase (decrease)	412,581	45,476	$ 5,072,125	$ 481,299
Class B
Shares sold	9,952	9,865	$ 125,476	$ 101,146
Reinvestment of distributions	196	69	2,261	689
Shares redeemed	(20,917)	(20,058)	(255,293)	(199,056)
Net increase (decrease)	(10,769)	(10,124)	$ (127,556)	$ (97,221)
Class C
Shares sold	448,373	229,191	$ 5,664,292	$ 2,376,452
Reinvestment of distributions	988	856	11,494	8,451
Shares redeemed	(116,347)	(155,763)	(1,448,415)	(1,568,860)
Net increase (decrease)	333,014	74,284	$ 4,227,371	$ 816,043

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended June 30,	2013	2012	2013	2012
Mega Cap Stock
Shares sold	84,998,537	74,953,852	$ 1,035,668,817	$ 795,313,856
Reinvestment of distributions	1,836,891	965,264	21,294,763	9,476,451
Shares redeemed	(39,801,746)	(35,350,283)	(498,490,773)	(369,162,567)
Net increase (decrease)	47,033,682	40,568,833	$ 558,472,807	$ 435,627,740
Institutional Class
Shares sold	11,389,839	7,943,118	$ 129,734,591	$ 80,524,837
Reinvestment of distributions	338,467	144,898	3,911,623	1,415,456
Shares redeemed	(4,517,962)	(5,373,433)	(57,335,322)	(54,303,944)
Net increase (decrease)	7,210,344	2,714,583	$ 76,310,892	$ 27,636,349

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Mega Cap Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Mega Cap Stock Fund (a fund of Fidelity Hastings Street Trust) at June 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Mega Cap Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 9, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 166 Fidelity funds. Mr. Curvey oversees 387 Fidelity funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 230 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-
2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley serves as a Trustee of other Fidelity funds (2013-present), and is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-
present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (1965)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Vice President of other Fidelity funds (2013-present), Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-
2009) and as a portfolio manager.

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013) and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2012-
present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stacie Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2012-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-
2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

Class A, Class T, Class B, and Class C designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A, Class T, Class B, and Class C designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGII-UANN-0813
1.855226.105

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Mega Cap Stock

Fund - Institutional Class

Annual Report

June 30, 2013

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Mega Cap Stock Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2013	Past 1 year	Past 5 years	Past 10 Years
Institutional Class A, B	24.06%	7.95%	6.89%

A The initial offering of Institutional Class shares took place on February 5, 2008. Returns prior to February 5, 2008, are those of Fidelity® Mega Cap Stock Fund, the original class of the fund.

B Prior to December 1, 2007, the fund operated under certain different investment policies. The fund's historical performance may not represent its current investment policies.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Mega Cap Stock Fund - Institutional Class on June 30, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Institutional Class took place on February 5, 2008. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. equities overcame some turbulence during the fall and late spring to extend their bull run over the 12-month period ending June 30, 2013, as accommodative monetary policy and minimal inflationary pressure, coupled with gains in the global economy, helped major benchmarks achieve strong double-digit returns. The tone was positive for the majority of the year, based largely on improving U.S. economic data, including employment, housing and consumer sentiment, the latter of which ended the period close to a six-year high. The broad-based S&P 500® Index rose a hearty 20.60% for the 12 months, after setting a series of new highs throughout late May, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to gaining 18.87%. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 17.60%. During the year, markets were resilient amid intermittent volatility due to debt woes in Europe, the U.S. presidential election and Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying sooner than expected - which prompted a brief, but steep, sell-off - but investors' continued quest for yield and the Fed's pledge to not pull back on its support just yet, overpowered uncertainty and helped equities close the period on a positive note.

Comments from Matthew Fruhan, Portfolio Manager of Fidelity Advisor® Mega Cap Stock Fund: For the year, the fund's Institutional Class shares gained 24.06%, easily ahead of the mega-cap proxy Russell Top 200® Index, which rose 19.53%, and the S&P 500®. Positioning in diversified financials was the major contributor relative to the Russell index, including outsized stakes in financial services giants JPMorgan Chase and Morgan Stanley, global leader Citigroup, and discount brokerage firm Charles Schwab, all of which saw their stock prices gain sharply. Within retailing, Lowe's Companies performed well, as investors began to anticipate that improved housing fundamentals would eventually lead to higher long-term earnings for the home-improvement retailer. Conversely, avoiding index component Gilead Sciences detracted because the stock moved higher as investors gained confidence in the biopharmaceutical company based on the trajectory of its earnings growth. In energy, we were hurt by an out-of-index stake in oil and gas company Royal Dutch Shell, where earnings were pressured by lower commodity prices. In addition, the stock's valuation compressed due to concerns about the company's capital expenditure outlook.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Class A	.97%
Actual		$ 1,000.00	$ 1,142.00	$ 5.15
Hypothetical A		$ 1,000.00	$ 1,019.98	$ 4.86
Class T	1.24%
Actual		$ 1,000.00	$ 1,141.00	$ 6.58
Hypothetical A		$ 1,000.00	$ 1,018.65	$ 6.21
Class B	1.80%
Actual		$ 1,000.00	$ 1,137.20	$ 9.54
Hypothetical A		$ 1,000.00	$ 1,015.87	$ 9.00
Class C	1.74%
Actual		$ 1,000.00	$ 1,137.80	$ 9.22
Hypothetical A		$ 1,000.00	$ 1,016.17	$ 8.70
Mega Cap Stock	.69%
Actual		$ 1,000.00	$ 1,143.80	$ 3.67
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.46
Institutional Class	.73%
Actual		$ 1,000.00	$ 1,142.50	$ 3.88
Hypothetical A		$ 1,000.00	$ 1,021.17	$ 3.66

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.4	4.2
Apple, Inc.	3.7	5.0
General Electric Co.	3.2	3.1
Wells Fargo & Co.	3.2	3.5
Microsoft Corp.	3.1	2.4
Google, Inc. Class A	2.7	2.5
Citigroup, Inc.	2.5	2.2
Chevron Corp.	2.4	2.7
Occidental Petroleum Corp.	2.2	1.2
Merck & Co., Inc.	2.2	2.1
	29.6
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.4	18.4
Information Technology	20.1	19.4
Energy	12.9	12.6
Health Care	12.7	12.8
Consumer Discretionary	10.3	11.9
Asset Allocation (% of fund's net assets)
As of June 30, 2013*		As of December 31, 2012**
	Stocks 99.5%		Stocks 98.9%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 1.0%
* Foreign investments	8.2%	** Foreign investments	8.0%

Annual Report

Investments June 30, 2013

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 10.3%
Automobiles - 0.8%
Ford Motor Co.	1,430,800	$ 22,134,476
Hotels, Restaurants & Leisure - 0.8%
McDonald's Corp.	94,600	9,365,400
Yum! Brands, Inc.	156,800	10,872,512
		20,237,912
Media - 4.7%
Comcast Corp. Class A (special) (non-vtg.)	1,238,300	49,123,361
News Corp. Class A	274,800	8,958,480
The Walt Disney Co.	247,400	15,623,310
Time Warner, Inc.	602,100	34,813,422
Viacom, Inc. Class B (non-vtg.)	163,300	11,112,565
		119,631,138
Multiline Retail - 2.0%
Target Corp.	765,300	52,698,558
Specialty Retail - 2.0%
Home Depot, Inc.	115,700	8,963,279
Lowe's Companies, Inc.	1,019,200	41,685,280
		50,648,559
TOTAL CONSUMER DISCRETIONARY		265,350,643
CONSUMER STAPLES - 10.0%
Beverages - 2.6%
PepsiCo, Inc.	329,700	26,966,163
The Coca-Cola Co.	993,300	39,841,263
		66,807,426
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	312,800	17,885,904
Walgreen Co.	844,100	37,309,220
		55,195,124
Food Products - 1.0%
Danone SA	129,800	9,741,897
Kellogg Co.	239,800	15,402,354
		25,144,251
Household Products - 2.8%
Kimberly-Clark Corp.	173,200	16,824,648
Procter & Gamble Co.	729,800	56,187,302
		73,011,950
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.4%
British American Tobacco PLC sponsored ADR	278,700	$ 28,689,378
Philip Morris International, Inc.	89,230	7,729,103
		36,418,481
TOTAL CONSUMER STAPLES		256,577,232
ENERGY - 12.9%
Energy Equipment & Services - 2.1%
Halliburton Co.	598,100	24,952,732
National Oilwell Varco, Inc.	108,300	7,461,870
Schlumberger Ltd.	289,500	20,745,570
		53,160,172
Oil, Gas & Consumable Fuels - 10.8%
Apache Corp.	311,105	26,079,932
BG Group PLC	336,900	5,731,284
BP PLC sponsored ADR	238,359	9,949,105
Canadian Natural Resources Ltd.	630,200	17,766,882
Chevron Corp.	513,600	60,779,424
Exxon Mobil Corp.	388,671	35,116,425
Occidental Petroleum Corp.	649,300	57,937,039
Royal Dutch Shell PLC Class A sponsored ADR	302,112	19,274,746
Suncor Energy, Inc.	942,000	27,766,473
The Williams Companies, Inc.	527,800	17,137,666
		277,538,976
TOTAL ENERGY		330,699,148
FINANCIALS - 20.4%
Capital Markets - 3.5%
BlackRock, Inc. Class A	38,300	9,837,355
Charles Schwab Corp.	1,244,300	26,416,489
Morgan Stanley	1,462,600	35,731,318
State Street Corp.	259,100	16,895,911
		88,881,073
Commercial Banks - 5.3%
PNC Financial Services Group, Inc.	256,700	18,718,564
Standard Chartered PLC (United Kingdom)	378,885	8,223,304
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp	791,900	$ 28,627,185
Wells Fargo & Co.	1,986,530	81,984,093
		137,553,146
Diversified Financial Services - 8.9%
Bank of America Corp.	3,979,700	51,178,942
Citigroup, Inc.	1,350,070	64,762,858
JPMorgan Chase & Co.	2,127,300	112,300,167
		228,241,967
Insurance - 2.7%
AFLAC, Inc.	109,500	6,364,140
American International Group, Inc. (a)	402,700	18,000,690
MetLife, Inc.	793,700	36,319,712
Prudential Financial, Inc.	116,500	8,507,995
		69,192,537
TOTAL FINANCIALS		523,868,723
HEALTH CARE - 12.7%
Biotechnology - 0.8%
Amgen, Inc.	216,190	21,329,305
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	239,900	8,367,712
Stryker Corp.	124,800	8,072,064
		16,439,776
Health Care Providers & Services - 4.3%
Aetna, Inc.	313,400	19,913,436
Express Scripts Holding Co. (a)	185,100	11,418,819
McKesson Corp.	234,000	26,793,000
UnitedHealth Group, Inc.	436,400	28,575,472
WellPoint, Inc.	284,800	23,308,032
		110,008,759
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	115,500	9,774,765
Pharmaceuticals - 6.6%
AbbVie, Inc.	426,500	17,631,510
Eli Lilly & Co.	105,000	5,157,600
GlaxoSmithKline PLC sponsored ADR	373,600	18,668,792
Johnson & Johnson	580,600	49,850,316
Merck & Co., Inc.	1,210,700	56,237,015
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Novartis AG sponsored ADR	48,900	$ 3,457,719
Pfizer, Inc.	394,000	11,035,940
Sanofi SA	59,875	6,189,913
		168,228,805
TOTAL HEALTH CARE		325,781,410
INDUSTRIALS - 9.6%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	137,900	10,940,986
Precision Castparts Corp.	26,100	5,898,861
The Boeing Co.	303,600	31,100,784
United Technologies Corp.	174,400	16,208,736
		64,149,367
Air Freight & Logistics - 1.4%
United Parcel Service, Inc. Class B	400,100	34,600,648
Industrial Conglomerates - 3.5%
Danaher Corp.	118,000	7,469,400
General Electric Co.	3,597,600	83,428,344
		90,897,744
Machinery - 0.4%
Illinois Tool Works, Inc.	148,100	10,244,077
Road & Rail - 1.8%
CSX Corp.	899,500	20,859,405
Norfolk Southern Corp.	187,900	13,650,935
Union Pacific Corp.	71,800	11,077,304
		45,587,644
TOTAL INDUSTRIALS		245,479,480
INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 3.2%
Cisco Systems, Inc.	2,204,700	53,596,257
QUALCOMM, Inc.	463,000	28,280,040
		81,876,297
Computers & Peripherals - 4.2%
Apple, Inc.	242,701	96,129,012
EMC Corp.	517,700	12,228,074
		108,357,086
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.7%
Google, Inc. Class A (a)	77,250	$ 68,008,583
IT Services - 4.3%
Accenture PLC Class A	100,400	7,224,784
Automatic Data Processing, Inc.	146,000	10,053,560
Cognizant Technology Solutions Corp. Class A (a)	272,600	17,067,486
IBM Corp.	95,000	18,155,450
MasterCard, Inc. Class A	53,700	30,850,650
Visa, Inc. Class A	145,200	26,535,300
		109,887,230
Semiconductors & Semiconductor Equipment - 0.6%
Applied Materials, Inc.	241,500	3,600,765
Broadcom Corp. Class A	254,700	8,598,672
Intel Corp.	178,700	4,328,114
		16,527,551
Software - 5.1%
Adobe Systems, Inc. (a)	278,200	12,674,792
Microsoft Corp.	2,262,700	78,131,031
Oracle Corp.	928,000	28,508,160
salesforce.com, Inc. (a)	132,400	5,055,032
VMware, Inc. Class A (a)	83,900	5,620,461
		129,989,476
TOTAL INFORMATION TECHNOLOGY		514,646,223
MATERIALS - 1.5%
Chemicals - 1.5%
E.I. du Pont de Nemours & Co.	336,800	17,682,000
Monsanto Co.	97,000	9,583,600
Syngenta AG (Switzerland)	28,700	11,191,818
		38,457,418
Metals & Mining - 0.0%
Freeport-McMoRan Copper & Gold, Inc.	39,000	1,076,790
TOTAL MATERIALS		39,534,208
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	632,300	31,829,982
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC sponsored ADR	646,000	$ 18,566,040
TOTAL TELECOMMUNICATION SERVICES		50,396,022
TOTAL COMMON STOCKS (Cost $2,149,665,082)		2,552,333,089
Convertible Preferred Stocks - 0.1%

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50% (Cost $1,631,819)	32,400	1,923,264
Money Market Funds - 0.6%

Fidelity Cash Central Fund, 0.13% (b) (Cost $14,883,860)	14,883,860	14,883,860
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,166,180,761)		2,569,140,213
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(4,367,536)
NET ASSETS - 100%		$ 2,564,772,677
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,576
Fidelity Securities Lending Cash Central Fund	55,006
Total	$ 89,582
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 265,350,643	$ 265,350,643	$ -	$ -
Consumer Staples	256,577,232	256,577,232	-	-
Energy	330,699,148	330,699,148	-	-
Financials	523,868,723	523,868,723	-	-
Health Care	325,781,410	319,591,497	6,189,913	-
Industrials	247,402,744	247,402,744	-	-
Information Technology	514,646,223	514,646,223	-	-
Materials	39,534,208	28,342,390	11,191,818	-
Telecommunication Services	50,396,022	50,396,022	-	-
Money Market Funds	14,883,860	14,883,860	-	-
Total Investments in Securities:	$ 2,569,140,213	$ 2,551,758,482	$ 17,381,731	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,151,296,901)	$ 2,554,256,353
Fidelity Central Funds (cost $14,883,860)	14,883,860
Total Investments (cost $2,166,180,761)		$ 2,569,140,213
Receivable for investments sold		2,368,885
Receivable for fund shares sold		5,341,234
Dividends receivable		4,314,316
Distributions receivable from Fidelity Central Funds		10,741
Other receivables		15,078
Total assets		2,581,190,467

Liabilities
Payable for investments purchased	$ 9,823,870
Payable for fund shares redeemed	5,072,177
Accrued management fee	973,437
Distribution and service plan fees payable	14,985
Other affiliated payables	480,761
Other payables and accrued expenses	52,560
Total liabilities		16,417,790

Net Assets		$ 2,564,772,677
Net Assets consist of:
Paid in capital		$ 2,160,394,225
Undistributed net investment income		17,061,419
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,637,221)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		402,954,254
Net Assets		$ 2,564,772,677

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2013
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($20,336,047 ÷ 1,505,501 shares)	$ 13.51

Maximum offering price per share (100/94.25 of $13.51)	$ 14.33
Class T: Net Asset Value and redemption price per share ($8,376,680 ÷ 620,166 shares)	$ 13.51

Maximum offering price per share (100/96.50 of $13.51)	$ 14.00
Class B: Net Asset Value and offering price per share ($716,433 ÷ 53,353 shares)A	$ 13.43

Class C: Net Asset Value and offering price per share ($7,938,016 ÷ 593,427 shares)A	$ 13.38

Mega Cap Stock: Net Asset Value, offering price and redemption price per share ($2,214,591,754 ÷ 162,877,040 shares)	$ 13.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($312,813,747 ÷ 23,078,203 shares)	$ 13.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2013

Investment Income
Dividends		$ 50,521,578
Income from Fidelity Central Funds		89,582
Total income		50,611,160

Expenses
Management fee	$ 9,855,801
Transfer agent fees	4,463,538
Distribution and service plan fees	116,202
Accounting and security lending fees	652,483
Custodian fees and expenses	63,610
Independent trustees' compensation	13,170
Registration fees	152,992
Audit	50,723
Legal	8,177
Interest	1,599
Miscellaneous	16,591
Total expenses before reductions	15,394,886
Expense reductions	(72,539)	15,322,347
Net investment income (loss)		35,288,813
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	104,932,007
Foreign currency transactions	(55,589)
Total net realized gain (loss)		104,876,418
Change in net unrealized appreciation (depreciation) on: Investment securities	321,855,697
Assets and liabilities in foreign currencies	(1,247)
Total change in net unrealized appreciation (depreciation)		321,854,450
Net gain (loss)		426,730,868
Net increase (decrease) in net assets resulting from operations		$ 462,019,681

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2013	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,288,813	$ 17,903,977
Net realized gain (loss)	104,876,418	43,198,122
Change in net unrealized appreciation (depreciation)	321,854,450	29,098,949
Net increase (decrease) in net assets resulting from operations	462,019,681	90,201,048
Distributions to shareholders from net investment income	(27,575,489)	(11,753,098)
Share transactions - net increase (decrease)	652,982,078	468,368,181
Total increase (decrease) in net assets	1,087,426,270	546,816,131

Net Assets
Beginning of period	1,477,346,407	930,530,276
End of period (including undistributed net investment income of $17,061,419 and undistributed net investment income of $10,984,843, respectively)	$ 2,564,772,677	$ 1,477,346,407

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.37	$ 8.07	$ 7.20	$ 9.89
Income from Investment Operations
Net investment income (loss) C	.17	.13	.07	.06	.10
Net realized and unrealized gain (loss)	2.43	.64	2.28	.92	(2.65)
Total from investment operations	2.60	.77	2.35	.98	(2.55)
Distributions from net investment income	(.14)	(.09)	(.05)	(.11)	(.12)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.14)	(.09)	(.05)	(.11)	(.14)
Net asset value, end of period	$ 13.51	$ 11.05	$ 10.37	$ 8.07	$ 7.20
Total Return A, B	23.78%	7.57%	29.23%	13.65%	(25.98)%
Ratios to Average Net Assets D, F
Expenses before reductions	.98%	1.02%	1.06%	1.10%	1.13%
Expenses net of fee waivers, if any	.98%	1.02%	1.06%	1.10%	1.13%
Expenses net of all reductions	.98%	1.02%	1.06%	1.10%	1.13%
Net investment income (loss)	1.37%	1.28%	.76%	.66%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,336	$ 8,527	$ 4,169	$ 2,238	$ 806
Portfolio turnover rate E	29%	57%	53%	97%	138%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended June 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.38	$ 8.07	$ 7.20	$ 9.88
Income from Investment Operations
Net investment income (loss) C	.14	.10	.05	.03	.09
Net realized and unrealized gain (loss)	2.43	.64	2.29	.93	(2.67)
Total from investment operations	2.57	.74	2.34	.96	(2.58)
Distributions from net investment income	(.11)	(.07)	(.03)	(.09)	(.08)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.11)	(.07)	(.03)	(.09)	(.10)
Net asset value, end of period	$ 13.51	$ 11.05	$ 10.38	$ 8.07	$ 7.20
Total Return A, B	23.44%	7.19%	29.08%	13.32%	(26.21)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.26%	1.32%	1.32%	1.36%	1.36%
Expenses net of fee waivers, if any	1.26%	1.32%	1.32%	1.36%	1.36%
Expenses net of all reductions	1.26%	1.32%	1.32%	1.35%	1.36%
Net investment income (loss)	1.09%	.98%	.50%	.41%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,377	$ 2,293	$ 1,682	$ 1,073	$ 446
Portfolio turnover rate E	29%	57%	53%	97%	138%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended June 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.30	$ 8.02	$ 7.19	$ 9.87
Income from Investment Operations
Net investment income (loss) C	.07	.05	- H	(.01)	.05
Net realized and unrealized gain (loss)	2.43	.63	2.28	.92	(2.66)
Total from investment operations	2.50	.68	2.28	.91	(2.61)
Distributions from net investment income	(.04)	(.01)	-	(.08)	(.05)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.04)	(.01)	-	(.08)	(.07)
Net asset value, end of period	$ 13.43	$ 10.97	$ 10.30	$ 8.02	$ 7.19
Total Return A, B	22.83%	6.62%	28.43%	12.60%	(26.56)%
Ratios to Average Net Assets D, G
Expenses before reductions	1.80%	1.82%	1.83%	1.88%	1.88%
Expenses net of fee waivers, if any	1.80%	1.82%	1.83%	1.88%	1.88%
Expenses net of all reductions	1.80%	1.81%	1.82%	1.88%	1.88%
Net investment income (loss)	.55%	.49%	.00% F	(.12)%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 716	$ 704	$ 764	$ 667	$ 263
Portfolio turnover rate E	29%	57%	53%	97%	138%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended June 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 10.28	$ 8.01	$ 7.16	$ 9.87
Income from Investment Operations
Net investment income (loss) C	.07	.05	- G	(.01)	.05
Net realized and unrealized gain (loss)	2.42	.64	2.27	.92	(2.66)
Total from investment operations	2.49	.69	2.27	.91	(2.61)
Distributions from net investment income	(.04)	(.04)	-	(.06)	(.08)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.04)	(.04)	-	(.06)	(.10)
Net asset value, end of period	$ 13.38	$ 10.93	$ 10.28	$ 8.01	$ 7.16
Total Return A, B	22.83%	6.74%	28.34%	12.72%	(26.56)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.75%	1.79%	1.81%	1.86%	1.88%
Expenses net of fee waivers, if any	1.75%	1.79%	1.81%	1.86%	1.88%
Expenses net of all reductions	1.75%	1.79%	1.81%	1.85%	1.88%
Net investment income (loss)	.59%	.51%	.01%	(.10)%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,938	$ 2,845	$ 1,913	$ 807	$ 470
Portfolio turnover rate E	29%	57%	53%	97%	138%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Mega Cap Stock

Years ended June 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 10.43	$ 8.11	$ 7.23	$ 9.91
Income from Investment Operations
Net investment income (loss) B	.20	.16	.10	.08	.13
Net realized and unrealized gain (loss)	2.46	.64	2.29	.93	(2.67)
Total from investment operations	2.66	.80	2.39	1.01	(2.54)
Distributions from net investment income	(.17)	(.12)	(.07)	(.13)	(.12)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.17)	(.12)	(.07)	(.13)	(.14)
Net asset value, end of period	$ 13.60	$ 11.11	$ 10.43	$ 8.11	$ 7.23
Total Return A	24.17%	7.83%	29.61%	13.93%	(25.77)%
Ratios to Average Net Assets C, E
Expenses before reductions	.70%	.76%	.79%	.81%	.79%
Expenses net of fee waivers, if any	.70%	.76%	.79%	.80%	.78%
Expenses net of all reductions	.70%	.75%	.78%	.79%	.78%
Net investment income (loss)	1.64%	1.55%	1.04%	.96%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,214,592	$ 1,287,144	$ 785,233	$ 500,407	$ 253,164
Portfolio turnover rate D	29%	57%	53%	97%	138%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 10.40	$ 8.09	$ 7.22	$ 9.91
Income from Investment Operations
Net investment income (loss) B	.20	.16	.10	.08	.13
Net realized and unrealized gain (loss)	2.44	.63	2.30	.92	(2.67)
Total from investment operations	2.64	.79	2.40	1.00	(2.54)
Distributions from net investment income	(.17)	(.11)	(.09)	(.13)	(.13)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.17)	(.11)	(.09)	(.13)	(.15)
Net asset value, end of period	$ 13.55	$ 11.08	$ 10.40	$ 8.09	$ 7.22
Total Return A	24.06%	7.77%	29.74%	13.89%	(25.81)%
Ratios to Average Net Assets C, E
Expenses before reductions	.74%	.78%	.79%	.88%	.77%
Expenses net of fee waivers, if any	.74%	.78%	.79%	.88%	.77%
Expenses net of all reductions	.74%	.77%	.78%	.87%	.77%
Net investment income (loss)	1.61%	1.53%	1.04%	.88%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 312,814	$ 175,833	$ 136,768	$ 1,568	$ 515
Portfolio turnover rate D	29%	57%	53%	97%	138%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2013

1. Organization.

Fidelity Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In June 2013, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund will commence sale of Class Z shares on or about August 13, 2013. The Fund offers Class A, Class T, Class C, Mega Cap Stock and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of June 30, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 438,083,733
Gross unrealized depreciation	(41,371,849)
Net unrealized appreciation (depreciation) on securities and other investments	$ 396,711,884

Tax Cost	$ 2,172,428,329

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 17,088,049
Capital loss carryforward	$ (9,389,653)
Net unrealized appreciation (depreciation)	$ 396,706,686

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (9,389,653)

The tax character of distributions paid was as follows:

	June 30, 2013	June 30, 2012
Ordinary Income	$ 27,575,489	$ 11,753,098

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,282,775,180 and $627,306,100, respectively.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 35,361	$ 1,598
Class T	.25%	.25%	26,370	112
Class B	.75%	.25%	7,081	5,321
Class C	.75%	.25%	47,390	19,884
			$ 116,202	$ 26,915

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 26,640
Class T	2,961
Class B*	574
Class C*	1,610
$ 31,785

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 32,274.23
Class T	13,509.26
Class B	2,121.30
Class C	11,876.25
Mega Cap Stock	3,689,743.20
Institutional Class	714,015.24
	$ 4,463,538

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,832,600.37%		$ 1,599

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $41,492 for the period.

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,844 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $55,006. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $71,238 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,301.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended June 30,	2013	2012
From net investment income
Class A	$ 137,534	$ 41,978
Class T	36,492	11,957
Class B	2,304	701
Class C	13,133	10,116
Mega Cap Stock	23,359,421	10,229,962
Institutional Class	4,026,605	1,458,384
Total	$ 27,575,489	$ 11,753,098

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended June 30,	2013	2012	2013	2012
Class A
Shares sold	1,001,677	486,313	$ 12,394,211	$ 5,118,655
Reinvestment of distributions	11,084	3,634	127,952	35,610
Shares redeemed	(279,053)	(120,131)	(3,495,724)	(1,250,294)
Net increase (decrease)	733,708	369,816	$ 9,026,439	$ 3,903,971
Class T
Shares sold	517,456	105,560	$ 6,404,547	$ 1,103,327
Reinvestment of distributions	3,084	1,213	35,826	11,925
Shares redeemed	(107,959)	(61,297)	(1,368,248)	(633,953)
Net increase (decrease)	412,581	45,476	$ 5,072,125	$ 481,299
Class B
Shares sold	9,952	9,865	$ 125,476	$ 101,146
Reinvestment of distributions	196	69	2,261	689
Shares redeemed	(20,917)	(20,058)	(255,293)	(199,056)
Net increase (decrease)	(10,769)	(10,124)	$ (127,556)	$ (97,221)
Class C
Shares sold	448,373	229,191	$ 5,664,292	$ 2,376,452
Reinvestment of distributions	988	856	11,494	8,451
Shares redeemed	(116,347)	(155,763)	(1,448,415)	(1,568,860)
Net increase (decrease)	333,014	74,284	$ 4,227,371	$ 816,043

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended June 30,	2013	2012	2013	2012
Mega Cap Stock
Shares sold	84,998,537	74,953,852	$ 1,035,668,817	$ 795,313,856
Reinvestment of distributions	1,836,891	965,264	21,294,763	9,476,451
Shares redeemed	(39,801,746)	(35,350,283)	(498,490,773)	(369,162,567)
Net increase (decrease)	47,033,682	40,568,833	$ 558,472,807	$ 435,627,740
Institutional Class
Shares sold	11,389,839	7,943,118	$ 129,734,591	$ 80,524,837
Reinvestment of distributions	338,467	144,898	3,911,623	1,415,456
Shares redeemed	(4,517,962)	(5,373,433)	(57,335,322)	(54,303,944)
Net increase (decrease)	7,210,344	2,714,583	$ 76,310,892	$ 27,636,349

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Mega Cap Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Mega Cap Stock Fund (a fund of Fidelity Hastings Street Trust) at June 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Mega Cap Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 9, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 166 Fidelity funds. Mr. Curvey oversees 387 Fidelity funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 230 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-
2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley serves as a Trustee of other Fidelity funds (2013-present), and is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-
present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (1965)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Vice President of other Fidelity funds (2013-present), Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-
2009) and as a portfolio manager.

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013) and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2012-
present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stacie Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2012-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-
2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

Institutional Class designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGIII-UANN-0813
1.855219.105

Fidelity®

Series Growth & Income Fund

(formerly Fidelity Series Mega Cap Fund)

Fidelity Series Growth & Income Fund
(formerly Fidelity Series Mega Cap Fund)

Class F

Annual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Note to shareholders	(Click Here)	Important information about the fund.
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Mega Cap Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Note to shareholders

In July 2013, the Board of Trustees of Fidelity® Series Mega Cap Fund approved a proposal to reposition the fund to increase its income orientation. As described below, this involved modifying the fund's investment objective, changing its name and adopting a new benchmark. The fund is one of several Fidelity Series funds and is exclusively available as an underlying investment of Fidelity Freedom Funds®, a family of target-date mutual funds.

The following changes were effective on August 1, 2013.

• The fund seeks high total return through a combination of current income and capital appreciation by focusing on companies that pay current dividends and show potential for capital appreciation. It is no longer required to invest at least 80% of assets in common stocks of companies with mega market capitalizations.

• To reflect the fund's revised investment objective and strategies, the new name of the fund is Fidelity® Series Growth & Income Fund.

• The fund now compares its performance to the S&P 500® Index, rather than the Russell Top 200® Index. For historical comparisons, the fund has adopted a supplemental benchmark that links the returns of the Russell Top 200® Index and the S&P 500® Index for the periods before and after the effective date of the change.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take each class' cumulative total return and show you what would have happened if Fidelity Series Growth & Income Fund shares and Class F shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Series Growth & Income Fund, a class of the fund, on December 6, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell Top 200® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. equities overcame some turbulence during the fall and late spring to extend their bull run over the 12-month period ending June 30, 2013, as accommodative monetary policy and minimal inflationary pressure, coupled with gains in the global economy, helped major benchmarks achieve strong double-digit returns. The tone was positive for the majority of the year, based largely on improving U.S. economic data, including employment, housing and consumer sentiment, the latter of which ended the period close to a six-year high. The broad-based S&P 500® Index rose a hearty 20.60% for the 12 months, after setting a series of new highs throughout late May, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to gaining 18.87%. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 17.60%. During the year, markets were resilient amid intermittent volatility due to debt woes in Europe, the U.S. presidential election and Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying sooner than expected - which prompted a brief, but steep, sell-off - but investors' continued quest for yield and the Fed's pledge to not pull back on its support just yet, overpowered uncertainty and helped equities close the period on a positive note.

Comments from Matthew Fruhan, Portfolio Manager of Fidelity® Series Growth & Income Fund: From inception on December 6, 2012, through June 30, 2013, the fund's Series Growth & Income and Class F shares gained 15.41% and 15.53%, respectively, ahead of the 14.05% gain of the Russell Top 200® Index, its primary benchmark for the period. The market came around to my view on several major holdings, most notably a number of stocks from the diversified financials industry. Relative to the Russell index, top individual contributors included outsized stakes in financial services giants JPMorgan Chase and Morgan Stanley, discount brokerage firm Charles Schwab, insurance company MetLife, and global leader Citigroup, all of which saw their stock prices gain sharply. Conversely, my decision to not own insurance-focused conglomerate and index component Berkshire Hathaway was the fund's largest relative detractor. The stock did not fit my investment criteria, in part because it did not pay a dividend. An overweight position in Cognizant Technology Solutions also hurt. The stock declined sharply during the second quarter, first because of weak earnings results relative to peers, then due to investors' concerns about the potential impact of an immigration reform bill proposed by Congress.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Series Growth & Income	.78%
Actual		$ 1,000.00	$ 1,149.60	$ 4.16**
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91**
Class F	.59%
Actual		$ 1,000.00	$ 1,150.50	$ 3.15**
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 2.96**

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If changes to the Fund's management fees effective August 1, 2013, had been in effect during the entire period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense RatioB	Expenses Paid
Series Growth & Income	.68%
Actual		$ 3.63
HypotheticalA		$ 3.41
Class F	.49%
Actual		$ 2.61
HypotheticalA		$ 2.46

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.3	4.2
Apple, Inc.	3.8	5.3
General Electric Co.	3.3	3.2
Wells Fargo & Co.	3.2	3.7
Exxon Mobil Corp.	3.1	3.9
Chevron Corp.	3.1	3.3
Microsoft Corp.	3.1	2.4
Google, Inc. Class A	2.6	2.6
Citigroup, Inc.	2.6	2.3
Procter & Gamble Co.	2.4	2.5
	31.5
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.5	19.9
Financials	20.3	18.5
Energy	12.6	12.4
Health Care	12.5	12.7
Consumer Discretionary	11.1	11.9
Asset Allocation (% of fund's net assets)
As of June 30, 2013 *		As of December 31, 2012 **
	Stocks 99.7%		Stocks 99.7%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 0.2%		Short-Term Investments and Net Other Assets (Liabilities) 0.2%
* Foreign investments	1.1%	** Foreign investments	1.1%

Annual Report

Investments June 30, 2013

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 11.1%
Automobiles - 0.9%
Ford Motor Co.	1,301,341	$ 20,131,745
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.	123,200	12,196,800
Yum! Brands, Inc.	152,900	10,602,086
		22,798,886
Media - 4.9%
Comcast Corp. Class A (special) (non-vtg.)	1,105,000	43,835,350
News Corp. Class A	250,300	8,159,780
The Walt Disney Co.	237,390	14,991,179
Time Warner, Inc.	541,817	31,327,859
Viacom, Inc. Class B (non-vtg.)	167,500	11,398,375
		109,712,543
Multiline Retail - 2.2%
Target Corp.	706,072	48,620,118
Specialty Retail - 2.1%
Home Depot, Inc.	121,995	9,450,953
Lowe's Companies, Inc.	897,000	36,687,300
		46,138,253
TOTAL CONSUMER DISCRETIONARY		247,401,545
CONSUMER STAPLES - 10.0%
Beverages - 2.9%
PepsiCo, Inc.	302,100	24,708,759
The Coca-Cola Co.	1,012,795	40,623,207
		65,331,966
Food & Staples Retailing - 2.3%
CVS Caremark Corp.	281,400	16,090,452
Walgreen Co.	765,895	33,852,559
		49,943,011
Food Products - 0.6%
Kellogg Co.	204,060	13,106,774
Household Products - 3.1%
Kimberly-Clark Corp.	171,571	16,666,407
Procter & Gamble Co.	688,600	53,015,314
		69,681,721
Tobacco - 1.1%
Altria Group, Inc.	83,373	2,917,221
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	218,538	$ 9,545,740
Philip Morris International, Inc.	144,818	12,544,135
		25,007,096
TOTAL CONSUMER STAPLES		223,070,568
ENERGY - 12.6%
Energy Equipment & Services - 2.2%
Halliburton Co.	526,400	21,961,408
National Oilwell Varco, Inc.	120,600	8,309,340
Schlumberger Ltd.	265,757	19,044,147
		49,314,895
Oil, Gas & Consumable Fuels - 10.4%
Apache Corp.	308,160	25,833,053
Chevron Corp.	578,900	68,507,026
Exxon Mobil Corp.	764,500	69,072,575
Occidental Petroleum Corp.	590,600	52,699,238
The Williams Companies, Inc.	473,900	15,387,533
		231,499,425
TOTAL ENERGY		280,814,320
FINANCIALS - 20.3%
Capital Markets - 3.5%
BlackRock, Inc. Class A	32,500	8,347,625
Charles Schwab Corp.	1,101,860	23,392,488
Morgan Stanley	1,267,000	30,952,810
State Street Corp.	223,582	14,579,782
		77,272,705
Commercial Banks - 5.2%
PNC Financial Services Group, Inc.	254,012	18,522,555
U.S. Bancorp	705,069	25,488,244
Wells Fargo & Co.	1,739,317	71,781,613
		115,792,412
Diversified Financial Services - 8.9%
Bank of America Corp.	3,478,035	44,727,530
Citigroup, Inc.	1,183,583	56,776,477
JPMorgan Chase & Co.	1,833,265	96,778,059
		198,282,066
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 2.7%
AFLAC, Inc.	88,850	$ 5,163,962
American International Group, Inc. (a)	359,400	16,065,180
MetLife, Inc.	703,200	32,178,432
Prudential Financial, Inc.	99,200	7,244,576
		60,652,150
TOTAL FINANCIALS		451,999,333
HEALTH CARE - 12.5%
Biotechnology - 0.9%
Amgen, Inc.	198,400	19,574,144
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	241,849	8,435,693
Stryker Corp.	156,900	10,148,292
		18,583,985
Health Care Providers & Services - 4.5%
Aetna, Inc.	295,200	18,757,008
Express Scripts Holding Co. (a)	162,200	10,006,118
McKesson Corp.	206,755	23,673,448
UnitedHealth Group, Inc.	385,812	25,262,970
WellPoint, Inc.	263,454	21,561,075
		99,260,619
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	103,700	8,776,131
Pharmaceuticals - 5.9%
AbbVie, Inc.	351,862	14,545,975
Eli Lilly & Co.	132,387	6,502,849
Johnson & Johnson	526,500	45,205,290
Merck & Co., Inc.	1,126,500	52,325,925
Pfizer, Inc.	456,308	12,781,187
		131,361,226
TOTAL HEALTH CARE		277,556,105
INDUSTRIALS - 9.8%
Aerospace & Defense - 2.7%
Honeywell International, Inc.	125,500	9,957,170
Precision Castparts Corp.	23,300	5,266,033
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	275,093	$ 28,180,527
United Technologies Corp.	176,400	16,394,616
		59,798,346
Air Freight & Logistics - 1.4%
United Parcel Service, Inc. Class B	357,900	30,951,192
Industrial Conglomerates - 3.5%
Danaher Corp.	91,749	5,807,712
General Electric Co.	3,146,329	72,963,370
		78,771,082
Machinery - 0.4%
Illinois Tool Works, Inc.	142,600	9,863,642
Road & Rail - 1.8%
CSX Corp.	792,428	18,376,405
Norfolk Southern Corp.	164,234	11,931,600
Union Pacific Corp.	63,500	9,796,780
		40,104,785
TOTAL INDUSTRIALS		219,489,047
INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 3.2%
Cisco Systems, Inc.	1,983,000	48,206,730
QUALCOMM, Inc.	392,500	23,973,900
		72,180,630
Computers & Peripherals - 4.3%
Apple, Inc.	212,281	84,080,258
EMC Corp.	444,754	10,505,089
		94,585,347
Internet Software & Services - 2.6%
Google, Inc. Class A (a)	66,700	58,720,679
IT Services - 4.3%
Accenture PLC Class A	83,300	5,994,268
Automatic Data Processing, Inc.	126,167	8,687,860
Cognizant Technology Solutions Corp. Class A (a)	246,402	15,427,229
IBM Corp.	85,600	16,359,016
MasterCard, Inc. Class A	47,200	27,116,400
Visa, Inc. Class A	125,800	22,989,950
		96,574,723
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.7%
Applied Materials, Inc.	191,100	$ 2,849,301
Broadcom Corp. Class A	248,718	8,396,720
Intel Corp.	173,900	4,211,858
		15,457,879
Software - 5.4%
Adobe Systems, Inc. (a)	276,334	12,589,777
Microsoft Corp.	1,983,880	68,503,376
Oracle Corp.	832,462	25,573,233
salesforce.com, Inc. (a)	163,400	6,238,612
VMware, Inc. Class A (a)	96,370	6,455,826
		119,360,824
TOTAL INFORMATION TECHNOLOGY		456,880,082
MATERIALS - 1.2%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	19,497	1,785,340
E.I. du Pont de Nemours & Co.	302,570	15,884,925
Monsanto Co.	91,840	9,073,792
		26,744,057
Metals & Mining - 0.0%
Freeport-McMoRan Copper & Gold, Inc.	34,100	941,501
TOTAL MATERIALS		27,685,558
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	761,650	38,341,461
TOTAL COMMON STOCKS (Cost $1,978,760,019)		2,223,238,019
Convertible Preferred Stocks - 0.1%

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50% (Cost $1,804,476)	32,400	1,923,264
Money Market Funds - 0.3%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b) (Cost $6,562,761)	6,562,761	$ 6,562,761
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,987,127,256)		2,231,724,044
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,158,580)
NET ASSETS - 100%		$ 2,228,565,464
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,080
Fidelity Securities Lending Cash Central Fund	637
Total	$ 10,717
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,980,564,495)	$ 2,225,161,283
Fidelity Central Funds (cost $6,562,761)	6,562,761
Total Investments (cost $1,987,127,256)		$ 2,231,724,044
Receivable for investments sold		1,715,726
Receivable for fund shares sold		999,640
Dividends receivable		2,737,794
Distributions receivable from Fidelity Central Funds		1,858
Other receivables		2,070
Total assets		2,237,181,132

Liabilities
Payable for investments purchased	$ 6,716,138
Payable for fund shares redeemed	609,864
Accrued management fee	1,037,130
Other affiliated payables	211,150
Other payables and accrued expenses	41,386
Total liabilities		8,615,668

Net Assets		$ 2,228,565,464
Net Assets consist of:
Paid in capital		$ 1,948,148,281
Undistributed net investment income		15,366,382
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		20,454,013
Net unrealized appreciation (depreciation) on investments		244,596,788
Net Assets		$ 2,228,565,464

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2013

Series Growth & Income: Net Asset Value, offering price and redemption price per share ($1,000,853,805 ÷ 86,792,616 shares)	$ 11.53

Class F: Net Asset Value, offering price and redemption price per share ($1,227,711,659 ÷ 106,363,208 shares)	$ 11.54

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	For the Period December 6, 2012 (Commencement of Operations) to June 30, 2013

Investment Income
Dividends		$ 24,971,195
Interest		60
Income from Fidelity Central Funds		10,717
Total income		24,981,972

Expenses
Management fee	$ 6,339,057
Transfer agent fees	1,000,766
Accounting and security lending fees	346,862
Custodian fees and expenses	47,243
Independent trustees' compensation	5,921
Audit	34,276
Legal	1,662
Interest	1,487
Miscellaneous	2,775
Total expenses before reductions	7,780,049
Expense reductions	(151,358)	7,628,691
Net investment income (loss)		17,353,281
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,424,479
Foreign currency transactions	2,599
Total net realized gain (loss)		20,427,078
Change in net unrealized appreciation (depreciation) on investment securities		244,596,788
Net gain (loss)		265,023,866
Net increase (decrease) in net assets resulting from operations		$ 282,377,147

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the Period December 6, 2012 (Commencement of Operations) to June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,353,281
Net realized gain (loss)	20,427,078
Change in net unrealized appreciation (depreciation)	244,596,788
Net increase (decrease) in net assets resulting from operations	282,377,147
Distributions to shareholders from net investment income	(1,959,964)
Share transactions - net increase (decrease)	1,948,148,281
Total increase (decrease) in net assets	2,228,565,464

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $15,366,382)	$ 2,228,565,464

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Series Growth & Income

Period ended June 30,	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09
Net realized and unrealized gain (loss)	1.45
Total from investment operations	1.54
Distributions from net investment income	(.01)
Net asset value, end of period	$ 11.53
Total Return B, C	15.41%
Ratios to Average Net Assets E, H
Expenses before reductions	.78% A
Expenses net of fee waivers, if any	.78% A
Expenses net of all reductions	.77% A
Net investment income (loss)	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,000,854
Portfolio turnover rate F	80% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to June 30, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Period ended June 30,	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10
Net realized and unrealized gain (loss)	1.45
Total from investment operations	1.55
Distributions from net investment income	(.01)
Net asset value, end of period	$ 11.54
Total Return B, C	15.53%
Ratios to Average Net Assets E, H
Expenses before reductions	.59% A
Expenses net of fee waivers, if any	.59% A
Expenses net of all reductions	.58% A
Net investment income (loss)	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,227,712
Portfolio turnover rate F	80% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to June 30, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2013

1. Organization.

Fidelity® Series Growth & Income Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Growth & Income and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In July 2013 the Board of Trustees (the Board) approved a change in the name of Fidelity Series Mega Cap Fund to Fidelity Series Growth & Income Fund effective August 1, 2013.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to

Annual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of June 30, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 281,822,165
Gross unrealized depreciation	(37,873,640)
Net unrealized appreciation (depreciation) on securities and other investments	$ 243,948,525

Tax Cost	$ 1,987,775,519

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 36,494,400
Net unrealized appreciation (depreciation)	$ 243,948,525

The tax character of distributions paid was as follows:

June 30, 2013
Ordinary Income	$ 1,959,964

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,891,992,423 and $931,855,677, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment effective December 1, 2013. However, effective August 1, 2013, the performance adjustment will be removed and the individual fund fee rate will decrease from .30% to .20% of the Fund's average net assets. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Growth & Income. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Series Growth & Income	$ 1,000,766.19

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $38,952 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,189,842.39%		$ 1,487

Exchanges In-Kind. During the period, certain investment companies managed by FMR or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered cash and securities valued at $1,864,134,700 in exchange for 186,413,470 shares of the Fund. The amount of in-kind exchanges is included in share

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Exchanges In-Kind - continued

transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $358 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $637.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $151,358 for the period.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended June 30, 2013 A
From net investment income
Series Growth & Income	$ 905,843
Class F	1,054,121
Total	$ 1,959,964

A For the period December 6, 2012 (commencement of operations) to June 30, 2013.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Period ended June 30, 2013 A	Period ended June 30, 2013 A
Series Growth & Income
Shares sold	96,902,349 B	$ 979,211,727 B
Reinvestment of distributions	90,044	905,843
Shares redeemed	(10,199,777)	(110,540,125)
Net increase (decrease)	86,792,616	$ 869,577,445
Class F
Shares sold	109,570,857 B	$ 1,113,133,023 B
Reinvestment of distributions	104,783	1,054,121
Shares redeemed	(3,312,432)	(35,616,308)
Net increase (decrease)	106,363,208	$ 1,078,570,836

A For the period December 6, 2012 (commencement of operations) to June 30, 2013.

B Amount includes in-kind exchanges (see Note 5: Exchanges In-Kind).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Series Growth & Income Fund (formerly Series Mega Cap Fund):

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Series Growth & Income Fund (a fund of Fidelity Hastings Street Trust) at June 30, 2013, and the results of its operations, the changes in its net assets, and the financial highlights for the period of December 6, 2012 (commencement of operations) through June 30, 2013, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Series Growth & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 12, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 166 Fidelity funds. Mr. Curvey oversees 387 Fidelity funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 230 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity Series Mega Cap, or 1-800-835-5092 for Class F.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley serves as a Trustee of other Fidelity funds (2013-present), and is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (1965)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Vice President of other Fidelity funds (2013-present), Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013) and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stacie Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2012-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Series Growth & Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Series Growth & Income	08/05/13	08/02/13	$0.110
Class F	08/05/13	08/02/13	$0.110

Series Growth & Income designates 100% and Class F Designates 94% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Series Growth & Income and Class F designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MHT-ANN-0813
1.951035.100

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Series Growth & Income

Fund (formerly Fidelity Advisor Series Mega Cap Fund)

Annual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Note to shareholders	(Click Here)	Important information about the fund.
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Note to shareholders

In July 2013, the Board of Trustees of Fidelity Advisor® Series Mega Cap Fund approved a proposal to reposition the fund to increase its income orientation. As described below, this involved modifying the fund's investment objective, changing its name and adopting a new benchmark. The fund is one of several Fidelity Advisor Series funds and is exclusively available as an underlying investment of Fidelity Advisor Freedom® Funds, a family of target-date mutual funds.

The following changes were effective on August 1, 2013.

• The fund seeks high total return through a combination of current income and capital appreciation by focusing on companies that pay current dividends and show potential for capital appreciation. It is no longer required to invest at least 80% of assets in common stocks of companies with mega market capitalizations.

• To reflect the fund's revised investment objective and strategies, the new name of the fund is Fidelity Advisor® Series Growth & Income Fund.

• The fund now compares its performance to the S&P 500® Index, rather than the Russell Top 200® Index. For historical comparisons, the fund has adopted a supplemental benchmark that links the returns of the Russell Top 200® Index and the S&P 500® Index for the periods before and after the effective date of the change.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Advisor® Series Growth & Income Fund's cumulative total return and show you what would have happened if Fidelity Advisor® Series Growth & Income Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Series Growth & Income Fund on December 6, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell Top 200® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. equities overcame some turbulence during the fall and late spring to extend their bull run over the 12-month period ending June 30, 2013, as accommodative monetary policy and minimal inflationary pressure, coupled with gains in the global economy, helped major benchmarks achieve strong double-digit returns. The tone was positive for the majority of the year, based largely on improving U.S. economic data, including employment, housing and consumer sentiment, the latter of which ended the period close to a six-year high. The broad-based S&P 500® Index rose a hearty 20.60% for the 12 months, after setting a series of new highs throughout late May, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to gaining 18.87%. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 17.60%. During the year, markets were resilient amid intermittent volatility due to debt woes in Europe, the U.S. presidential election and Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying sooner than expected - which prompted a brief, but steep, sell-off - but investors' continued quest for yield and the Fed's pledge to not pull back on its support just yet, overpowered uncertainty and helped equities close the period on a positive note.

Comments from Matthew Fruhan, Portfolio Manager of Fidelity Advisor® Series Growth & Income Fund: From inception on December 6, 2012, through June 30, 2013, the fund gained 15.80%, ahead of the 14.05% gain of the Russell Top 200® Index, its primary benchmark for the period. The market came around to my view on several major holdings, most notably a number of stocks from the diversified financials industry. Relative to the Russell index, top individual contributors included outsized stakes in financial services giants Morgan Stanley and JPMorgan Chase, discount brokerage firm Charles Schwab, insurance company MetLife, and global leader Citigroup, all of which saw their stock prices gain sharply. Conversely, my decision to not own insurance-focused conglomerate and index component Berkshire Hathaway was the fund's largest relative detractor. The stock did not fit my investment criteria, in part because it did not pay a dividend. An overweight position in Cognizant Technology Solutions also hurt. The stock declined sharply during the second quarter, first because of weak earnings results relative to peers, then due to investors' concerns about the potential impact of an immigration reform bill proposed by Congress.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Actual	.84%	$ 1,000.00	$ 1,149.00	$ 4.48**
HypotheticalA		$ 1,000.00	$ 1,020.63	$ 4.21**

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If changes to the Fund's management fees effective August 1, 2013, had been in effect during the entire period, the annualized expense ratio would have been .74% and the expenses paid in the actual and hypothetical examples above would have been $3.94 and $3.71, respectively.

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.3	4.2
Apple, Inc.	3.8	5.3
General Electric Co.	3.3	3.2
Wells Fargo & Co.	3.2	3.7
Exxon Mobil Corp.	3.1	3.9
Chevron Corp.	3.1	3.3
Microsoft Corp.	3.1	2.4
Google, Inc. Class A	2.6	2.6
Citigroup, Inc.	2.6	2.3
Procter & Gamble Co.	2.4	2.4
	31.5
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.5	19.8
Financials	20.3	18.5
Energy	12.6	12.4
Health Care	12.4	12.7
Consumer Discretionary	11.1	11.9
Asset Allocation (% of fund's net assets)
As of June 30, 2013*		As of December 31, 2012**
	Stocks 99.6%		Stocks 99.6%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 0.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Foreign investments	1.1%	** Foreign investments	1.1%

Annual Report

Investments June 30, 2013

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 11.1%
Automobiles - 0.9%
Ford Motor Co.	99,059	$ 1,532,443
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.	9,400	930,600
Yum! Brands, Inc.	11,600	804,344
		1,734,944
Media - 4.9%
Comcast Corp. Class A (special) (non-vtg.)	84,100	3,336,247
News Corp. Class A	19,100	622,660
The Walt Disney Co.	18,110	1,143,647
Time Warner, Inc.	41,283	2,386,983
Viacom, Inc. Class B (non-vtg.)	12,700	864,235
		8,353,772
Multiline Retail - 2.2%
Target Corp.	53,728	3,699,710
Specialty Retail - 2.1%
Home Depot, Inc.	9,305	720,858
Lowe's Companies, Inc.	68,300	2,793,470
		3,514,328
TOTAL CONSUMER DISCRETIONARY		18,835,197
CONSUMER STAPLES - 10.0%
Beverages - 2.9%
PepsiCo, Inc.	23,000	1,881,170
The Coca-Cola Co.	77,105	3,092,682
		4,973,852
Food & Staples Retailing - 2.3%
CVS Caremark Corp.	21,400	1,223,652
Walgreen Co.	58,405	2,581,501
		3,805,153
Food Products - 0.6%
Kellogg Co.	15,540	998,134
Household Products - 3.1%
Kimberly-Clark Corp.	13,029	1,265,637
Procter & Gamble Co.	52,400	4,034,276
		5,299,913
Tobacco - 1.1%
Altria Group, Inc.	6,327	221,382
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	16,662	$ 727,796
Philip Morris International, Inc.	11,082	959,923
		1,909,101
TOTAL CONSUMER STAPLES		16,986,153
ENERGY - 12.6%
Energy Equipment & Services - 2.2%
Halliburton Co.	40,100	1,672,972
National Oilwell Varco, Inc.	9,200	633,880
Schlumberger Ltd.	20,243	1,450,613
		3,757,465
Oil, Gas & Consumable Fuels - 10.4%
Apache Corp.	23,540	1,973,358
Chevron Corp.	44,200	5,230,628
Exxon Mobil Corp.	58,300	5,267,405
Occidental Petroleum Corp.	45,000	4,015,350
The Williams Companies, Inc.	36,100	1,172,167
		17,658,908
TOTAL ENERGY		21,416,373
FINANCIALS - 20.3%
Capital Markets - 3.5%
BlackRock, Inc. Class A	2,500	642,125
Charles Schwab Corp.	84,340	1,790,538
Morgan Stanley	96,400	2,355,052
State Street Corp.	17,018	1,109,744
		5,897,459
Commercial Banks - 5.2%
PNC Financial Services Group, Inc.	19,288	1,406,481
U.S. Bancorp	53,631	1,938,761
Wells Fargo & Co.	132,683	5,475,827
		8,821,069
Diversified Financial Services - 8.9%
Bank of America Corp.	264,965	3,407,450
Citigroup, Inc.	90,317	4,332,506
JPMorgan Chase & Co.	139,735	7,376,609
		15,116,565
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 2.7%
AFLAC, Inc.	6,750	$ 392,310
American International Group, Inc. (a)	27,400	1,224,780
MetLife, Inc.	53,600	2,452,736
Prudential Financial, Inc.	7,500	547,725
		4,617,551
TOTAL FINANCIALS		34,452,644
HEALTH CARE - 12.4%
Biotechnology - 0.9%
Amgen, Inc.	15,100	1,489,766
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	18,451	643,571
Stryker Corp.	11,900	769,692
		1,413,263
Health Care Providers & Services - 4.4%
Aetna, Inc.	22,500	1,429,650
Express Scripts Holding Co. (a)	12,400	764,956
McKesson Corp.	15,745	1,802,803
UnitedHealth Group, Inc.	29,388	1,924,326
WellPoint, Inc.	20,046	1,640,565
		7,562,300
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	7,900	668,577
Pharmaceuticals - 5.9%
AbbVie, Inc.	26,738	1,105,349
Eli Lilly & Co.	10,113	496,751
Johnson & Johnson	40,100	3,442,986
Merck & Co., Inc.	85,700	3,980,765
Pfizer, Inc.	34,692	971,723
		9,997,574
TOTAL HEALTH CARE		21,131,480
INDUSTRIALS - 9.8%
Aerospace & Defense - 2.7%
Honeywell International, Inc.	9,600	761,664
Precision Castparts Corp.	1,800	406,818
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	21,007	$ 2,151,957
United Technologies Corp.	13,400	1,245,396
		4,565,835
Air Freight & Logistics - 1.4%
United Parcel Service, Inc. Class B	27,200	2,352,256
Industrial Conglomerates - 3.5%
Danaher Corp.	7,051	446,328
General Electric Co.	240,571	5,578,841
		6,025,169
Machinery - 0.4%
Illinois Tool Works, Inc.	10,900	753,953
Road & Rail - 1.8%
CSX Corp.	60,372	1,400,027
Norfolk Southern Corp.	12,466	905,655
Union Pacific Corp.	4,800	740,544
		3,046,226
TOTAL INDUSTRIALS		16,743,439
INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 3.2%
Cisco Systems, Inc.	150,900	3,668,379
QUALCOMM, Inc.	29,900	1,826,292
		5,494,671
Computers & Peripherals - 4.3%
Apple, Inc.	16,175	6,406,594
EMC Corp.	33,846	799,443
		7,206,037
Internet Software & Services - 2.6%
Google, Inc. Class A (a)	5,053	4,448,510
IT Services - 4.3%
Accenture PLC Class A	6,400	460,544
Automatic Data Processing, Inc.	9,633	663,328
Cognizant Technology Solutions Corp. Class A (a)	18,798	1,176,943
IBM Corp.	6,500	1,242,215
MasterCard, Inc. Class A	3,592	2,063,604
Visa, Inc. Class A	9,600	1,754,400
		7,361,034
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.7%
Applied Materials, Inc.	14,700	$ 219,177
Broadcom Corp. Class A	18,882	637,456
Intel Corp.	13,300	322,126
		1,178,759
Software - 5.4%
Adobe Systems, Inc. (a)	21,066	959,767
Microsoft Corp.	151,320	5,225,080
Oracle Corp.	63,338	1,945,743
salesforce.com, Inc. (a)	12,400	473,432
VMware, Inc. Class A (a)	7,330	491,037
		9,095,059
TOTAL INFORMATION TECHNOLOGY		34,784,070
MATERIALS - 1.2%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	1,503	137,630
E.I. du Pont de Nemours & Co.	23,030	1,209,075
Monsanto Co.	6,960	687,648
		2,034,353
Metals & Mining - 0.0%
Freeport-McMoRan Copper & Gold, Inc.	2,600	71,786
TOTAL MATERIALS		2,106,139
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	57,950	2,917,203
TOTAL COMMON STOCKS (Cost $149,147,718)		169,372,698
Convertible Preferred Stocks - 0.1%

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50% (Cost $138,150)	2,500	148,400
Money Market Funds - 0.6%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b) (Cost $977,499)	977,499	$ 977,499
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $150,263,367)		170,498,597
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(542,610)
NET ASSETS - 100%		$ 169,955,987
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 636
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $149,285,868)	$ 169,521,098
Fidelity Central Funds (cost $977,499)	977,499
Total Investments (cost $150,263,367)		$ 170,498,597
Receivable for investments sold		102,030
Receivable for fund shares sold		7,204
Dividends receivable		209,939
Distributions receivable from Fidelity Central Funds		75
Other receivables		158
Total assets		170,818,003

Liabilities
Payable for investments purchased	$ 568,628
Payable for fund shares redeemed	148,133
Accrued management fee	79,328
Other affiliated payables	32,592
Other payables and accrued expenses	33,335
Total liabilities		862,016

Net Assets		$ 169,955,987
Net Assets consist of:
Paid in capital		$ 146,399,168
Undistributed net investment income		1,086,549
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,235,040
Net unrealized appreciation (depreciation) on investments		20,235,230
Net Assets, for 14,685,700 shares outstanding		$ 169,955,987
Net Asset Value, offering price and redemption price per share ($169,955,987 ÷ 14,685,700 shares)		$ 11.57

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	For the period December 6, 2012 (commencement of operations) to June 30, 2013

Investment Income
Dividends		$ 1,991,605
Income from Fidelity Central Funds		636
Total income		1,992,241

Expenses
Management fee	$ 510,648
Transfer agent fees	174,206
Accounting fees and expenses	35,816
Custodian fees and expenses	19,357
Independent trustees' compensation	483
Audit	30,518
Legal	135
Miscellaneous	240
Total expenses before reductions	771,403
Expense reductions	(3,668)	767,735
Net investment income (loss)		1,224,506
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,232,920
Foreign currency transactions	193
Total net realized gain (loss)		2,233,113
Change in net unrealized appreciation (depreciation) on investment securities		20,235,230
Net gain (loss)		22,468,343
Net increase (decrease) in net assets resulting from operations		$ 23,692,849

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period December 6, 2012 (commencement of operations) to June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,224,506
Net realized gain (loss)	2,233,113
Change in net unrealized appreciation (depreciation)	20,235,230
Net increase (decrease) in net assets resulting from operations	23,692,849
Distributions to shareholders from net investment income	(136,030)
Share transactions Proceeds from sales of shares	157,115,877
Reinvestment of distributions	136,030
Cost of shares redeemed	(10,852,739)
Net increase (decrease) in net assets resulting from share transactions	146,399,168
Total increase (decrease) in net assets	169,955,987

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,086,549)	$ 169,955,987
Other Information Shares
Sold	15,645,460
Issued in reinvestment of distributions	13,468
Redeemed	(973,228)
Net increase (decrease)	14,685,700

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Period ended June 30,	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08
Net realized and unrealized gain (loss)	1.50
Total from investment operations	1.58
Distributions from net investment income	(.01)
Net asset value, end of period	$ 11.57
Total Return B, C	15.80%
Ratios to Average Net Assets E, H
Expenses before reductions	.84% A
Expenses net of fee waivers, if any	.84% A
Expenses net of all reductions	.83% A
Net investment income (loss)	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 169,956
Portfolio turnover rate F	50% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to June 30, 2013.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2013

1. Organization.

Fidelity Advisor Series Growth & Income Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In July 2013, the Board of Trustees (the Board) approved a change in the name of Fidelity Advisor Series Mega Cap Fund to Fidelity Advisor Series Growth & Income Fund effective August 1, 2013.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices,

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of June 30, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 22,921,348
Gross unrealized depreciation	(2,733,223)
Net unrealized appreciation (depreciation) on securities and other investments	$ 20,188,125

Tax Cost	$ 150,310,472

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 3,370,749
Net unrealized appreciation (depreciation)	$ 20,188,125

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

June 30, 2013
Ordinary Income	$ 136,030

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $193,181,958 and $46,128,951, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment effective December 1, 2013. However, effective August 1, 2013, the performance adjustment will be removed and the individual fund fee rate will decrease from .30% to .20% of the Fund's average net assets. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,012 for the period.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Exchanges In-Kind. During the period, certain investment companies managed by FMR or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered cash and securities valued at $151,144,783 in exchange for 15,114,478 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $29 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,668 for the period.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund):

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Series Growth & Income Fund (a fund of Fidelity Hastings Street Trust) at June 30, 2013, and the results of its operations, the changes in its net assets, and the financial highlights for the period of December 6, 2012 (commencement of operations) through June 30, 2013, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Series Growth & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 12, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 166 Fidelity funds. Mr. Curvey oversees 387 Fidelity funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 230 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley serves as a Trustee of other Fidelity funds (2013-present), and is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (1965)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Vice President of other Fidelity funds (2013-present), Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013) and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stacie Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2012-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Series Growth & Income Fund voted to pay on August 5, 2013, to shareholders of record at the opening of business on August 2, 2013, a distribution of $0.157 per share derived from capital gains realized from sales of portfolio securities.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AMHTI-ANN-0813
1.950941.101

Item 2. Code of Ethics

As of the end of the period, June 30, 2013, Fidelity Hastings Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Advisor Series Growth & Income Fund, Fidelity Fifty, Fidelity Fund, Fidelity Growth Discovery Fund, Fidelity Mega Cap Stock Fund and Fidelity Series Growth & Income Fund (the "Funds"):

Services Billed by PwC

June 30, 2013 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Series Growth & Income Fund	$26,000	$-	$3,300	$800
Fidelity Fifty	$39,000	$-	$3,300	$1,800
Fidelity Fund	$65,000	$-	$3,300	$3,700
Fidelity Growth Discovery Fund	$42,000	$-	$3,300	$1,900
Fidelity Mega Cap Stock Fund	$42,000	$-	$3,300	$2,300
Fidelity Series Growth & Income Fund	$29,000	$-	$3,300	$1,100

June 30, 2012 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Series Growth & Income Fund	$-	$-	$-	$-
Fidelity Fifty	$38,000	$-	$3,300	$1,800
Fidelity Fund	$66,000	$-	$3,300	$3,700
Fidelity Growth Discovery Fund	$42,000	$-	$3,300	$2,000
Fidelity Mega Cap Stock Fund	$40,000	$-	$3,300	$2,000
Fidelity Series Growth & Income Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B The Fidelity Advisor Series Growth & Income Fund and Fidelity Series Growth & Income Fund commenced operations on December 6, 2012.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	June 30, 2013A,B	June 30, 2012A,B
Audit-Related Fees	$3,665,000	$4,255,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Advisor Series Growth & Income Fund and Fidelity Series Growth & Income Fund's commencement of operations.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	June 30, 2013 A,B	June 30, 2012 A,B
PwC	$4,255,000	$5,445,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Advisor Series Growth & Income Fund and Fidelity Series Growth & Income Fund's commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 27, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 27, 2013